Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Australia-5.45%
ALS Ltd.	49,124	$719,931
AMP Ltd.	484,327	550,945
Ampol Ltd.	19,522	394,126
Ansell Ltd.	5,846	143,620
ANZ Group Holdings Ltd.	15,943	362,070
APA Group	68,328	414,914
Aristocrat Leisure Ltd.	8,509	325,542
Atlas Arteria Ltd.	46,388	151,528
Aurizon Holdings Ltd.	84,723	198,890
Bank of Queensland Ltd.	69,483	293,460
Beach Energy Ltd.(a)	198,097	153,378
Bendigo & Adelaide Bank Ltd.	34,023	228,465
BlueScope Steel Ltd.	40,657	648,282
Brambles Ltd.	44,099	695,663
CAR Group Ltd.	5,874	134,017
Challenger Ltd.	73,699	429,062
Charter Hall Group	33,879	552,672
Cochlear Ltd.	1,146	209,645
Coles Group Ltd.	39,919	584,119
Computershare Ltd.	54,850	1,290,786
Deterra Royalties Ltd.	56,323	149,690
Downer EDI Ltd.	186,035	965,085
EBOS Group Ltd.	31,025	507,536
Evolution Mining Ltd.	437,279	3,408,154
Fortescue Ltd.	35,513	499,616
Harvey Norman Holdings Ltd.	68,011	309,518
HUB24 Ltd.	7,631	519,298
Insignia Financial Ltd.(b)	90,773	270,786
Insurance Australia Group Ltd.	120,494	612,667
JB Hi-Fi Ltd.(a)	18,422	1,186,885
Lottery Corp. Ltd. (The)	53,310	191,161
Lynas Rare Earths Ltd.(b)	64,902	619,298
Magellan Financial Group Ltd.	23,180	144,638
Medibank Pvt. Ltd.	303,009	943,222
Metcash Ltd.	315,317	765,115
Netwealth Group Ltd.	9,863	184,953
Northern Star Resources Ltd.	48,320	869,670
Orica Ltd.	59,249	926,592
Origin Energy Ltd.	126,384	968,387
Pro Medicus Ltd.	2,321	406,256
Qantas Airways Ltd.	313,459	2,053,656
QBE Insurance Group Ltd.	140,991	1,779,820
Qube Holdings Ltd.	65,703	209,433
Ramsay Health Care Ltd.	12,311	297,189
REA Group Ltd.	837	107,605
Rio Tinto Ltd.	7,736	671,738
Rio Tinto PLC	4,239	304,669
Santos Ltd.	157,355	664,798
Scentre Group	99,119	265,258
SGH Ltd.	4,483	139,069
Sigma Healthcare Ltd.	185,002	349,317
Sonic Healthcare Ltd.	33,586	514,005
South32 Ltd.	90,049	190,999
Steadfast Group Ltd.(a)	59,133	200,930
Stockland	75,330	297,329
Suncorp Group Ltd.	74,612	858,141
Technology One Ltd.	20,569	406,644
Telstra Group Ltd.	87,761	283,260
Transurban Group	14,910	145,961
Vicinity Ltd.	236,222	381,192
Washington H Soul Pattinson & Co. Ltd.(a)	9,834	243,943
	Shares	Value
Australia-(continued)
Wesfarmers Ltd.	6,736	$361,839
Whitehaven Coal Ltd.	156,175	710,622
Woodside Energy Group Ltd.	48,285	790,521
Woolworths Group Ltd.	12,876	247,605
Yancoal Australia Ltd.	103,722	370,434
		35,775,619
Austria-0.73%
BAWAG Group AG(b)(c)	10,314	1,381,388
Erste Group Bank AG	10,640	1,163,212
OMV AG	3,538	195,795
Raiffeisen Bank International AG	33,068	1,344,001
Strabag SE, BR	7,801	699,185
		4,783,581
Belgium-0.80%
Ackermans & van Haaren N.V.	2,540	649,989
Ageas S.A./N.V.	26,488	1,810,053
D’Ieteren Group	3,733	650,285
Groupe Bruxelles Lambert N.V.	3,094	267,663
KBC Group N.V.	10,198	1,255,615
Sofina S.A.	761	214,674
Syensqo S.A.(a)	1,956	159,703
UCB S.A.	837	233,994
		5,241,976
Brazil-0.04%
Yara International ASA	8,141	297,527
Canada-5.06%
Agnico Eagle Mines Ltd.	4,673	817,209
Alamos Gold, Inc., Class A	10,283	389,176
AltaGas Ltd.	28,922	894,600
ARC Resources Ltd.	30,996	556,085
AtkinsRealis Group, Inc.(a)	20,259	1,260,402
Bank of Nova Scotia (The)	2,689	186,989
Barrick Mining Corp.	14,103	591,111
Bombardier, Inc., Class B(b)	11,245	1,872,137
Brookfield Corp.	3,449	163,240
CAE, Inc.(b)	44,237	1,213,142
Cameco Corp.	7,840	697,083
Canadian Imperial Bank of Commerce	6,952	602,568
Canadian Tire Corp. Ltd., Class A(a)	3,101	378,202
Celestica, Inc.(b)	7,271	2,504,128
Dollarama, Inc.	3,425	491,251
Element Fleet Management Corp.	13,363	356,877
Emera, Inc.	15,159	737,480
Enbridge, Inc.	4,121	200,810
Fairfax Financial Holdings Ltd.	965	1,665,728
Fortis, Inc.	8,218	431,872
Franco-Nevada Corp.	2,003	419,767
George Weston Ltd.	4,929	338,830
Gildan Activewear, Inc.	8,510	489,521
Great-West Lifeco, Inc.	3,922	182,279
iA Financial Corp., Inc.(a)	13,587	1,608,744
Imperial Oil Ltd.(a)	2,278	228,282
Intact Financial Corp.	949	194,286
Keyera Corp.	7,414	240,122
Kinross Gold Corp.	99,536	2,811,755
Loblaw Cos. Ltd.	6,769	301,049
Lundin Gold, Inc.	8,564	723,491
Magna International, Inc.	13,978	685,740
Manulife Financial Corp.	12,553	445,462
Metro, Inc.	6,153	442,523
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Canada-(continued)
Nutrien Ltd.	12,992	$757,684
Pan American Silver Corp.	19,755	897,587
Power Corp. of Canada	44,248	2,258,345
RB Global, Inc.	4,711	462,635
Saputo, Inc.	5,050	143,489
Shopify, Inc., Class A(b)	1,335	213,765
Stantec, Inc.	4,395	423,689
Sun Life Financial, Inc.	5,511	327,446
Suncor Energy, Inc.	8,141	366,974
TC Energy Corp.	12,482	676,010
TMX Group Ltd.	10,406	382,933
Toronto-Dominion Bank (The)	2,462	207,779
Tourmaline Oil Corp.(a)	3,029	139,755
Wheaton Precious Metals Corp.	4,587	504,980
Whitecap Resources, Inc.	18,777	157,457
WSP Global, Inc.	1,053	184,646
		33,227,115
Chile-0.08%
Antofagasta PLC	7,447	272,564
Lundin Mining Corp.(a)	15,472	289,784
		562,348
China-0.77%
AAC Technologies Holdings, Inc.	155,500	735,839
BOC Aviation Ltd.(c)	18,800	171,542
BOC Hong Kong (Holdings) Ltd.	162,198	783,067
Chow Tai Fook Jewellery Group Ltd.(a)	219,234	385,914
Lenovo Group Ltd.	320,000	400,740
MMG Ltd.(b)	1,036,000	925,189
Nexteer Automotive Group Ltd.	472,000	357,872
SITC International Holdings Co. Ltd.	253,000	869,902
Wilmar International Ltd.	79,200	198,489
Xinyi Glass Holdings Ltd.(a)	188,000	207,448
		5,036,002
Denmark-0.66%
Carlsberg A/S, Class B	7,330	911,616
Danske Bank A/S	15,016	689,797
Demant A/S(b)	4,873	166,097
DSV A/S	1,751	399,950
Genmab A/S(b)	2,160	694,056
H. Lundbeck A/S	26,773	184,977
Novonesis (Novozymes) B, Class B	3,111	194,215
Pandora A/S	1,570	187,897
Rockwool A/S	9,292	314,150
Tryg A/S	15,151	375,347
Vestas Wind Systems A/S	7,944	188,867
		4,306,969
Finland-0.97%
Fortum OYJ(a)	22,914	471,051
Kesko OYJ, Class B	17,501	373,227
Kone OYJ, Class B	2,814	191,527
Metso OYJ	40,817	674,760
Nokia OYJ	41,295	251,535
Nordea Bank Abp	127,487	2,256,354
Orion OYJ, Class B	10,743	769,230
Sampo OYJ	36,596	430,511
Valmet OYJ(a)	14,783	483,560
Wartsila OYJ Abp	13,907	451,481
		6,353,236
	Shares	Value
France-4.94%
Accor S.A.	12,290	$665,224
Aeroports de Paris S.A.(a)	1,367	200,523
Airbus SE	1,065	250,523
Alstom S.A.(b)	37,342	980,288
Amundi S.A.(c)	1,928	154,374
AXA S.A.	13,532	611,451
Ayvens S.A.(c)	157,246	2,029,335
bioMerieux	1,640	205,516
BNP Paribas S.A.	4,768	407,633
Bouygues S.A.	34,826	1,740,468
Carrefour S.A.	20,047	308,748
Cie de Saint-Gobain S.A.	8,108	809,375
Cie Generale des Etablissements Michelin S.C.A.	8,979	293,950
Covivio S.A.	2,449	158,239
Credit Agricole S.A.	31,537	604,651
Danone S.A.	5,362	479,412
Dassault Aviation S.A.	1,069	336,308
Eiffage S.A.	24,627	3,403,492
ENGIE S.A.	76,283	1,941,455
EssilorLuxottica S.A.	526	188,695
Getlink SE	10,207	184,654
Ipsen S.A.	1,046	151,043
Kering S.A.	571	194,482
Klepierre S.A.	26,356	1,026,168
Legrand S.A.	3,768	571,756
Orange S.A.	128,565	2,119,641
Renault S.A.	5,859	234,906
Rexel S.A.	20,015	762,923
SCOR SE	86,151	2,777,336
Societe Generale S.A.	59,057	4,112,877
SPIE S.A.	29,813	1,618,596
STMicroelectronics N.V.	6,229	143,520
Thales S.A.	1,758	460,491
Unibail-Rodamco-Westfield	4,071	432,497
Veolia Environnement S.A.	23,564	802,078
Vinci S.A.	6,519	925,284
Wendel SE	1,986	184,963
		32,472,875
Germany-3.63%
Allianz SE	1,034	446,409
Aumovio SE(b)	9,857	424,407
BASF SE	5,202	271,339
Bayerische Motoren Werke AG	5,737	586,498
Bechtle AG	3,622	186,755
Commerzbank AG	25,116	985,680
Continental AG	19,848	1,477,763
Daimler Truck Holding AG	20,791	880,235
Deutsche Bank AG	8,284	293,767
Deutsche Boerse AG	889	237,671
Deutsche Lufthansa AG	151,781	1,457,748
Deutsche Post AG	11,795	613,969
Deutsche Telekom AG	4,322	139,399
DWS Group GmbH & Co. KGaA(c)	3,443	213,727
E.ON SE	53,075	945,549
Fraport AG Frankfurt Airport Services Worldwide(b)	11,768	987,330
Fresenius Medical Care AG	16,957	810,657
Fresenius SE & Co. KGaA	16,683	916,609
GEA Group AG	14,395	975,543
Heidelberg Materials AG	6,070	1,558,923
Hensoldt AG	4,030	319,817
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
HOCHTIEF AG	3,643	$1,289,819
Infineon Technologies AG	7,459	314,939
KION Group AG	27,241	2,042,018
Mercedes-Benz Group AG	5,022	339,194
MTU Aero Engines AG	1,337	547,138
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	593	373,785
Nemetschek SE	1,128	126,083
RENK Group AG	5,713	334,980
Rheinmetall AG	181	309,634
RWE AG	22,177	1,126,573
Scout24 SE(c)	3,722	380,759
Siemens AG	532	141,113
Siemens Energy AG, Class A(b)	4,406	590,076
Talanx AG	6,632	861,922
Volkswagen AG, Preference Shares	2,809	321,170
		23,828,998
Greece-0.07%
Metlen Energy & Metals PLC(b)	9,034	463,296
Hong Kong-1.93%
AIA Group Ltd.	43,080	448,719
Bank of East Asia Ltd. (The)	232,600	392,673
Cathay Pacific Airways Ltd.	222,688	345,648
CK Asset Holdings Ltd.	46,500	239,091
CK Hutchison Holdings Ltd.	78,055	550,629
Dah Sing Banking Group Ltd.	105,600	149,028
DFI Retail Group Holdings Ltd.	125,000	430,398
Hang Lung Group Ltd.	426,000	856,245
Hang Lung Properties Ltd.	279,000	323,128
Hang Seng Bank Ltd.	15,700	307,424
Hong Kong Exchanges & Clearing Ltd.	7,822	415,981
Hutchison Port Holdings Trust, Class U	2,666,100	560,260
Johnson Electric Holdings Ltd.	198,000	765,336
Kerry Properties Ltd.	73,500	198,999
Orient Overseas International Ltd.(a)	36,000	585,031
PCCW Ltd.	272,000	209,829
Prudential PLC	285,228	4,136,797
Sun Hung Kai Properties Ltd.	11,566	146,893
VTech Holdings Ltd.(a)	20,917	169,294
WH Group Ltd.	1,387,145	1,452,673
		12,684,076
Indonesia-0.42%
First Pacific Co. Ltd.	984,000	791,471
Jardine Matheson Holdings Ltd.	29,744	1,953,442
		2,744,913
Iraq-0.07%
United Energy Group Ltd.	6,812,000	433,043
Ireland-0.50%
AIB Group PLC	187,623	1,930,864
Bank of Ireland Group PLC	71,728	1,328,761
		3,259,625
Israel-2.97%
Amot Investments Ltd.	27,688	207,129
Bank Hapoalim B.M.	116,806	2,529,161
Bank Leumi le-Israel B.M.	152,906	3,207,621
Bezeq The Israeli Telecommunication Corp. Ltd.	213,006	419,160
Big Shopping Centers Ltd.	1,886	423,630
Clal Insurance Enterprises Holdings Ltd.(a)	36,538	2,116,826
	Shares	Value
Israel-(continued)
Delek Group Ltd.	4,293	$1,129,303
Elbit Systems Ltd.	1,309	614,321
FIBI Holdings Ltd.	2,492	204,811
First International Bank of Israel Ltd. (The)	5,364	404,980
Harel Insurance Investments & Financial Services Ltd.	14,963	556,421
ICL Group Ltd.	37,506	207,950
Israel Corp. Ltd.	498	137,736
Israel Discount Bank Ltd., Class A	120,951	1,267,045
Melisron Ltd.	1,327	165,626
Menora Mivtachim Holdings Ltd.	7,653	849,586
Migdal Insurance & Financial Holdings Ltd.	291,707	1,185,290
Mizrahi Tefahot Bank Ltd.	10,115	708,777
Next Vision Stabilized Systems Ltd.	9,426	407,104
OPC Energy Ltd.(b)	9,906	205,130
Phoenix Finance Ltd.	54,558	2,197,468
Shufersal Ltd.	12,034	144,334
Strauss Group Ltd.	8,395	252,929
		19,542,338
Italy-4.84%
A2A S.p.A.	99,499	272,570
Assicurazioni Generali S.p.A.	23,626	938,007
Banca Mediolanum S.p.A.	37,694	807,842
Banca Monte dei Paschi di Siena S.p.A.	569,971	5,393,307
Banco BPM S.p.A.(a)	425,991	6,140,911
BPER Banca S.p.A.(a)	325,677	3,925,331
Coca-Cola HBC AG(b)	20,812	1,045,146
Enel S.p.A.	36,342	375,624
Eni S.p.A.(a)	16,237	303,660
FinecoBank Banca Fineco S.p.A.	23,603	580,688
Hera S.p.A.	43,583	208,685
Intesa Sanpaolo S.p.A.(a)	147,114	954,493
Italgas S.p.A.	125,736	1,419,785
Leonardo S.p.A.	24,958	1,368,174
Mediobanca Banca di Credito Finanziario S.p.A.	15,175	294,477
Pirelli & C. S.p.A.(c)	26,184	182,355
Poste Italiane S.p.A.(a)(c)	41,481	993,101
Prysmian S.p.A.	3,681	369,495
Snam S.p.A.	56,247	374,284
Telecom Italia S.p.A.(b)	1,739,046	980,630
Telecom Italia S.p.A., RSP(b)	826,769	529,384
Terna S.p.A.(a)	17,723	186,932
UniCredit S.p.A.	18,391	1,369,313
Unipol Assicurazioni S.p.A.	119,973	2,755,832
		31,770,026
Ivory Coast-0.07%
Endeavour Mining PLC	10,440	483,584
Japan-30.28%
Activia Properties, Inc.(a)	169	155,351
Advantest Corp.	6,500	865,753
AEON Co. Ltd.	95,853	1,737,219
AGC, Inc.	7,500	259,779
Aica Kogyo Co. Ltd.	6,096	139,440
Air Water, Inc.	38,027	536,860
Aisin Corp.	123,079	2,194,048
Ajinomoto Co., Inc.	23,945	556,157
Alfresa Holdings Corp.	17,300	261,843
Alps Alpine Co. Ltd.	21,600	280,693
ALSOK Co. Ltd.	16,564	129,933
Amada Co. Ltd.	33,234	396,049
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
ANA Holdings, Inc.	6,600	$124,653
Asahi Group Holdings Ltd.	32,900	381,994
Asahi Kasei Corp.	77,146	644,991
Asics Corp.	19,900	477,134
Astellas Pharma, Inc.	14,400	181,251
Azbil Corp.	37,510	354,136
Bandai Namco Holdings, Inc.	31,641	929,402
BayCurrent, Inc.	9,300	407,581
BIPROGY, Inc.	8,793	339,470
Bridgestone Corp.	16,822	790,121
Canon Marketing Japan, Inc.	5,644	247,502
Canon, Inc.	5,776	170,110
Capcom Co. Ltd.	10,028	245,435
Central Japan Railway Co.	32,800	897,219
Chiba Bank Ltd. (The)	87,600	924,302
Chubu Electric Power Co., Inc.	110,515	1,729,024
Chugin Financial Group, Inc.	78,100	1,168,813
Coca-Cola Bottlers Japan Holdings, Inc.	20,800	384,668
COMSYS Holdings Corp.	12,759	351,994
Cosmos Pharmaceutical Corp.	5,700	273,059
CyberAgent, Inc.	62,400	559,428
Dai Nippon Printing Co. Ltd.	10,941	185,225
Daicel Corp.	23,100	194,712
Daifuku Co. Ltd.	40,652	1,287,154
Dai-ichi Life Holdings, Inc.	285,300	2,228,081
Daikin Industries Ltd.	2,797	363,586
Daito Trust Construction Co. Ltd.	7,529	144,170
Daiwa House Industry Co. Ltd.	32,493	1,110,126
Denso Corp.	13,938	183,705
DIC Corp.	11,500	286,213
Disco Corp.	600	167,489
DMG Mori Co. Ltd.	9,000	158,186
East Japan Railway Co.	33,203	859,167
Ebara Corp.	65,500	1,719,714
Electric Power Development Co. Ltd.	48,200	972,127
ENEOS Holdings, Inc.	164,047	1,082,194
EXEO Group, Inc.	43,100	678,680
FANUC Corp.	10,813	346,922
Food & Life Cos. Ltd.	13,200	594,762
Fuji Electric Co. Ltd.	7,100	496,152
FUJIFILM Holdings Corp.	7,116	152,932
Fujikura Ltd.	11,100	1,285,859
Fujitsu Ltd.	13,352	354,597
Fukuoka Financial Group, Inc.	31,100	959,238
Furukawa Electric Co. Ltd.	33,100	2,117,183
GMO Internet Group, Inc.	20,900	537,875
GS Yuasa Corp.	8,600	229,360
Gunma Bank Ltd. (The)	73,800	821,049
Hachijuni Bank Ltd. (The)(a)	156,100	1,676,431
Hankyu Hanshin Holdings, Inc.	6,400	160,845
Haseko Corp.	40,500	775,536
Hikari Tsushin, Inc.	1,200	334,316
Hirogin Holdings, Inc.	28,300	281,091
Hitachi Construction Machinery Co. Ltd.	22,900	667,479
Honda Motor Co. Ltd.	59,400	599,586
Horiba Ltd.	4,400	408,283
Hoshizaki Corp.	7,148	241,526
Hulic Co. Ltd.(a)	37,600	415,138
Ibiden Co. Ltd.(a)	17,500	1,338,972
Idemitsu Kosan Co. Ltd.	33,400	247,704
IHI Corp.	118,700	2,120,256
Iida Group Holdings Co. Ltd.	11,100	176,639
	Shares	Value
Japan-(continued)
INFRONEER Holdings, Inc.	36,800	$473,222
Inpex Corp.	72,228	1,542,159
Invincible Investment Corp.	459	196,602
Isetan Mitsukoshi Holdings Ltd.	18,000	281,152
Isuzu Motors Ltd.	21,300	326,732
ITOCHU Corp.	3,675	220,642
Itoham Yonekyu Holdings, Inc.(a)	12,000	442,219
Iyogin Holdings, Inc.	58,600	965,177
J. Front Retailing Co. Ltd.	84,500	1,220,504
Japan Airlines Co. Ltd.	30,200	563,806
Japan Hotel REIT Investment Corp.	285	157,655
Japan Metropolitan Fund Investment Corp.	210	165,695
Japan Post Bank Co. Ltd.	10,900	131,305
Japan Post Holdings Co. Ltd.	46,700	459,186
Japan Post Insurance Co. Ltd.	40,500	1,127,669
Japan Prime Realty Investment Corp.	209	142,397
Japan Real Estate Investment Corp.	194	166,288
Japan Steel Works Ltd. (The)	7,300	432,766
Japan Tobacco, Inc.	4,724	177,872
JFE Holdings, Inc.	25,400	311,921
JGC Holdings Corp.	21,500	262,623
JTEKT Corp.	79,100	861,601
JX Advanced Metals Corp.	158,200	1,696,016
Kajima Corp.	61,578	2,297,872
Kamigumi Co. Ltd.	16,314	521,718
Kandenko Co. Ltd.	22,583	716,518
Kaneka Corp.	9,100	256,180
Kansai Electric Power Co., Inc. (The)	14,700	251,567
Kawasaki Heavy Industries Ltd.	44,200	2,802,273
Kawasaki Kisen Kaisha Ltd.	29,800	397,159
KDDI Corp.	13,593	234,088
KDX Realty Investment Corp.	243	277,371
Keihan Holdings Co. Ltd.	8,800	190,915
Keikyu Corp.	32,300	316,597
Keio Corp.	8,900	232,452
Kewpie Corp.(a)	7,971	224,946
Kinden Corp.	16,992	706,362
Kioxia Holdings Corp.(b)	11,300	686,539
Kirin Holdings Co. Ltd.	17,600	276,701
Kobe Steel Ltd.	37,100	464,538
Koei Tecmo Holdings Co. Ltd.	10,100	138,088
Koito Manufacturing Co. Ltd.	11,700	170,425
Kokuyo Co. Ltd.	73,732	440,726
Komatsu Ltd.	47,793	1,571,529
Konami Group Corp.	3,973	607,806
Konica Minolta, Inc.	86,900	365,808
Kubota Corp.	13,900	200,820
Kusuri no Aoki Holdings Co. Ltd.(a)	6,900	172,741
Kyocera Corp.	19,581	268,311
Kyoto Financial Group, Inc.	30,400	662,969
Kyushu Electric Power Co., Inc.	26,000	290,471
Kyushu Financial Group, Inc.	50,200	310,128
Kyushu Railway Co.	5,500	141,621
Lixil Corp.	30,700	363,914
LY Corp.	81,000	217,755
M3, Inc.	34,900	576,480
Mabuchi Motor Co. Ltd.	8,159	145,225
Macnica Holdings, Inc.	14,600	217,257
Makita Corp.	8,900	259,029
Marubeni Corp.	84,661	2,236,930
Marui Group Co. Ltd.	11,900	241,992
Maruichi Steel Tube Ltd.	21,044	194,626
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
MatsukiyoCocokara & Co.	42,210	$781,482
Mazda Motor Corp.	24,900	180,327
Mebuki Financial Group, Inc.	202,900	1,327,060
Medipal Holdings Corp.	15,680	273,932
Metaplanet, Inc.(a)(b)	40,200	103,670
Mitsubishi Chemical Group Corp.	27,600	156,060
Mitsubishi Corp.	13,567	321,533
Mitsubishi Electric Corp.	47,756	1,292,506
Mitsubishi Estate Co. Ltd.	40,057	946,007
Mitsubishi HC Capital, Inc.	21,100	169,002
Mitsubishi Heavy Industries Ltd.	20,147	510,814
Mitsubishi Logistics Corp.	25,984	195,227
Mitsubishi Materials Corp.	13,000	261,147
Mitsubishi Motors Corp.	70,400	168,141
Mitsubishi UFJ Financial Group, Inc.	24,114	378,472
Mitsui & Co. Ltd.	15,899	422,801
Mitsui Chemicals, Inc.	8,000	202,037
Mitsui Fudosan Co. Ltd.	52,600	618,429
Mitsui Kinzoku Co. Ltd.	28,800	3,298,280
Mitsui OSK Lines Ltd.	17,500	497,392
Mizuho Financial Group, Inc.	25,016	883,113
Modec, Inc.	23,400	2,357,025
MS&AD Insurance Group Holdings, Inc.	25,137	558,289
Nabtesco Corp.	13,600	296,766
Nagoya Railroad Co. Ltd.	13,300	140,246
Nankai Electric Railway Co. Ltd.	11,100	209,326
NEC Corp.	31,797	1,202,567
Nexon Co. Ltd.	7,300	177,971
NGK Insulators Ltd.	36,657	723,607
NH Foods Ltd.	6,800	300,909
NHK Spring Co. Ltd.	15,100	247,127
Nifco, Inc.	10,400	320,392
Nikkon Holdings Co. Ltd.	27,326	647,308
Nintendo Co. Ltd.	2,423	205,570
Nippon Building Fund, Inc.	160	153,116
Nippon Electric Glass Co. Ltd.	12,197	453,233
Nippon Express Holdings, Inc., Class H(a)	70,927	1,505,864
Nippon Kayaku Co. Ltd.	15,500	162,984
Nippon Paint Holdings Co. Ltd.	46,600	304,240
Nippon Steel Corp.	99,900	403,537
Nippon Television Holdings, Inc.	8,028	205,844
Nippon Yusen K.K.	24,100	764,056
Nipro Corp.	28,500	275,000
Nissan Chemical Corp.	4,894	165,655
Niterra Co. Ltd.	32,122	1,390,418
Nitto Denko Corp.	49,616	1,228,985
NOF Corp.	12,499	254,009
NOK Corp.	8,300	148,066
Nomura Holdings, Inc.	128,300	970,021
Nomura Real Estate Holdings, Inc.	21,700	133,288
Nomura Real Estate Master Fund, Inc.	148	161,627
Nomura Research Institute Ltd.	4,546	181,766
NSK Ltd.	48,600	286,376
Obayashi Corp.	93,838	1,915,062
Odakyu Electric Railway Co. Ltd.	16,200	183,694
Oji Holdings Corp.	245,879	1,295,837
OKUMA Corp.	6,400	154,590
Open House Group Co. Ltd.	15,196	893,990
Organo Corp.	4,500	385,583
ORIX Corp.	33,163	907,401
ORIX JREIT, Inc.	534	366,958
Osaka Gas Co. Ltd.	59,309	2,083,585
	Shares	Value
Japan-(continued)
Otsuka Holdings Co. Ltd.	4,968	$281,644
Pan Pacific International Holdings Corp.	73,163	443,865
Panasonic Holdings Corp.	174,173	2,181,808
Park24 Co. Ltd.	13,800	163,496
Persol Holdings Co. Ltd.	107,100	192,840
Rakuten Bank Ltd.(b)	4,000	190,225
Resona Holdings, Inc.	190,300	1,939,230
Resonac Holdings Corp.(a)	11,500	481,655
Resorttrust, Inc.	26,118	325,583
Ricoh Co. Ltd.	14,700	132,017
Rinnai Corp.	9,304	237,318
Rohm Co. Ltd.	9,000	120,947
Round One Corp.	40,900	266,027
Ryohin Keikaku Co. Ltd.	42,825	850,218
Sankyo Co. Ltd.	44,379	768,762
Sankyu, Inc.(a)	22,927	1,240,693
Sanrio Co. Ltd.	11,500	412,412
Sanwa Holdings Corp.	24,086	621,788
SBI Holdings, Inc.	179,200	3,782,519
SCREEN Holdings Co. Ltd.	6,800	561,393
SCSK Corp.	12,400	452,454
Secom Co. Ltd.	6,526	220,793
Sega Sammy Holdings, Inc.	9,300	159,974
Seibu Holdings, Inc.	75,424	2,344,705
Sekisui Chemical Co. Ltd.	49,515	844,668
Sekisui House Ltd.	6,400	143,657
Sekisui House Reit, Inc.	375	191,339
Seven & i Holdings Co. Ltd.	14,900	205,230
SG Holdings Co. Ltd.	27,900	279,091
SHIFT, Inc.(b)	20,000	124,373
Shikoku Electric Power Co., Inc.	25,200	252,534
SHIMAMURA Co. Ltd.	7,927	568,691
Shimizu Corp.	153,679	2,729,885
Shionogi & Co. Ltd.	50,819	872,470
Shizuoka Financial Group, Inc.	96,300	1,397,556
SKY Perfect JSAT Holdings, Inc.	34,321	425,884
Skylark Holdings Co. Ltd.	18,400	436,201
SoftBank Corp.	182,031	260,694
SoftBank Group Corp.	1,900	204,569
Sojitz Corp.	33,300	974,637
Sompo Holdings, Inc.	38,364	1,216,261
Sony Financial Group, Inc.(b)	15,133	14,333
Sony Group Corp.	14,896	437,536
Sotetsu Holdings, Inc.	7,700	137,059
Square Enix Holdings Co. Ltd.	25,621	512,585
Stanley Electric Co. Ltd.	8,400	164,617
Subaru Corp.	79,991	1,788,303
Sugi Holdings Co. Ltd.	20,863	492,843
Sumitomo Bakelite Co. Ltd.	6,130	200,254
Sumitomo Chemical Co. Ltd.	93,100	285,071
Sumitomo Corp.	46,615	1,465,716
Sumitomo Electric Industries Ltd.	114,659	4,522,576
Sumitomo Heavy Industries Ltd.	6,000	163,739
Sumitomo Metal Mining Co. Ltd.	4,600	151,457
Sumitomo Mitsui Financial Group, Inc.	12,175	368,763
Sumitomo Mitsui Trust Group, Inc.	56,600	1,645,953
Sumitomo Pharma Co. Ltd.(b)	41,300	723,679
Sumitomo Realty & Development Co. Ltd.	14,900	720,747
Sumitomo Rubber Industries Ltd.	20,900	291,845
Sundrug Co. Ltd.	7,996	221,849
Suzuken Co. Ltd.	8,100	315,328
Suzuki Motor Corp.	66,223	1,036,647
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
T&D Holdings, Inc.	36,200	$787,208
Taiheiyo Cement Corp.	26,500	643,694
Taisei Corp.	25,057	2,145,187
Taiyo Holdings Co. Ltd.	12,994	388,372
Takara Holdings, Inc.(a)	15,600	150,121
Takasago Thermal Engineering Co. Ltd.	18,855	549,179
Takashimaya Co. Ltd.	39,900	430,098
Takeda Pharmaceutical Co. Ltd.	8,897	256,775
TDK Corp.	23,700	389,400
TechnoPro Holdings, Inc.(a)	3,621	112,519
Terumo Corp.	8,277	129,207
THK Co. Ltd.	21,300	546,506
TIS, Inc.	20,538	679,382
Tobu Railway Co. Ltd.	14,800	249,168
Toho Co. Ltd.(a)	7,435	428,522
Toho Gas Co. Ltd.	9,600	299,888
Tokio Marine Holdings, Inc.	13,619	483,285
Tokyo Century Corp.	12,600	159,613
Tokyo Electric Power Co. Holdings, Inc.(b)	159,900	813,171
Tokyo Gas Co. Ltd.	76,452	3,101,728
Tokyo Metro Co. Ltd.	19,900	204,837
Tokyo Ohka Kogyo Co. Ltd.	10,130	389,830
Tokyo Seimitsu Co. Ltd.	3,300	219,966
Tokyo Tatemono Co. Ltd.	27,300	604,027
Tokyu Corp.	18,200	212,603
Tokyu Fudosan Holdings Corp.	78,500	730,452
Toray Industries, Inc.	182,460	1,187,996
Toridoll Holdings Corp.(a)	4,700	135,289
Tosoh Corp.	45,759	691,124
Toyo Seikan Group Holdings Ltd.	47,460	1,133,429
Toyo Suisan Kaisha Ltd.	3,129	224,940
Toyo Tire Corp.	62,100	1,710,225
Toyoda Gosei Co. Ltd.	32,200	737,344
Toyota Boshoku Corp.	27,600	428,709
Toyota Industries Corp.	5,997	672,503
Toyota Tsusho Corp.	76,586	2,484,822
Tsuruha Holdings, Inc.(a)	39,583	702,762
United Urban Investment Corp.(a)	222	262,581
USS Co. Ltd.	29,947	334,292
Visional, Inc.(b)	1,700	114,260
West Japan Railway Co.	63,694	1,268,818
Yamada Holdings Co. Ltd.	60,500	185,541
Yamaguchi Financial Group, Inc.	27,800	363,396
Yamaha Motor Co. Ltd.(a)	19,000	137,826
Yamato Holdings Co. Ltd.	87,200	1,257,185
Yamato Kogyo Co. Ltd.	4,098	274,483
Yamazaki Baking Co. Ltd.	18,100	379,959
Yokogawa Electric Corp.	12,391	396,710
Yokohama Financial Group, Inc.	212,800	1,685,149
Yokohama Rubber Co. Ltd. (The)	56,100	2,229,249
Zenkoku Hosho Co. Ltd.	11,243	228,413
Zensho Holdings Co. Ltd.	5,900	355,866
Zeon Corp.	27,563	315,420
		198,902,683
Luxembourg-0.62%
ArcelorMittal S.A.	64,817	2,809,568
Eurofins Scientific SE	15,166	1,033,189
RTL Group S.A.	5,414	213,830
		4,056,587
Macau-0.11%
Galaxy Entertainment Group Ltd.	41,000	212,740
	Shares	Value
Macau-(continued)
MGM China Holdings Ltd.	180,400	$383,593
Sands China Ltd.	56,000	153,098
		749,431
Mexico-0.07%
Fresnillo PLC	13,392	467,423
Netherlands-1.85%
ABN AMRO Bank N.V., CVA(c)	58,210	1,972,616
Akzo Nobel N.V.	6,545	425,554
argenx SE(b)	252	229,762
ASR Nederland N.V.	14,764	997,009
BE Semiconductor Industries N.V.	1,361	206,186
CTP N.V.(c)	12,828	273,312
Euronext N.V.(c)	5,001	766,468
EXOR N.V.	2,122	178,802
Heineken Holding N.V.	3,121	223,189
ING Groep N.V.	22,085	572,741
JDE Peet’s N.V.	14,714	540,573
Koninklijke Ahold Delhaize N.V.	47,175	1,953,309
Koninklijke KPN N.V.	179,335	821,761
Koninklijke Vopak N.V.	5,358	242,716
NN Group N.V.	26,499	1,923,348
Prosus N.V.(b)	5,716	360,422
Randstad N.V.(a)	8,506	331,077
Universal Music Group N.V.(a)	6,154	158,171
		12,177,016
New Zealand-0.23%
a2 Milk Co. Ltd. (The)	88,535	556,862
Air New Zealand Ltd.	430,277	146,974
Auckland International Airport Ltd.	50,011	229,711
Contact Energy Ltd.	51,438	284,439
Fisher & Paykel Healthcare Corp. Ltd.	9,889	211,926
Xero Ltd.(b)	1,406	112,938
		1,542,850
Nigeria-0.09%
Airtel Africa PLC(c)	142,982	589,008
Norway-0.57%
Aker ASA, Class A	4,317	336,867
Aker BP ASA	18,377	448,008
DNB Bank ASA	25,288	676,591
Gjensidige Forsikring ASA	11,591	324,272
Kongsberg Gruppen ASA	8,849	209,777
Mowi ASA	9,757	221,760
Norsk Hydro ASA	35,028	251,205
Orkla ASA	32,943	352,861
Telenor ASA	27,265	394,277
Var Energi ASA	51,877	162,322
Vend Marketplaces ASA, Class B	13,111	364,511
		3,742,451
Poland-0.63%
Bank Polska Kasa Opieki S.A.	17,934	985,055
Dino Polska S.A.(b)(c)	14,354	160,738
mBank S.A.(a)(b)	698	195,673
ORLEN S.A.	28,044	722,917
Powszechna Kasa Oszczednosci Bank Polski S.A.	43,301	919,107
Powszechny Zaklad Ubezpieczen S.A.	65,360	1,128,211
		4,111,701
Portugal-0.67%
Banco Comercial Portugues S.A., Class R	2,191,793	2,090,234
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Portugal-(continued)
EDP S.A.	128,210	$572,477
Galp Energia SGPS S.A.	30,863	620,555
Jeronimo Martins SGPS S.A.	47,342	1,123,618
		4,406,884
Singapore-1.40%
CapitaLand Ascendas REIT	104,443	226,970
CapitaLand Integrated Commercial Trust	203,316	369,493
City Developments Ltd.	59,600	333,089
ComfortDelGro Corp. Ltd.	331,400	368,703
DBS Group Holdings Ltd.	12,870	539,396
Keppel DC REIT	124,000	221,390
Keppel Ltd.	136,375	1,079,159
Oversea-Chinese Banking Corp. Ltd.	38,075	544,243
Seatrium Ltd.	291,800	485,335
Sembcorp Industries Ltd.(a)	123,700	586,553
Singapore Airlines Ltd.	110,300	553,168
Singapore Exchange Ltd.	66,631	869,314
Singapore Technologies Engineering Ltd.(a)	161,396	1,036,517
Singapore Telecommunications Ltd.	95,587	349,924
United Overseas Bank Ltd.	24,445	641,989
UOL Group Ltd.	113,000	735,118
Venture Corp. Ltd.	20,500	236,760
		9,177,121
South Africa-0.03%
Anglo American PLC	4,677	176,942
South Korea-10.18%
BNK Financial Group, Inc.	72,054	739,540
Cheil Worldwide, Inc.	16,139	248,879
CJ Corp.	3,019	361,664
Coway Co. Ltd.	12,830	752,371
DB Insurance Co. Ltd.	10,006	849,811
Doosan Bobcat, Inc.(b)	17,768	669,127
Doosan Co. Ltd.	1,697	1,015,443
Doosan Co. Ltd., Preference Shares	785	286,679
Doosan Enerbility Co. Ltd.(b)	9,005	469,507
E-MART, Inc.	7,701	410,224
GS Holdings Corp.	6,058	232,769
Hana Financial Group, Inc.	71,506	4,549,568
Hanjin Kal Corp.	3,027	211,899
Hankook Tire & Technology Co. Ltd.	5,091	213,055
Hanwha Aerospace Co. Ltd.	1,276	740,702
Hanwha Corp.	14,748	798,657
Hanwha Corp., Third Pfd.	10,538	258,131
Hanwha Ocean Co. Ltd.(b)	1,531	112,381
Hanwha Systems Co. Ltd.	9,919	312,223
HD Hyundai Co. Ltd.	22,303	2,987,693
HD Hyundai Electric Co. Ltd.	1,085	574,797
HD Hyundai Heavy Industries Co. Ltd.	1,682	613,708
HD Hyundai Marine Solution Co. Ltd.	1,207	153,189
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,235	1,741,659
HMM Co. Ltd.	36,419	475,125
HYBE Co. Ltd.(b)	1,022	208,825
Hyosung Heavy Industries Corp.	526	683,662
Hyundai Engineering & Construction Co. Ltd.	37,117	1,695,828
Hyundai Glovis Co. Ltd.	12,975	1,453,536
Hyundai Mobis Co. Ltd.	8,164	1,721,494
Hyundai Rotem Co. Ltd.	3,240	388,010
Hyundai Steel Co.	41,997	865,207
iM Financial Group Co. Ltd.	73,809	719,426
Industrial Bank of Korea	83,130	1,163,659
	Shares	Value
South Korea-(continued)
Kakao Corp.	10,434	$417,866
Kangwon Land, Inc.	10,980	134,517
KB Financial Group, Inc.	36,284	3,095,199
KCC Corp.	1,281	364,377
KEPCO Plant Service & Engineering Co. Ltd.	8,109	294,525
Kia Corp.	5,234	406,679
Korea Aerospace Industries Ltd.	2,986	221,934
Korea Electric Power Corp.	95,242	3,424,950
Korea Investment Holdings Co. Ltd.	7,482	818,046
Korean Air Lines Co. Ltd.	26,189	390,499
KT&G Corp.	7,970	789,563
LG CNS Co., Ltd.	3,688	145,831
LG Display Co. Ltd.(b)	21,028	180,067
LG Uplus Corp.	113,062	1,158,842
LIG Nex1 Co. Ltd.	1,678	438,466
LS Corp.	9,131	1,114,892
LS Electric Co. Ltd.	2,103	660,144
Meritz Financial Group, Inc.	4,636	343,364
Mirae Asset Securities Co. Ltd.	11,893	177,268
Mirae Asset Securities Co. Ltd., Second Pfd.	46,472	312,965
NAVER Corp.	6,779	1,128,767
Orion Corp.	4,498	323,493
Pan Ocean Co. Ltd.	62,022	159,384
S-1 Corp.	5,024	256,779
Samsung Biologics Co. Ltd.(b)(c)	325	356,238
Samsung C&T Corp.	2,743	421,213
Samsung E&A Co. Ltd.	29,008	505,540
Samsung Electro-Mechanics Co. Ltd.	4,648	796,854
Samsung Episholdings Co. Ltd.(b)	174	50,757
Samsung Fire & Marine Insurance Co. Ltd.	3,137	1,029,183
Samsung Heavy Industries Co. Ltd.(b)	35,571	596,405
Samsung Life Insurance Co. Ltd.	6,907	720,319
Samsung Securities Co. Ltd.	28,239	1,517,130
Samyang Foods Co. Ltd.	333	327,733
Shinhan Financial Group Co. Ltd.	29,153	1,558,286
SK hynix, Inc.	5,119	1,854,200
SK Square Co. Ltd.(b)	24,792	5,062,260
SK, Inc.	7,278	1,317,251
Woori Financial Group, Inc.	292,817	5,304,586
		66,854,820
Spain-3.14%
Acciona S.A.(a)	4,668	938,539
ACS Actividades de Construccion y Servicios S.A.	35,069	3,246,336
Aena S.M.E. S.A.(c)	7,326	199,558
Banco Bilbao Vizcaya Argentaria S.A.	30,784	665,469
Banco de Sabadell S.A.	1,422,789	5,172,943
Banco Santander S.A.	151,146	1,621,608
Bankinter S.A.(a)	221,556	3,493,351
CaixaBank S.A.	145,383	1,623,685
Endesa S.A.	13,223	479,615
Grifols S.A.(a)	18,885	231,181
Iberdrola S.A.	7,503	158,400
Mapfre S.A.	295,468	1,368,515
Repsol S.A.	58,553	1,085,137
Telefonica S.A.(a)	74,191	321,758
		20,606,095
Sweden-3.18%
Addtech AB	8,906	306,792
Alfa Laval AB	3,539	167,559
Assa Abloy AB, Class B	9,248	352,089
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Sweden-(continued)
Axfood AB	12,628	$361,550
Beijer Ref AB(a)	15,259	243,468
Boliden AB(b)	35,495	1,704,952
Epiroc AB, Class A(a)	8,599	184,883
Essity AB, Class B	6,494	179,931
Evolution AB(a)(c)	1,993	136,632
Getinge AB, Class B(a)	10,467	238,879
Hexagon AB, Class B	36,208	424,961
Industrivarden AB, Class A	3,711	156,022
Industrivarden AB, Class C(a)	5,247	220,796
Investor AB, Class B	4,696	160,061
Lifco AB, Class B	4,024	148,442
Saab AB, Class B	13,134	663,046
Sandvik AB	24,351	737,095
Securitas AB, Class B(a)	96,051	1,466,795
Skandinaviska Enskilda Banken AB, Class A	47,436	944,933
Skanska AB, Class B	64,715	1,663,707
SKF AB, Class B	52,760	1,385,154
SSAB AB, Class A	77,822	560,728
SSAB AB, Class B	224,871	1,580,955
Svenska Cellulosa AB S.C.A., Class B(a)	10,810	140,704
Svenska Handelsbanken AB, Class A	76,392	1,061,900
Swedbank AB, Class A	78,769	2,509,258
Tele2 AB, Class B	61,683	983,747
Telefonaktiebolaget LM Ericsson, Class B	56,839	549,018
Telia Co. AB	137,070	551,239
Trelleborg AB, Class B	4,860	204,435
Volvo AB, Class B(a)	30,147	905,179
		20,894,910
Switzerland-2.45%
Adecco Group AG	10,467	292,653
Avolta AG(b)	34,024	1,875,705
Baloise Holding AG	2,342	613,062
Banque Cantonale Vaudoise	1,158	140,462
Belimo Holding AG	551	540,657
BKW AG	1,801	376,191
Cie Financiere Richemont S.A.	1,227	260,910
Flughafen Zureich AG(b)	1,372	409,705
Galderma Group AG, Class A	3,136	626,191
Geberit AG	600	467,941
Georg Fischer AG	3,344	221,313
Helvetia Holding AG(a)	4,505	1,169,238
Julius Baer Group Ltd.	19,672	1,403,806
Logitech International S.A., Class R	3,849	434,394
Lonza Group AG(b)	240	164,778
PSP Swiss Property AG	2,283	404,063
Sandoz Group AG	12,647	894,760
Schindler Holding AG, PC	661	236,363
Swiss Life Holding AG	764	838,124
Swiss Prime Site AG	3,595	530,226
Swisscom AG	333	239,383
Swissquote Group Holding S.A.	3,334	2,061,826
Temenos AG	4,525	411,669
UBS Group AG	16,023	618,514
VZ Holding AG	953	177,042
Zurich Insurance Group AG	948	681,744
		16,090,720
Taiwan-0.05%
FIT Hon Teng Ltd.(a)(b)(c)	544,000	358,069
United Kingdom-8.57%
3i Group PLC	14,988	627,339
	Shares	Value
United Kingdom-(continued)
Admiral Group PLC	22,379	$939,802
Ashtead Group PLC	2,608	166,989
Associated British Foods PLC	12,290	348,081
Aviva PLC	424,822	3,669,117
BAE Systems PLC	33,885	738,691
Barclays PLC	517,113	2,936,368
Beazley PLC	55,678	587,879
British American Tobacco PLC	9,774	574,447
BT Group PLC	690,759	1,658,123
Burberry Group PLC(b)	53,839	814,934
Centrica PLC	1,945,663	4,423,354
Compass Group PLC	8,745	275,232
Convatec Group PLC(c)	69,192	216,226
DCC PLC(a)	6,178	409,197
Diploma PLC	4,386	318,001
Entain PLC	15,544	160,270
Haleon PLC	32,186	158,443
Halma PLC	10,568	499,199
Hikma Pharmaceuticals PLC	8,382	172,691
Hiscox Ltd.	44,978	797,834
Howden Joinery Group PLC	12,788	142,614
HSBC Holdings PLC	28,928	410,341
ICG PLC	5,289	145,584
IMI PLC	20,906	674,936
Imperial Brands PLC	66,045	2,808,397
Informa PLC	26,366	335,603
InterContinental Hotels Group PLC	2,549	338,732
International Consolidated Airlines Group S.A.(a)	620,683	3,261,254
Intertek Group PLC	2,782	170,393
J Sainsbury PLC	176,361	752,925
Kingfisher PLC	58,948	238,948
Land Securities Group PLC	18,954	151,877
Legal & General Group PLC	108,232	354,299
Lloyds Banking Group PLC	2,804,225	3,559,932
Marks & Spencer Group PLC	77,705	358,075
Melrose Industries PLC	36,351	287,015
National Grid PLC(a)	18,665	283,875
NatWest Group PLC	497,727	4,158,354
Next PLC	4,591	859,492
Pearson PLC	29,990	396,767
Phoenix Group Holdings PLC	236,566	2,183,078
Reckitt Benckiser Group PLC	8,176	634,258
Rentokil Initial PLC	56,393	310,754
Rightmove PLC	28,145	204,664
Rolls-Royce Holdings PLC	35,172	496,915
Sage Group PLC (The)	20,243	288,500
Schroders PLC	82,155	422,673
Severn Trent PLC	5,990	223,646
Shell PLC	4,653	171,170
Smith & Nephew PLC	39,020	649,002
Smiths Group PLC	25,305	820,002
Spirax Group PLC	1,703	151,288
SSE PLC	11,977	348,796
St. James’s Place PLC	101,599	1,873,382
Standard Chartered PLC	34,719	769,769
Tesco PLC	240,559	1,436,019
United Utilities Group PLC	31,053	509,042
Vodafone Group PLC	807,808	1,006,985
Weir Group PLC (The)	16,838	619,552
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Whitbread PLC	7,648	$252,274
Wise PLC, Class A(b)	236,019	2,764,595
		56,317,994
United States-1.49%
A.P. Moller - Maersk A/S, Class A	452	906,800
A.P. Moller - Maersk A/S, Class B(a)	643	1,286,823
Aegon Ltd.	29,543	238,956
Amrize Ltd.(b)	11,381	586,111
BP PLC	85,185	512,094
Buzzi S.p.A.	7,168	442,200
Ferrovial SE	5,255	344,705
GFL Environmental, Inc.	2,750	125,422
GSK PLC	8,960	213,422
Holcim AG(b)	35,078	3,291,286
Sims Ltd.	36,966	414,624
Swiss Re AG	6,164	1,087,983
Tenaris S.A.(a)	18,313	368,481
		9,818,907
Zambia-0.06%
First Quantum Minerals Ltd.(b)	18,761	428,500
Total Common Stocks & Other Equity Interests (Cost $619,136,001)		654,737,259
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $257,890)	257,890	257,890
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $619,393,891)		654,995,149
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.02%
Invesco Private Government Fund, 4.00%(d)(e)(f)	12,913,505	$12,913,505
Invesco Private Prime Fund, 4.12%(d)(e)(f)	33,168,158	33,178,108
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,091,613)		46,091,613
TOTAL INVESTMENTS IN SECURITIES-106.73% (Cost $665,485,504)		701,086,762
OTHER ASSETS LESS LIABILITIES-(6.73)%		(44,207,698)
NET ASSETS-100.00%		$656,879,064

Investment Abbreviations:
BR-Bearer Shares
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $10,535,446, which represented 1.60% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$204,216	$23,616,035	$(23,562,361)	$-	$-	$257,890	$9,092
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,765,964	$20,433,976	$(9,286,435)	$-	$-	$12,913,505	$42,418 *
Invesco Private Prime Fund	4,677,276	50,186,958	(21,685,856)	(191)	(79)	33,178,108	114,486 *
Total	$6,647,456	$94,236,969	$(54,534,652)	$(191)	$(79)	$46,349,503	$165,996

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-8.83%
Alphabet, Inc., Class A	248,697	$79,627,806
Alphabet, Inc., Class C	200,754	64,265,371
AT&T, Inc.	431,359	11,223,961
Charter Communications, Inc., Class A(b)(c)	20,817	4,165,898
Comcast Corp., Class A	264,427	7,057,557
DoubleVerify Holdings, Inc.(b)	47,954	505,435
Electronic Arts, Inc.	15,036	3,037,723
Fox Corp., Class A	27,473	1,799,482
Fox Corp., Class B	15,305	891,669
Frontier Communications Parent, Inc.(b)	69,635	2,640,559
GCI Liberty, Inc., Class A(b)	510	17,003
GCI Liberty, Inc., Class C(b)(c)	3,121	103,992
GCI Liberty, Inc., Rts., expiring 12/17/2025(b)	1,392	8,630
IAC, Inc.(b)(c)	13,654	478,846
Iridium Communications, Inc.(c)	30,673	503,037
Liberty Broadband Corp.(b)(d)	64,295	0
Liberty Broadband Corp., Class A(b)	2,551	118,137
Liberty Broadband Corp., Class C(b)	15,574	720,920
Liberty Global Ltd., Class A (Belgium)(b)	31,022	353,961
Liberty Global Ltd., Class C (Belgium)(b)(c)	25,005	287,057
Liberty Media Corp.-Liberty Formula One(b)(c)	6,611	634,524
Live Nation Entertainment, Inc.(b)	26,887	3,534,296
Match Group, Inc.	107,124	3,568,300
Meta Platforms, Inc., Class A	193,932	125,658,239
Millicom International Cellular S.A. (Guatemala)	32,297	1,714,002
Netflix, Inc.(b)	284,198	30,574,021
New York Times Co. (The), Class A	16,370	1,055,865
News Corp., Class A	50,308	1,291,909
News Corp., Class B(c)	13,878	408,430
Nexstar Media Group, Inc., Class A(c)	7,859	1,510,028
Omnicom Group, Inc.(c)	44,012	3,152,112
Pinterest, Inc., Class A(b)	265,267	6,928,774
Reddit, Inc., Class A(b)	8,164	1,767,261
Roblox Corp., Class A(b)	49,220	4,677,377
Roku, Inc., Class A(b)(c)	22,882	2,214,749
Sirius XM Holdings, Inc.(c)	41,371	879,548
Spotify Technology S.A. (Sweden)(b)	16,436	9,843,027
TKO Group Holdings, Inc.	7,192	1,394,457
T-Mobile US, Inc.	14,700	3,072,447
Trade Desk, Inc. (The), Class A(b)	74,148	2,933,295
Verizon Communications, Inc.	119,020	4,892,912
Walt Disney Co. (The)	174,601	18,240,567
Warner Bros. Discovery, Inc.(b)	921,154	22,107,696
ZoomInfo Technologies, Inc., Class A(b)(c)	109,734	1,088,561
		430,949,441
Consumer Discretionary-13.23%
ADT, Inc.	162,551	1,341,046
Airbnb, Inc., Class A(b)	108,426	12,684,758
Amazon.com, Inc.(b)	555,068	129,452,959
Amer Sports, Inc. (Finland)(b)(c)	22,015	817,417
Aptiv PLC(b)	88,425	6,857,359
Aramark	63,469	2,359,143
AutoNation, Inc.(b)	7,066	1,492,975
AutoZone, Inc.(b)	842	3,329,546
Bath & Body Works, Inc.	116,303	2,024,835
Best Buy Co., Inc.	59,407	4,709,787
Birkenstock Holding PLC (Germany)(b)(c)	8,584	371,945
	Shares	Value
Consumer Discretionary-(continued)
Booking Holdings, Inc.	3,142	$15,441,956
BorgWarner, Inc.	45,700	1,967,842
Boyd Gaming Corp.	16,468	1,371,784
Bright Horizons Family Solutions, Inc.(b)	8,562	879,831
Brunswick Corp.	16,321	1,078,981
Burlington Stores, Inc.(b)	20,577	5,190,137
Caesars Entertainment, Inc.(b)(c)	96,741	2,251,163
CarMax, Inc.(b)(c)	52,628	2,034,598
Carnival Corp.(b)	537,465	13,855,848
Carvana Co.(b)	21,746	8,143,877
Cava Group, Inc.(b)(c)	18,430	901,043
Chewy, Inc., Class A(b)(c)	57,579	2,002,022
Chipotle Mexican Grill, Inc.(b)	95,463	3,295,383
Choice Hotels International, Inc.(c)	2,363	215,647
Churchill Downs, Inc.	15,921	1,736,822
Columbia Sportswear Co.	4,443	238,633
Coupang, Inc. (South Korea)(b)	314,504	8,856,433
Crocs, Inc.(b)(c)	32,003	2,719,615
D.R. Horton, Inc.	60,828	9,672,260
Darden Restaurants, Inc.	12,077	2,168,788
Deckers Outdoor Corp.(b)	48,940	4,308,188
Dick’s Sporting Goods, Inc.	23,780	4,912,235
Dillard’s, Inc., Class A	1,700	1,139,102
Domino’s Pizza, Inc.	2,868	1,203,499
DoorDash, Inc., Class A(b)	47,524	9,427,336
DraftKings, Inc., Class A(b)(c)	51,827	1,718,583
Duolingo, Inc.(b)	4,896	937,143
Dutch Bros, Inc., Class A(b)(c)	19,877	1,164,991
eBay, Inc.	60,421	5,002,255
Etsy, Inc.(b)	55,213	2,993,649
Expedia Group, Inc.	49,912	12,761,999
Five Below, Inc.(b)	20,467	3,374,804
Floor & Decor Holdings, Inc., Class A(b)(c)	34,713	2,208,441
Flutter Entertainment PLC (United Kingdom)(b)	14,504	3,028,580
Ford Motor Co.(c)	1,243,927	16,519,351
GameStop Corp., Class A(b)(c)	76,313	1,719,332
Gap, Inc. (The)	130,294	3,527,059
Garmin Ltd.	14,319	2,796,787
General Motors Co.	277,421	20,395,992
Gentex Corp.	18,195	415,392
Genuine Parts Co.	12,908	1,683,203
Grand Canyon Education, Inc.(b)	3,142	495,619
H&R Block, Inc.	25,625	1,079,325
Harley-Davidson, Inc.	44,573	1,091,593
Hasbro, Inc.	20,956	1,730,966
Hilton Worldwide Holdings, Inc.	14,687	4,186,236
Home Depot, Inc. (The)	28,168	10,053,723
Hyatt Hotels Corp., Class A	9,938	1,633,708
Las Vegas Sands Corp.	100,940	6,880,070
Lear Corp.	13,988	1,501,752
Lennar Corp., Class A	56,236	7,383,787
Lennar Corp., Class B(c)	2,307	285,122
Lithia Motors, Inc., Class A	9,160	2,920,574
LKQ Corp.(c)	39,278	1,166,164
Lowe’s Cos., Inc.	38,506	9,336,935
lululemon athletica, Inc.(b)(c)	27,368	5,040,638
Macy’s, Inc.	153,965	3,442,657
Marriott International, Inc., Class A	21,009	6,403,333
Mattel, Inc.(b)(c)	78,282	1,653,316
McDonald’s Corp.	7,016	2,187,729
MGM Resorts International(b)(c)	83,987	2,963,901
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	21,812	$2,528,011
Murphy USA, Inc.(c)	1,980	762,439
Newell Brands, Inc.	185,174	675,885
NIKE, Inc., Class B	212,011	13,702,271
Norwegian Cruise Line Holdings Ltd.(b)	230,021	4,246,188
NVR, Inc.(b)	333	2,499,928
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	15,095	1,858,345
On Holding AG, Class A (Switzerland)(b)	45,565	2,004,404
O’Reilly Automotive, Inc.(b)	23,485	2,388,424
PENN Entertainment, Inc.(b)	70,121	1,040,596
Penske Automotive Group, Inc.	4,025	650,923
Planet Fitness, Inc., Class A(b)	12,250	1,371,632
Pool Corp.	5,678	1,383,161
PulteGroup, Inc.(c)	53,086	6,752,008
PVH Corp.	24,900	2,110,524
Ralph Lauren Corp.	9,935	3,649,423
Restaurant Brands International, Inc. (Canada)(c)	14,493	1,049,148
RH(b)(c)	4,374	689,299
Ross Stores, Inc.	42,505	7,496,182
Royal Caribbean Cruises Ltd.(c)	73,728	19,630,080
Service Corp. International(c)	11,786	936,162
SharkNinja, Inc.(b)(c)	18,533	1,808,265
Somnigroup International, Inc.	30,556	2,796,485
Starbucks Corp.	110,143	9,594,557
Tapestry, Inc.	62,375	6,816,340
Tesla, Inc.(b)	151,097	64,997,396
Texas Roadhouse, Inc.	7,677	1,345,394
Thor Industries, Inc.(c)	20,243	2,138,066
TJX Cos., Inc. (The)	60,698	9,221,240
Toll Brothers, Inc.	28,207	3,944,185
TopBuild Corp.(b)(c)	11,567	5,234,067
Tractor Supply Co.	58,942	3,228,843
Travel + Leisure Co.	19,574	1,342,385
Ulta Beauty, Inc.(b)	10,084	5,433,562
Under Armour, Inc., Class A(b)(c)	33,677	155,588
Under Armour, Inc., Class C(b)	33,878	150,079
V.F. Corp.	168,134	2,942,345
Vail Resorts, Inc.(c)	6,319	885,987
Valvoline, Inc.(b)(c)	15,571	487,528
Viking Holdings Ltd.(b)(c)	28,072	1,874,648
Wayfair, Inc., Class A(b)(c)	30,880	3,421,504
Wendy’s Co. (The)(c)	19,591	165,544
Whirlpool Corp.(c)	13,317	1,030,070
Williams-Sonoma, Inc.(c)	41,303	7,434,953
Wingstop, Inc.(c)	4,074	1,078,510
Wyndham Hotels & Resorts, Inc.	7,872	576,230
Wynn Resorts Ltd.	35,739	4,598,894
YETI Holdings, Inc.(b)(c)	44,323	1,838,518
Yum! Brands, Inc.	7,044	1,079,211
		645,184,929
Consumer Staples-2.47%
Albertson’s Cos., Inc., Class A(c)	76,469	1,401,677
Altria Group, Inc.	57,594	3,398,622
Archer-Daniels-Midland Co.	53,563	3,253,417
BellRing Brands, Inc.(b)	13,527	417,849
BJ’s Wholesale Club Holdings, Inc., Class C(b)	26,018	2,321,586
Boston Beer Co., Inc. (The), Class A(b)	2,932	571,154
Bunge Global S.A.	17,348	1,666,622
Campbell’s Co. (The)(c)	11,661	355,427
Casey’s General Stores, Inc.	2,398	1,367,963
	Shares	Value
Consumer Staples-(continued)
Celsius Holdings, Inc.(b)	34,096	$1,395,890
Church & Dwight Co., Inc.	5,622	478,770
Clorox Co. (The)	6,380	688,657
Coca-Cola Co. (The)	23,798	1,740,110
Coca-Cola Consolidated, Inc.	13,654	2,224,919
Colgate-Palmolive Co.	11,745	944,181
Conagra Brands, Inc.(c)	25,421	453,765
Constellation Brands, Inc., Class A(c)	5,421	739,316
Costco Wholesale Corp.	8,134	7,431,141
Coty, Inc., Class A(b)(c)	180,497	599,250
Darling Ingredients, Inc.(b)	62,658	2,293,909
Dollar General Corp.	53,975	5,909,723
Dollar Tree, Inc.(b)(c)	31,205	3,457,826
e.l.f. Beauty, Inc.(b)(c)	12,050	917,848
Estee Lauder Cos., Inc. (The), Class A	79,298	7,459,563
Freshpet, Inc.(b)(c)	10,831	619,100
General Mills, Inc.	22,326	1,057,136
Hershey Co. (The)	5,009	942,093
Hormel Foods Corp.(c)	15,638	362,958
Ingredion, Inc.	4,783	514,364
J.M. Smucker Co. (The)	6,014	626,539
Kellanova	11,925	997,407
Kenvue, Inc.	77,784	1,349,552
Keurig Dr Pepper, Inc.	26,757	746,520
Kimberly-Clark Corp.	9,406	1,026,383
Kraft Heinz Co. (The)	55,225	1,408,790
Kroger Co. (The)	66,428	4,469,276
Lamb Weston Holdings, Inc.	37,335	2,205,005
Maplebear, Inc.(b)	50,003	2,100,626
McCormick & Co., Inc.	9,040	610,019
Molson Coors Beverage Co., Class B	25,208	1,172,424
Mondelez International, Inc., Class A	27,181	1,564,810
Monster Beverage Corp.(b)	19,353	1,451,281
PepsiCo, Inc.	16,503	2,454,656
Performance Food Group Co.(b)	38,894	3,775,441
Philip Morris International, Inc.	28,294	4,455,739
Pilgrim’s Pride Corp.	9,197	349,854
Post Holdings, Inc.(b)(c)	2,784	289,620
Primo Brands Corp.	10,867	170,503
Procter & Gamble Co. (The)	16,264	2,409,674
Sprouts Farmers Market, Inc.(b)	15,821	1,325,958
Sysco Corp.	47,817	3,643,655
Target Corp.	124,856	11,314,451
Tyson Foods, Inc., Class A	32,117	1,864,392
US Foods Holding Corp.(b)	54,350	4,275,714
Walmart, Inc.	83,069	9,179,955
		120,223,080
Energy-6.67%
Antero Midstream Corp.	49,191	885,930
Antero Resources Corp.(b)	81,649	2,974,473
APA Corp.	182,101	4,547,062
Baker Hughes Co., Class A	296,270	14,872,754
Cheniere Energy, Inc.	23,832	4,968,019
Chevron Corp.	235,677	35,617,865
Chord Energy Corp.	29,393	2,758,827
Civitas Resources, Inc.	51,665	1,517,401
ConocoPhillips	282,320	25,038,961
Coterra Energy, Inc.	213,781	5,737,882
Devon Energy Corp.	288,680	10,698,481
Diamondback Energy, Inc.	57,297	8,742,949
DT Midstream, Inc.(c)	6,331	768,963
EOG Resources, Inc.	168,191	18,139,399
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
EQT Corp.	97,895	$5,957,890
Expand Energy Corp.	9,546	1,163,944
Exxon Mobil Corp.	293,038	33,968,965
Halliburton Co.	379,026	9,938,062
HF Sinclair Corp.	58,210	3,079,891
Kinder Morgan, Inc.	109,079	2,980,038
Marathon Petroleum Corp.	77,198	14,955,568
Matador Resources Co.(c)	60,608	2,569,779
NOV, Inc.	196,796	3,022,787
Occidental Petroleum Corp.	268,090	11,259,780
ONEOK, Inc.(c)	88,220	6,424,180
Ovintiv, Inc.	131,146	5,371,740
Permian Resources Corp.(c)	371,232	5,379,152
Phillips 66	112,175	15,363,488
Range Resources Corp.	85,546	3,378,212
SLB Ltd.	521,609	18,903,110
Targa Resources Corp.	46,006	8,065,312
TechnipFMC PLC (United Kingdom)	195,996	8,870,779
Texas Pacific Land Corp.	2,973	2,569,534
Valero Energy Corp.	100,185	17,708,701
Viper Energy, Inc., Class A	37,867	1,383,281
Weatherford International PLC	40,914	3,060,367
Williams Cos., Inc. (The)	45,989	2,802,110
		325,445,636
Financials-12.00%
Affiliated Managers Group, Inc.	7,642	2,054,399
Affirm Holdings, Inc.(b)	22,549	1,599,852
Aflac, Inc.	19,032	2,099,420
AGNC Investment Corp.	77,260	810,457
Allstate Corp. (The)	19,020	4,050,880
Ally Financial, Inc.(c)	77,942	3,219,005
American Express Co.	45,523	16,628,186
American Financial Group, Inc.	6,088	838,439
American International Group, Inc.	55,682	4,240,741
Ameriprise Financial, Inc.	9,087	4,141,309
Annaly Capital Management, Inc.	53,695	1,224,246
Aon PLC, Class A	6,283	2,223,679
Apollo Global Management, Inc.	51,455	6,784,342
Arch Capital Group Ltd.(b)	31,320	2,941,574
Ares Management Corp., Class A	18,192	2,853,415
Arthur J. Gallagher & Co.	3,448	853,794
Assurant, Inc.	4,080	930,893
Assured Guaranty Ltd.	8,079	731,473
AXIS Capital Holdings Ltd.	6,775	692,676
Bank of America Corp.	373,811	20,054,960
Bank of New York Mellon Corp. (The)	42,593	4,774,675
Bank OZK(c)	29,228	1,345,073
Berkshire Hathaway, Inc., Class B(b)	18,700	9,608,247
BlackRock, Inc.	6,115	6,404,239
Blackstone, Inc., Class A	84,607	12,388,157
Block, Inc., Class A(b)	176,209	11,770,761
Blue Owl Capital, Inc.(c)	127,473	1,912,095
BOK Financial Corp.(c)	3,662	412,414
Brighthouse Financial, Inc.(b)	13,797	904,393
Brookfield Asset Management Ltd., Class A (Canada)(c)	13,863	731,135
Brown & Brown, Inc.	8,959	720,572
Capital One Financial Corp.	117,002	25,631,628
Carlyle Group, Inc. (The)(c)	37,903	2,066,851
Cboe Global Markets, Inc.	3,508	905,660
Charles Schwab Corp. (The)	102,115	9,469,124
Chubb Ltd.	15,235	4,512,302
	Shares	Value
Financials-(continued)
Cincinnati Financial Corp.	20,082	$3,365,542
Citigroup, Inc.	124,763	12,925,447
Citizens Financial Group, Inc.	105,993	5,734,221
CME Group, Inc., Class A	6,091	1,714,373
Coinbase Global, Inc., Class A(b)	47,412	12,934,942
Columbia Banking System, Inc.	60,774	1,684,655
Comerica, Inc.	38,557	3,099,212
Commerce Bancshares, Inc.	7,782	419,528
Corebridge Financial, Inc.	44,726	1,342,675
Corpay, Inc.(b)	8,601	2,544,176
Credit Acceptance Corp.(b)(c)	2,509	1,159,083
Cullen/Frost Bankers, Inc.	9,272	1,147,132
East West Bancorp, Inc.	37,641	4,016,295
Equitable Holdings, Inc.	53,913	2,517,198
Euronet Worldwide, Inc.(b)(c)	13,063	967,838
Evercore, Inc., Class A	9,725	3,112,681
Everest Group Ltd.	3,669	1,153,130
F.N.B. Corp.	62,154	1,034,243
FactSet Research Systems, Inc.	1,448	401,487
Fidelity National Financial, Inc.(c)	32,843	1,951,859
Fidelity National Information Services, Inc.	72,096	4,741,754
Fifth Third Bancorp	128,346	5,577,917
First American Financial Corp.	10,047	660,691
First Citizens BancShares, Inc., Class A	3,862	7,252,411
First Hawaiian, Inc.	25,863	644,506
First Horizon Corp.	153,932	3,438,841
Fiserv, Inc.(b)	34,266	2,106,331
Franklin Resources, Inc.	53,878	1,217,104
Global Payments, Inc.	57,977	4,392,338
Globe Life, Inc.	15,369	2,070,665
Goldman Sachs Group, Inc. (The)	14,270	11,787,591
Hamilton Lane, Inc., Class A(c)	5,451	675,570
Hanover Insurance Group, Inc. (The)	2,405	446,248
Hartford Insurance Group, Inc. (The)	24,531	3,361,483
Houlihan Lokey, Inc.	4,938	866,125
Huntington Bancshares, Inc.	249,356	4,064,503
Interactive Brokers Group, Inc., Class A	74,826	4,865,187
Intercontinental Exchange, Inc.	10,558	1,660,773
Invesco Ltd.(e)	103,781	2,537,445
Jack Henry & Associates, Inc.	2,426	423,288
Janus Henderson Group PLC	28,492	1,245,385
Jefferies Financial Group, Inc.	14,534	836,577
JPMorgan Chase & Co.	58,700	18,377,796
Kemper Corp.	12,329	502,037
KeyCorp	101,086	1,857,961
Kinsale Capital Group, Inc.	6,078	2,339,422
KKR & Co., Inc., Class A	75,358	9,217,037
Lazard, Inc.	33,004	1,666,702
Lincoln National Corp.	61,927	2,547,677
Loews Corp.	7,959	858,537
LPL Financial Holdings, Inc.	11,328	4,033,221
M&T Bank Corp.	27,161	5,166,565
Markel Group, Inc.(b)	836	1,739,248
MarketAxess Holdings, Inc.	5,290	866,978
Marsh & McLennan Cos., Inc.	6,674	1,224,345
Mastercard, Inc., Class A	15,805	8,701,127
MetLife, Inc.	54,494	4,172,061
MGIC Investment Corp.	43,168	1,223,813
Moody’s Corp.	5,215	2,559,418
Morgan Stanley	107,842	18,296,474
Morningstar, Inc.	2,295	493,104
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
MSCI, Inc.	5,524	$3,113,989
Nasdaq, Inc.	12,600	1,145,592
Northern Trust Corp.	18,375	2,413,373
NU Holdings Ltd., Class A (Brazil)(b)	792,552	13,782,479
Old Republic International Corp.	12,839	591,878
OneMain Holdings, Inc.	37,981	2,355,961
PayPal Holdings, Inc.	286,988	17,991,278
Pinnacle Financial Partners, Inc.	17,588	1,612,468
PNC Financial Services Group, Inc. (The)	42,212	8,050,673
Popular, Inc.	11,324	1,298,976
Primerica, Inc.	2,900	746,228
Principal Financial Group, Inc.	29,525	2,504,311
Progressive Corp. (The)	29,336	6,711,783
Prosperity Bancshares, Inc.	5,909	406,007
Prudential Financial, Inc.	36,196	3,918,217
Raymond James Financial, Inc.	22,749	3,561,128
Regions Financial Corp.	162,805	4,143,387
Reinsurance Group of America, Inc.	8,478	1,609,718
RenaissanceRe Holdings Ltd. (Bermuda)	5,856	1,529,412
Rithm Capital Corp.(c)	53,252	611,865
RLI Corp.	4,566	281,540
Robinhood Markets, Inc., Class A(b)	100,398	12,900,139
Rocket Cos., Inc., Class A(c)	119,951	2,396,621
Ryan Specialty Holdings, Inc., Class A(c)	8,362	485,581
S&P Global, Inc.	8,147	4,063,968
SEI Investments Co.	5,892	476,427
Shift4 Payments, Inc., Class A(b)(c)	27,764	2,048,428
SLM Corp.	32,335	947,416
SoFi Technologies, Inc.(b)(c)	92,434	2,747,138
SouthState Bank Corp.	17,219	1,541,273
Starwood Property Trust, Inc.	21,863	400,967
State Street Corp.	21,462	2,554,407
Stifel Financial Corp.	15,725	1,918,450
Synchrony Financial	121,581	9,405,506
Synovus Financial Corp.	39,256	1,892,139
T. Rowe Price Group, Inc.	27,142	2,778,798
Toast, Inc., Class A(b)(c)	70,070	2,395,693
TPG, Inc.(c)	22,889	1,352,282
Tradeweb Markets, Inc., Class A	4,724	514,255
Travelers Cos., Inc. (The)	10,017	2,933,579
Truist Financial Corp.	95,094	4,421,871
U.S. Bancorp	215,088	10,550,066
Unum Group	32,120	2,440,156
Virtu Financial, Inc., Class A	14,634	523,312
Visa, Inc., Class A	20,543	6,870,401
Voya Financial, Inc.	9,976	701,313
W.R. Berkley Corp.	17,558	1,364,081
Webster Financial Corp.(c)	48,755	2,905,798
Wells Fargo & Co.	290,797	24,964,922
Western Alliance Bancorporation	19,477	1,587,960
Western Union Co. (The)(c)	32,123	282,361
WEX, Inc.(b)(c)	9,840	1,459,862
White Mountains Insurance Group Ltd.(c)	131	265,177
Willis Towers Watson PLC	2,328	747,288
Wintrust Financial Corp.(c)	12,717	1,704,332
XP, Inc., Class A (Brazil)	171,173	3,373,820
Zions Bancorporation N.A.	51,752	2,754,759
		585,523,848
Health Care-8.19%
Abbott Laboratories	40,174	5,178,429
AbbVie, Inc.	45,143	10,279,061
Acadia Healthcare Co., Inc.(b)(c)	35,889	617,291
	Shares	Value
Health Care-(continued)
Agilent Technologies, Inc.	20,888	$3,206,308
Align Technology, Inc.(b)	21,299	3,135,000
Alnylam Pharmaceuticals, Inc.(b)	9,274	4,184,707
Amgen, Inc.	19,715	6,810,744
Avantor, Inc.(b)	179,142	2,101,336
Baxter International, Inc.	25,447	476,877
Becton, Dickinson and Co.	11,909	2,310,584
Biogen, Inc.(b)	69,315	12,621,568
BioMarin Pharmaceutical, Inc.(b)	34,831	1,948,098
Bio-Techne Corp.	22,981	1,482,504
Boston Scientific Corp.(b)	25,350	2,575,053
Bristol-Myers Squibb Co.	42,296	2,080,963
Bruker Corp.	13,011	635,067
Cardinal Health, Inc.	25,948	5,507,722
Cencora, Inc.	9,848	3,633,223
Centene Corp.(b)	94,305	3,709,959
Certara, Inc.(b)(c)	20,834	190,839
Charles River Laboratories International, Inc.(b)	13,775	2,453,878
Chemed Corp.	704	309,190
Cigna Group (The)	36,217	10,042,250
Cooper Cos., Inc. (The)(b)	14,262	1,111,438
Corcept Therapeutics, Inc.(b)(c)	18,195	1,444,683
CVS Health Corp.	199,024	15,993,569
Danaher Corp.	27,106	6,147,099
DaVita, Inc.(b)(c)	10,911	1,305,828
DENTSPLY SIRONA, Inc.(c)	30,898	350,383
DexCom, Inc.(b)	64,031	4,064,048
Doximity, Inc., Class A(b)	27,091	1,393,561
Edwards Lifesciences Corp.(b)	88,897	7,704,703
Elanco Animal Health, Inc.(b)(c)	196,697	4,577,139
Elevance Health, Inc.	22,727	7,687,635
Eli Lilly and Co.	23,917	25,722,016
Encompass Health Corp.	9,513	1,105,601
Envista Holdings Corp.(b)	12,551	262,316
Exact Sciences Corp.(b)	4,241	429,571
Exelixis, Inc.(b)	52,714	2,328,377
GE HealthCare Technologies, Inc.	73,141	5,850,549
Gilead Sciences, Inc.	31,405	3,952,005
Globus Medical, Inc., Class A(b)	18,331	1,668,854
Halozyme Therapeutics, Inc.(b)	38,854	2,774,176
HCA Healthcare, Inc.	26,672	13,557,111
Henry Schein, Inc.(b)	13,127	978,880
Hologic, Inc.(b)	22,296	1,671,531
Humana, Inc.	25,492	6,265,169
IDEXX Laboratories, Inc.(b)	7,611	5,730,170
Illumina, Inc.(b)	8,233	1,082,228
Incyte Corp.(b)	10,046	1,049,405
Inspire Medical Systems, Inc.(b)(c)	6,333	787,889
Insulet Corp.(b)	9,933	3,249,978
Intuitive Surgical, Inc.(b)	17,061	9,784,142
IQVIA Holdings, Inc.(b)	29,384	6,758,614
Jazz Pharmaceuticals PLC(b)	11,919	2,104,061
Johnson & Johnson	20,341	4,208,960
Labcorp Holdings, Inc.	4,349	1,168,924
Masimo Corp.(b)(c)	3,337	475,289
McKesson Corp.	10,010	8,820,011
Medpace Holdings, Inc.(b)	7,458	4,418,567
Medtronic PLC	42,576	4,484,530
Merck & Co., Inc.	109,240	11,451,629
Mettler-Toledo International, Inc.(b)	2,211	3,265,028
Molina Healthcare, Inc.(b)(c)	16,409	2,432,798
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Natera, Inc.(b)	13,629	$3,254,741
Neurocrine Biosciences, Inc.(b)	13,039	1,984,014
Organon & Co.	114,577	883,389
Penumbra, Inc.(b)(c)	4,667	1,368,224
Perrigo Co. PLC	20,919	279,269
Pfizer, Inc.	408,827	10,523,207
QIAGEN N.V.(c)	9,353	446,606
Quest Diagnostics, Inc.(c)	4,178	790,394
Regeneron Pharmaceuticals, Inc.	14,010	10,930,462
Repligen Corp.(b)(c)	6,337	1,083,754
ResMed, Inc.(c)	13,372	3,420,959
Revvity, Inc.(c)	14,066	1,468,631
Royalty Pharma PLC, Class A	53,478	2,140,190
Sarepta Therapeutics, Inc.(b)(c)	26,541	566,385
Solventum Corp.(b)	35,752	3,048,215
Sotera Health Co.(b)	43,242	755,870
STERIS PLC	5,280	1,405,958
Stryker Corp.	9,380	3,481,668
Teleflex, Inc.	7,695	880,462
Tenet Healthcare Corp.(b)	40,190	8,714,800
Thermo Fisher Scientific, Inc.	18,305	10,815,143
United Therapeutics Corp.(b)	9,439	4,587,354
UnitedHealth Group, Inc.	91,309	30,110,969
Universal Health Services, Inc., Class B	14,849	3,617,662
Veeva Systems, Inc., Class A(b)(c)	13,287	3,192,733
Vertex Pharmaceuticals, Inc.(b)	3,688	1,599,154
Viatris, Inc.	268,651	2,871,879
Waters Corp.(b)	5,270	2,126,023
West Pharmaceutical Services, Inc.	11,565	3,206,396
Zimmer Biomet Holdings, Inc.	17,856	1,741,317
Zoetis, Inc.	25,472	3,265,001
		399,669,945
Industrials-11.29%
3M Co.	31,307	5,386,369
A.O. Smith Corp.	18,162	1,198,329
AAON, Inc.	7,726	722,226
Acuity, Inc.	7,549	2,766,105
Advanced Drainage Systems, Inc.	23,699	3,611,254
AECOM	10,368	1,069,252
AGCO Corp.	11,522	1,220,871
Air Lease Corp., Class A	31,871	2,037,513
Alaska Air Group, Inc.(b)(c)	46,032	1,972,931
Allegion PLC	7,465	1,239,414
Allison Transmission Holdings, Inc.	12,169	1,078,904
Amentum Holdings, Inc.(b)	21,041	602,404
American Airlines Group, Inc.(b)(c)	310,134	4,357,383
AMETEK, Inc.	8,543	1,690,574
API Group Corp.(b)	29,900	1,182,844
Applied Industrial Technologies, Inc.	5,685	1,471,392
Armstrong World Industries, Inc.	4,022	763,134
ATI, Inc.(b)	34,555	3,483,144
Automatic Data Processing, Inc.	8,575	2,189,197
Avis Budget Group, Inc.(b)(c)	9,049	1,229,578
Axon Enterprise, Inc.(b)	7,055	3,810,688
Boeing Co. (The)(b)	2,421	457,569
Booz Allen Hamilton Holding Corp.	19,297	1,610,528
Broadridge Financial Solutions, Inc.	3,418	779,612
Builders FirstSource, Inc.(b)	50,076	5,620,029
BWX Technologies, Inc.	6,237	1,115,675
C.H. Robinson Worldwide, Inc.	15,233	2,420,067
CACI International, Inc., Class A(b)	2,451	1,512,512
Carlisle Cos., Inc.	6,836	2,174,326
	Shares	Value
Industrials-(continued)
Carpenter Technology Corp.	8,890	$2,831,821
Carrier Global Corp.	47,039	2,581,500
Caterpillar, Inc.	53,753	30,948,827
Cintas Corp.	8,189	1,523,318
Clarivate PLC(b)(c)	103,296	388,393
Clean Harbors, Inc.(b)(c)	5,817	1,323,717
CNH Industrial N.V.(c)	219,484	2,069,734
Comfort Systems USA, Inc.	8,599	8,400,707
Concentrix Corp.(c)	19,377	701,641
Copart, Inc.(b)	47,443	1,849,328
Core & Main, Inc., Class A(b)	45,982	2,222,770
Crane Co.	4,578	838,918
CSX Corp.	114,890	4,062,510
Cummins, Inc.	9,832	4,896,139
Curtiss-Wright Corp.	2,517	1,420,318
Dayforce, Inc.(b)	20,060	1,386,146
Deere & Co.	20,351	9,452,836
Delta Air Lines, Inc.	248,146	15,906,159
Donaldson Co., Inc.	5,864	527,174
Dover Corp.	9,708	1,798,698
Eaton Corp. PLC	18,396	6,362,992
EMCOR Group, Inc.	8,012	4,927,941
Emerson Electric Co.	33,374	4,451,424
Equifax, Inc.	12,077	2,564,792
ESAB Corp.	9,771	1,096,697
Everus Construction Group, Inc.(b)(c)	12,612	1,159,800
ExlService Holdings, Inc.(b)	14,683	583,356
Expeditors International of Washington, Inc.	9,740	1,430,806
Fastenal Co.	34,690	1,401,476
FedEx Corp.	44,901	12,378,308
Ferguson Enterprises, Inc.	23,648	5,951,492
Flowserve Corp.	21,070	1,503,344
Fortive Corp.	19,538	1,044,892
Fortune Brands Innovations, Inc.	28,042	1,447,808
FTAI Aviation Ltd.	7,992	1,384,534
FTI Consulting, Inc.(b)(c)	4,163	679,193
Gates Industrial Corp. PLC(b)(c)	42,846	975,175
GE Vernova, Inc.	39,536	23,712,507
Generac Holdings, Inc.(b)	27,806	4,216,224
General Dynamics Corp.	7,793	2,662,323
General Electric Co.	45,763	13,657,967
Genpact Ltd.	18,586	818,899
Graco, Inc.	7,868	648,638
GXO Logistics, Inc.(b)(c)	47,085	2,389,093
Hayward Holdings, Inc.(b)	56,480	929,096
HEICO Corp.(c)	1,817	575,825
HEICO Corp., Class A(c)	3,666	905,392
Hexcel Corp.	19,280	1,469,714
Honeywell International, Inc.	17,745	3,410,412
Howmet Aerospace, Inc.	33,387	6,830,646
Hubbell, Inc.	4,109	1,772,746
Huntington Ingalls Industries, Inc.	4,885	1,532,034
IDEX Corp.	2,879	500,744
Illinois Tool Works, Inc.	8,031	2,001,968
Ingersoll Rand, Inc.(c)	30,359	2,439,042
ITT, Inc.	7,585	1,396,854
J.B. Hunt Transport Services, Inc.	11,563	2,011,499
Jacobs Solutions, Inc.	8,963	1,208,302
Johnson Controls International PLC	35,424	4,120,165
KBR, Inc.	18,436	759,932
Kirby Corp.(b)(c)	12,177	1,382,333
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Knight-Swift Transportation Holdings, Inc.	25,312	$1,159,290
L3Harris Technologies, Inc.	9,597	2,674,588
Landstar System, Inc.	2,776	363,212
Leidos Holdings, Inc.	14,586	2,787,385
Lennox International, Inc.(c)	3,493	1,742,553
Leonardo DRS, Inc.	16,356	558,885
Lincoln Electric Holdings, Inc.	4,816	1,153,095
Loar Holdings, Inc.(b)(c)	3,868	264,765
Lockheed Martin Corp.	8,888	4,069,460
Lyft, Inc., Class A(b)	202,545	4,259,521
ManpowerGroup, Inc.	10,526	302,728
Masco Corp.	25,838	1,676,111
MasTec, Inc.(b)	21,592	4,618,097
Middleby Corp. (The)(b)	12,125	1,433,175
MSA Safety, Inc.	2,301	371,151
MSC Industrial Direct Co., Inc., Class A(c)	3,978	353,883
Mueller Industries, Inc.	21,960	2,412,745
Nordson Corp.	2,644	628,373
Norfolk Southern Corp.	15,342	4,481,245
Northrop Grumman Corp.	8,961	5,127,932
nVent Electric PLC	21,763	2,334,517
Old Dominion Freight Line, Inc.	27,105	3,667,035
Oshkosh Corp.	16,104	2,064,211
Otis Worldwide Corp.	16,658	1,480,063
Owens Corning	18,822	2,131,403
PACCAR, Inc.	41,925	4,419,733
Parker-Hannifin Corp.	11,075	9,543,327
Parsons Corp.(b)(c)	9,208	779,733
Paychex, Inc.	10,439	1,165,932
Paycom Software, Inc.	12,072	1,945,644
Paylocity Holding Corp.(b)(c)	8,071	1,189,100
Pentair PLC	12,140	1,277,614
Quanta Services, Inc.	15,067	7,004,347
QXO, Inc.(b)(c)	59,122	1,107,355
RB Global, Inc. (Canada)	19,685	1,933,067
RBC Bearings, Inc.(b)	3,266	1,453,272
Regal Rexnord Corp.	15,141	2,210,435
Republic Services, Inc.	3,264	708,484
Robert Half, Inc.	19,918	538,583
Rocket Lab Corp.(b)	28,170	1,187,084
Rockwell Automation, Inc.	7,993	3,164,109
Rollins, Inc.	9,663	594,081
RTX Corp.	52,706	9,218,806
Ryder System, Inc.	9,956	1,724,479
Saia, Inc.(b)(c)	11,464	3,227,804
Science Applications International Corp.(c)	6,174	532,261
Sensata Technologies Holding PLC(c)	40,319	1,293,030
Simpson Manufacturing Co., Inc.(c)	5,773	966,285
SiteOne Landscape Supply, Inc.(b)(c)	11,007	1,478,020
Snap-on, Inc.	3,888	1,322,114
Southwest Airlines Co.(c)	124,817	4,344,880
SS&C Technologies Holdings, Inc.	11,855	1,018,819
StandardAero, Inc.(b)(c)	12,712	332,037
Stanley Black & Decker, Inc.	46,551	3,329,327
Tetra Tech, Inc.	34,074	1,183,731
Textron, Inc.	27,819	2,313,428
Timken Co. (The)	13,676	1,113,090
Toro Co. (The)	13,931	971,548
Trane Technologies PLC	11,387	4,799,393
TransDigm Group, Inc.	2,704	3,677,900
TransUnion	29,220	2,485,161
Trex Co., Inc.(b)	20,939	732,446
	Shares	Value
Industrials-(continued)
Uber Technologies, Inc.(b)	470,303	$41,170,325
U-Haul Holding Co., Series N(c)	17,034	819,506
Union Pacific Corp.	27,417	6,356,083
United Airlines Holdings, Inc.(b)	154,919	15,795,541
United Parcel Service, Inc., Class B	106,765	10,227,019
United Rentals, Inc.	18,130	14,779,213
Valmont Industries, Inc.	3,911	1,615,126
Veralto Corp.	6,572	665,218
Verisk Analytics, Inc.	3,484	784,144
Vertiv Holdings Co., Class A	71,132	12,784,554
W.W. Grainger, Inc.	2,401	2,277,661
Wabtec Corp.	12,358	2,577,261
Waste Management, Inc.	5,411	1,178,895
Watsco, Inc.	2,998	1,038,507
WESCO International, Inc.	21,963	5,873,126
WillScot Holdings Corp.	40,562	801,099
Woodward, Inc.	5,893	1,768,077
XPO, Inc.(b)(c)	35,798	5,085,464
Xylem, Inc.	14,837	2,087,121
		550,686,685
Information Technology-29.80%
Accenture PLC, Class A	29,247	7,311,750
Adobe, Inc.(b)	50,492	16,164,004
Advanced Micro Devices, Inc.(b)	183,321	39,877,817
Akamai Technologies, Inc.(b)	20,013	1,791,564
Allegro MicroSystems, Inc. (Japan)(b)(c)	10,578	282,327
Amdocs Ltd.	4,395	336,130
Amkor Technology, Inc.	61,508	2,238,276
Amphenol Corp., Class A	33,670	4,744,103
Analog Devices, Inc.	25,487	6,762,721
AppFolio, Inc., Class A(b)(c)	3,770	860,616
Apple, Inc.	712,850	198,778,222
Applied Materials, Inc.	187,798	47,372,046
AppLovin Corp., Class A(b)	29,903	17,926,250
Arista Networks, Inc.(b)	147,730	19,305,356
Arrow Electronics, Inc.(b)	5,587	603,452
Astera Labs, Inc.(b)	12,901	2,032,811
Atlassian Corp., Class A(b)	19,883	2,972,906
Autodesk, Inc.(b)	18,602	5,642,731
Avnet, Inc.	12,847	610,361
Bentley Systems, Inc., Class B	21,230	890,811
BILL Holdings, Inc.(b)(c)	20,555	1,030,833
Broadcom, Inc.	100,849	40,638,113
Cadence Design Systems, Inc.(b)	16,917	5,275,397
CCC Intelligent Solutions Holdings, Inc.(b)(c)	38,976	290,371
CDW Corp.	14,747	2,126,812
Ciena Corp.(b)	23,082	4,713,575
Cirrus Logic, Inc.(b)	14,724	1,771,886
Cisco Systems, Inc.	92,644	7,128,029
Cloudflare, Inc., Class A(b)	27,247	5,455,122
Cognex Corp.(c)	26,802	1,021,156
Cognizant Technology Solutions Corp., Class A	34,434	2,675,866
Coherent Corp.(b)	21,847	3,588,588
Confluent, Inc., Class A(b)(c)	12,111	269,470
Corning, Inc.	45,328	3,816,618
Crane NXT Co.	8,600	484,180
CrowdStrike Holdings, Inc., Class A(b)	22,711	11,563,533
Datadog, Inc., Class A(b)	40,602	6,496,726
Dell Technologies, Inc., Class C(c)	121,633	16,219,761
DocuSign, Inc.(b)(c)	75,162	5,212,485
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Dolby Laboratories, Inc., Class A	3,106	$209,500
Dropbox, Inc., Class A(b)(c)	50,102	1,497,048
DXC Technology Co.(b)	80,339	1,060,475
Dynatrace, Inc.(b)	57,882	2,579,222
Elastic N.V.(b)	12,261	864,768
Enphase Energy, Inc.(b)	41,145	1,187,033
Entegris, Inc.(c)	33,891	2,614,352
EPAM Systems, Inc.(b)	20,478	3,829,386
F5, Inc.(b)	5,702	1,363,690
Fair Isaac Corp.(b)	2,141	3,866,282
First Solar, Inc.(b)	46,652	12,732,264
Flex Ltd.(b)	106,132	6,273,463
Fortinet, Inc.(b)	82,311	6,677,891
Gartner, Inc.(b)	7,188	1,672,935
Gen Digital, Inc.	73,521	1,938,749
GitLab, Inc., Class A(b)(c)	13,955	572,992
GLOBALFOUNDRIES, Inc.(b)(c)	24,364	873,206
Globant S.A.(b)	14,296	909,654
GoDaddy, Inc., Class A(b)	16,158	2,065,962
Guidewire Software, Inc.(b)	4,341	937,569
Hewlett Packard Enterprise Co.	377,356	8,252,776
HP, Inc.	194,291	4,744,586
HubSpot, Inc.(b)	5,864	2,153,964
Intel Corp.(b)	278,058	11,278,032
International Business Machines Corp.	25,857	7,978,953
Intuit, Inc.	13,859	8,787,715
Jabil, Inc.	28,135	5,928,326
Keysight Technologies, Inc.(b)	14,356	2,841,770
KLA Corp.	17,845	20,976,262
Kyndryl Holdings, Inc.(b)	106,468	2,750,068
Lam Research Corp.	229,763	35,843,028
Lattice Semiconductor Corp.(b)	21,172	1,486,486
Littelfuse, Inc.	3,648	933,961
MACOM Technology Solutions Holdings, Inc.(b)	5,743	1,004,968
Manhattan Associates, Inc.(b)(c)	7,243	1,278,027
Marvell Technology, Inc.	92,714	8,288,632
Microchip Technology, Inc.	47,439	2,541,782
Micron Technology, Inc.	227,065	53,696,331
Microsoft Corp.	394,618	194,156,002
MKS, Inc.	24,427	3,820,139
MongoDB, Inc.(b)	8,363	2,779,610
Monolithic Power Systems, Inc.	12,570	11,667,097
Motorola Solutions, Inc.	3,550	1,312,364
nCino, Inc.(b)(c)	11,709	289,212
NetApp, Inc.	36,921	4,118,907
Nutanix, Inc., Class A(b)	36,938	1,765,636
NVIDIA Corp.	1,582,791	280,154,007
Okta, Inc.(b)(c)	29,503	2,369,976
ON Semiconductor Corp.(b)	185,390	9,313,994
Onto Innovation, Inc.(b)	16,931	2,423,842
Oracle Corp.	71,374	14,413,979
Palantir Technologies, Inc., Class A(b)	143,568	24,184,030
Palo Alto Networks, Inc.(b)	75,040	14,267,355
Pegasystems, Inc.(c)	16,115	882,619
Procore Technologies, Inc.(b)(c)	12,364	915,678
PTC, Inc.(b)	8,454	1,483,085
Pure Storage, Inc., Class A(b)	62,826	5,589,001
Qnity Electronics, Inc.	19,903	1,613,934
Qorvo, Inc.(b)	24,266	2,084,207
QUALCOMM, Inc.	203,110	34,140,760
Ralliant Corp.	6,496	320,708
	Shares	Value
Information Technology-(continued)
RingCentral, Inc., Class A(b)	40,661	$1,148,267
Roper Technologies, Inc.	1,937	864,328
Salesforce, Inc.	97,361	22,445,605
Samsara, Inc., Class A(b)	28,045	1,066,551
SentinelOne, Inc., Class A(b)(c)	15,488	251,060
ServiceNow, Inc.(b)	13,529	10,991,095
Skyworks Solutions, Inc.(c)	44,101	2,908,461
Snowflake, Inc., Class A(b)	24,623	6,186,283
Strategy, Inc., Class A(b)	9,596	1,700,219
Super Micro Computer, Inc.(b)(c)	47,500	1,607,875
Synopsys, Inc.(b)	17,642	7,374,532
TD SYNNEX Corp.(c)	14,158	2,158,812
Teledyne Technologies, Inc.(b)	2,485	1,241,307
Teradata Corp.(b)	51,330	1,470,091
Teradyne, Inc.	41,270	7,506,600
Texas Instruments, Inc.	31,879	5,364,279
Trimble, Inc.(b)(c)	38,895	3,166,831
Twilio, Inc., Class A(b)	26,629	3,453,515
Tyler Technologies, Inc.(b)	2,807	1,318,223
Ubiquiti, Inc.	719	419,242
UiPath, Inc., Class A(b)	76,315	1,057,726
Unity Software, Inc.(b)	14,316	608,716
Universal Display Corp.	9,016	1,072,273
VeriSign, Inc.	3,537	891,289
Vontier Corp.	29,487	1,069,788
Western Digital Corp.	22,148	3,617,433
Workday, Inc., Class A(b)	22,256	4,798,839
Zebra Technologies Corp., Class A(b)	11,716	2,961,219
Zoom Communications, Inc., Class A(b)	85,999	7,306,475
Zscaler, Inc.(b)	10,811	2,718,967
		1,453,586,926
Materials-3.52%
Air Products and Chemicals, Inc.	15,433	4,028,785
Albemarle Corp.	15,197	1,975,458
Alcoa Corp.(c)	138,961	5,800,232
Amcor PLC	99,025	843,693
AngloGold Ashanti PLC (United Kingdom)	164,710	14,112,353
AptarGroup, Inc.	2,448	305,388
Ashland, Inc.	7,237	382,837
Avery Dennison Corp.	6,335	1,091,964
Axalta Coating Systems Ltd.(b)	33,148	998,749
Ball Corp.	10,877	538,738
Celanese Corp.(c)	30,564	1,272,991
CF Industries Holdings, Inc.	50,903	4,006,066
Cleveland-Cliffs, Inc.(b)	141,426	1,844,195
Corteva, Inc.	56,467	3,809,829
CRH PLC	82,438	9,889,262
Crown Holdings, Inc.	16,410	1,588,980
Dow, Inc.	100,771	2,403,388
DuPont de Nemours, Inc.	39,733	1,580,181
Eagle Materials, Inc.(c)	6,590	1,474,315
Eastman Chemical Co.	17,867	1,109,183
Ecolab, Inc.	8,540	2,349,866
Element Solutions, Inc.	38,041	986,023
FMC Corp.(c)	37,785	539,948
Freeport-McMoRan, Inc.	514,091	22,095,631
Graphic Packaging Holding Co.(c)	35,684	577,367
Huntsman Corp.	35,963	374,734
International Flavors & Fragrances, Inc.	26,455	1,838,093
International Paper Co.(c)	62,256	2,457,867
Linde PLC	7,706	3,161,926
Louisiana-Pacific Corp.(c)	25,155	2,062,962
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
LyondellBasell Industries N.V., Class A	40,473	$1,982,772
Martin Marietta Materials, Inc.	5,154	3,212,179
Mosaic Co. (The)	105,408	2,581,442
MP Materials Corp.(b)(c)	9,498	588,401
NewMarket Corp.	496	378,711
Newmont Corp.	269,457	24,447,834
Nucor Corp.	85,569	13,647,400
Olin Corp.	55,649	1,174,194
Packaging Corp. of America	5,436	1,109,325
PPG Industries, Inc.	18,894	1,890,156
Reliance, Inc.	6,883	1,922,560
Royal Gold, Inc.	5,440	1,108,890
RPM International, Inc.	8,464	907,764
Scotts Miracle-Gro Co. (The)	20,730	1,173,733
Sealed Air Corp.	28,694	1,232,407
Sherwin-Williams Co. (The)	7,574	2,603,108
Silgan Holdings, Inc.	6,669	264,359
Smurfit WestRock PLC	67,571	2,411,609
Solstice Advanced Materials, Inc.(b)	4,412	210,364
Sonoco Products Co.	7,018	295,949
Southern Copper Corp. (Mexico)(c)	13,909	1,874,655
Steel Dynamics, Inc.(c)	49,816	8,360,619
Vulcan Materials Co.	7,480	2,223,355
Westlake Corp.	8,177	546,305
		171,649,095
Real Estate-1.64%
Alexandria Real Estate Equities, Inc.(c)	18,102	971,534
American Homes 4 Rent, Class A	12,077	387,913
American Tower Corp.	23,942	4,339,966
Americold Realty Trust, Inc.(c)	16,620	179,995
AvalonBay Communities, Inc.	5,659	1,029,598
Brixmor Property Group, Inc.(c)	35,873	937,720
BXP, Inc.(c)	18,873	1,365,650
Camden Property Trust(c)	3,561	378,677
CBRE Group, Inc., Class A(b)	40,435	6,543,596
CoStar Group, Inc.(b)	20,678	1,422,646
Cousins Properties, Inc.	12,624	325,447
Crown Castle, Inc.	2,660	242,805
CubeSmart	13,705	510,237
Digital Realty Trust, Inc.	15,695	2,513,083
EastGroup Properties, Inc.(c)	1,801	326,305
EPR Properties	11,595	606,071
Equinix, Inc.	3,683	2,774,441
Equity LifeStyle Properties, Inc.(c)	6,661	418,777
Equity Residential	20,346	1,256,366
Essex Property Trust, Inc.(c)	4,411	1,162,828
Extra Space Storage, Inc.	12,842	1,710,169
Federal Realty Investment Trust	7,080	699,008
First Industrial Realty Trust, Inc.	5,793	331,591
Gaming and Leisure Properties, Inc.	8,905	387,635
Healthpeak Properties, Inc.	35,802	653,745
Highwoods Properties, Inc.	13,431	373,382
Host Hotels & Resorts, Inc.	161,084	2,839,911
Howard Hughes Holdings, Inc.(b)	6,299	563,949
Invitation Homes, Inc.	19,800	558,360
Iron Mountain, Inc.	18,210	1,572,434
Jones Lang LaSalle, Inc.(b)	13,550	4,413,100
Kilroy Realty Corp.(c)	25,323	1,086,103
Kimco Realty Corp.	66,870	1,381,534
Lamar Advertising Co., Class A(c)	6,834	904,753
Mid-America Apartment Communities, Inc.	4,221	573,592
	Shares	Value
Real Estate-(continued)
National Storage Affiliates Trust(c)	8,446	$248,735
NNN REIT, Inc.	11,367	470,025
Omega Healthcare Investors, Inc.	18,251	838,086
Park Hotels & Resorts, Inc.(c)	82,140	888,755
Prologis, Inc.(c)	50,016	6,428,557
Public Storage	6,947	1,907,229
Rayonier, Inc.	18,411	408,908
Realty Income Corp.	18,194	1,048,156
Regency Centers Corp.	9,976	709,892
Rexford Industrial Realty, Inc.(c)	15,718	654,026
SBA Communications Corp., Class A	7,461	1,449,449
Simon Property Group, Inc.	35,862	6,681,808
STAG Industrial, Inc.	6,991	274,607
Sun Communities, Inc.	4,498	579,522
UDR, Inc.(c)	13,365	486,753
Ventas, Inc.	20,850	1,681,136
VICI Properties, Inc.	58,258	1,678,996
Vornado Realty Trust	26,910	990,826
W.P. Carey, Inc.	9,848	663,460
Welltower, Inc.	15,311	3,188,056
Weyerhaeuser Co.	47,861	1,062,993
Zillow Group, Inc., Class A(b)	9,601	694,632
Zillow Group, Inc., Class C(b)(c)	16,324	1,214,179
		79,991,707
Utilities-2.29%
AES Corp. (The)	237,639	3,341,204
Alliant Energy Corp.	8,755	608,210
Ameren Corp.	9,627	1,023,831
American Electric Power Co., Inc.	23,372	2,892,752
American Water Works Co., Inc.	10,937	1,422,576
Atmos Energy Corp.	4,675	824,530
Brookfield Renewable Corp. (Canada)(c)	41,067	1,703,870
CenterPoint Energy, Inc.	33,620	1,344,128
Clearway Energy, Inc., Class C	15,530	568,709
CMS Energy Corp.	11,604	875,406
Consolidated Edison, Inc.	14,578	1,463,048
Constellation Energy Corp.	40,087	14,606,099
Dominion Energy, Inc.	47,684	2,993,125
DTE Energy Co.	8,051	1,103,229
Duke Energy Corp.(c)	25,705	3,185,878
Edison International	36,419	2,144,715
Entergy Corp.	21,378	2,084,783
Essential Utilities, Inc.	17,094	676,751
Evergy, Inc.	13,120	1,018,768
Eversource Energy	22,490	1,510,878
Exelon Corp.	64,783	3,052,575
FirstEnergy Corp.	56,443	2,693,460
National Fuel Gas Co.	4,961	409,034
NextEra Energy, Inc.(c)	121,803	10,510,381
NiSource, Inc.	17,087	754,049
NRG Energy, Inc.	50,271	8,520,432
OGE Energy Corp.	7,688	351,957
PG&E Corp.	335,840	5,413,741
Pinnacle West Capital Corp.	8,092	735,239
PPL Corp.	25,776	951,134
Public Service Enterprise Group, Inc.	14,664	1,224,737
Sempra	29,383	2,783,158
Southern Co. (The)	30,637	2,791,643
Talen Energy Corp.(b)	9,939	3,918,649
UGI Corp.	29,334	1,160,160
Vistra Corp.	97,836	17,498,947
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	12,288	$1,377,116
Xcel Energy, Inc.	28,162	2,312,382
		111,851,284
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $4,476,674,422)		4,874,762,576
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.00%
Invesco Private Government Fund, 4.00%(e)(f)(g)	54,286,124	54,286,124
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(e)(f)(g)	141,090,080	$141,132,407
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $195,418,531)		195,418,531
TOTAL INVESTMENTS IN SECURITIES-103.93% (Cost $4,672,092,953)		5,070,181,107
OTHER ASSETS LESS LIABILITIES-(3.93)%		(191,868,752)
NET ASSETS-100.00%		$4,878,312,355

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$-	$2,451,885	$(24,008)	$109,333	$235	$2,537,445	$21,892
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	282,600	18,340,937	(18,623,537)	-	-	-	14,628
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,790,373	105,751,117	(65,255,366)	-	-	54,286,124	229,754 *
Invesco Private Prime Fund	35,830,361	257,318,451	(152,016,911)	(2,305)	2,811	141,132,407	619,459 *
Total	$49,903,334	$383,862,390	$(235,919,822)	$107,028	$3,046	$197,955,976	$885,733

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.93%
Advantage Solutions, Inc.(b)	21,296	$20,223
AMC Entertainment Holdings, Inc.(b)(c)	309,634	758,603
AMC Networks, Inc., Class A(b)(c)	11,359	101,322
Angi, Inc.(b)(c)	7,928	90,538
Anterix, Inc.(b)	1,397	28,722
Atlanta Braves Holdings, Inc., Class A(b)(c)	275	11,982
Atlanta Braves Holdings, Inc., Series C(b)	1,884	74,983
ATN International, Inc.	3,185	67,172
Bandwidth, Inc., Class A(b)(c)	9,251	131,734
Boston Omaha Corp., Class A(b)(c)	2,457	30,541
Bumble, Inc., Class A(b)(c)	3,879	13,770
Cable One, Inc.(c)	1,306	153,050
CarGurus, Inc.(b)	5,083	179,328
Cars.com, Inc.(b)(c)	14,186	164,558
Cinemark Holdings, Inc.	6,916	189,360
Cogent Communications Holdings, Inc.(c)	1,568	29,917
CuriosityStream, Inc.	5,477	26,344
E.W. Scripps Co. (The), Class A(b)	33,717	142,623
EchoStar Corp., Class A(b)(c)	19,654	1,440,442
Entravision Communications Corp., Class A	12,849	35,720
Eventbrite, Inc., Class A(b)	17,151	42,706
EverQuote, Inc., Class A(b)(c)	5,710	150,687
fuboTV, Inc.(b)(c)	145,493	442,299
Gaia, Inc.(b)	2,475	9,529
Gambling.com Group Ltd. (Malta)(b)(c)	3,941	22,345
Getty Images Holdings, Inc.(b)(c)	63,585	97,921
Globalstar, Inc.(b)(c)	11,379	691,274
Gogo, Inc.(b)(c)	10,755	76,898
Gray Media, Inc.(c)	33,673	165,671
Grindr, Inc. (Singapore), (Acquired 07/05/2024; Cost $5,964)(b)(c)(d)	498	6,389
Ibotta, Inc., Class A(b)(c)	2,346	55,976
IDT Corp., Class B	2,432	121,041
iHeartMedia, Inc., Class A(b)(c)	56,440	221,809
IMAX Corp.(b)(c)	4,320	160,272
Integral Ad Science Holding Corp.(b)(c)	9,028	92,808
John Wiley & Sons, Inc., Class A(c)	3,639	132,314
Liberty Latin America Ltd., Class A(b)	9,092	78,919
Liberty Latin America Ltd., Class C(b)	34,398	300,983
Lionsgate Studios Corp.(b)(c)	13,211	98,554
Lumen Technologies, Inc.(b)	164,380	1,333,122
Madison Square Garden Entertainment Corp.(b)(c)	5,024	248,537
Magnite, Inc.(b)(c)	18,604	273,293
Marcus Corp. (The)	6,340	99,538
MediaAlpha, Inc., Class A(b)	7,641	97,499
National CineMedia, Inc.(c)	46,079	198,600
Newsmax, Inc.(b)(c)	876	7,271
Nextdoor Holdings, Inc.(b)	8,894	15,565
Nexxen International Ltd. (Israel)(b)(c)	9,686	62,668
Optimum Communications, Inc., Class A(b)	114,243	217,062
Playstudios, Inc.(b)	22,289	14,310
Playtika Holding Corp.(c)	10,827	43,849
PubMatic, Inc., Class A(b)(c)	7,902	71,197
QuinStreet, Inc.(b)(c)	6,043	84,360
Reservoir Media, Inc.(b)	3,246	24,735
Rumble, Inc.(b)(c)	3,996	27,053
Scholastic Corp.(c)	5,837	172,425
Shenandoah Telecommunications Co.(c)	6,979	76,280
Shutterstock, Inc.	5,020	104,516
Sinclair, Inc.	14,550	229,308
	Shares	Value
Communication Services-(continued)
Sphere Entertainment Co.(b)(c)	1,238	$104,722
Spok Holdings, Inc.(c)	3,398	45,125
Stagwell, Inc.(b)(c)	28,932	155,076
Starz Entertainment Corp.(b)	1,472	16,148
Teads Holding Co.(b)	10,957	7,758
TechTarget, Inc.(b)(c)	6,668	34,874
TEGNA, Inc.	20,924	408,436
Telephone and Data Systems, Inc.(c)	11,129	448,165
Thryv Holdings, Inc.(b)(c)	7,454	41,966
Travelzoo(b)(c)	1,812	12,883
TripAdvisor, Inc.(b)(c)	14,902	221,593
TrueCar, Inc.(b)	7,998	17,036
Uniti Group, Inc.(b)(c)	41,484	264,253
USA TODAY Co., Inc.(b)(c)	58,689	294,032
Vivid Seats, Inc., Class A(b)(c)	1,044	8,049
Webtoon Entertainment, Inc. (South Korea)(b)(c)	1,814	25,233
WideOpenWest, Inc.(b)	17,889	92,665
Yelp, Inc.(b)	5,170	149,465
Ziff Davis, Inc.(b)(c)	7,651	251,106
ZipRecruiter, Inc., Class A(b)(c)	12,639	60,035
		12,719,135
Consumer Discretionary-12.64%
1-800-Flowers.com, Inc., Class A(b)(c)	7,470	25,473
Abercrombie & Fitch Co., Class A(b)	3,245	317,588
Academy Sports & Outdoors, Inc.(c)	7,843	378,425
Accel Entertainment, Inc.(b)(c)	12,706	130,109
Acushnet Holdings Corp.	1,129	94,949
Adient PLC(b)	21,032	409,283
Adtalem Global Education, Inc.(b)	945	87,469
Advance Auto Parts, Inc.(c)	4,570	237,092
American Axle & Manufacturing Holdings, Inc.(b)(c)	37,918	249,121
American Eagle Outfitters, Inc.(c)	28,370	578,748
American Outdoor Brands, Inc.(b)(c)	3,023	21,675
American Public Education, Inc.(b)(c)	5,182	180,411
America’s Car-Mart, Inc.(b)(c)	1,819	39,381
Arhaus, Inc.(b)(c)	12,129	125,414
Arko Corp.(c)	27,323	130,057
Asbury Automotive Group, Inc.(b)(c)	1,200	279,084
Bally’s Corp.(b)	2,089	36,453
BARK, Inc.(b)	26,706	19,092
Barnes & Noble Education, Inc.(b)(c)	27,373	255,938
Bassett Furniture Industries, Inc.	2,115	32,846
Beazer Homes USA, Inc.(b)(c)	9,507	217,425
Biglari Holdings, Inc., Class B(b)(c)	116	34,094
BJ’s Restaurants, Inc.(b)(c)	4,487	172,076
Bloomin’ Brands, Inc.	25,897	183,869
Boot Barn Holdings, Inc.(b)(c)	731	141,682
Brightstar Lottery PLC	13,109	205,025
Brinker International, Inc.(b)	457	70,282
Buckle, Inc. (The)(c)	3,392	191,580
Build-A-Bear Workshop, Inc.	3,195	169,654
Caleres, Inc.(c)	10,840	126,936
Camping World Holdings, Inc., Class A(c)	19,938	223,106
Capri Holdings Ltd.(b)	3,549	90,038
Carriage Services, Inc.	2,692	116,564
Carter’s, Inc.	7,906	252,280
Cavco Industries, Inc.(b)	358	213,243
Century Communities, Inc.	5,489	358,377
Champion Homes, Inc.(b)	2,523	216,574
Cheesecake Factory, Inc. (The)(c)	4,748	226,290
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Citi Trends, Inc.(b)	1,918	$86,866
Cooper-Standard Holdings, Inc.(b)(c)	18,834	588,562
Coursera, Inc.(b)	13,122	104,320
Cracker Barrel Old Country Store, Inc.(c)	5,574	161,033
Cricut, Inc., Class A(c)	14,288	67,725
Dana, Inc.	22,625	507,026
Dave & Buster’s Entertainment, Inc.(b)(c)	8,426	147,371
Denny’s Corp.(b)(c)	15,989	98,652
Designer Brands, Inc., Class A(c)	11,786	51,151
Dine Brands Global, Inc.(c)	4,934	154,187
Dorman Products, Inc.(b)	1,115	147,481
Dream Finders Homes, Inc., Class A(b)(c)	9,017	178,266
Driven Brands Holdings, Inc.(b)(c)	3,041	44,429
El Pollo Loco Holdings, Inc.(b)(c)	6,927	75,574
Ermenegildo Zegna N.V. (Italy)	6,375	68,021
Escalade, Inc.(c)	2,841	37,672
Ethan Allen Interiors, Inc.	5,316	125,670
European Wax Center, Inc., Class A(b)	8,551	33,092
EVgo, Inc.(b)(c)	21,383	69,281
Figs, Inc., Class A(b)(c)	21,123	206,794
First Watch Restaurant Group, Inc.(b)(c)	7,845	145,603
Flexsteel Industries, Inc.(c)	1,267	50,085
Fox Factory Holding Corp.(b)	7,309	108,100
Frontdoor, Inc.(b)	3,640	196,305
Funko, Inc., Class A(b)(c)	11,162	35,272
Garrett Motion, Inc. (Switzerland)	30,796	509,058
Genesco, Inc.(b)(c)	4,081	146,304
Genius Sports Ltd. (United Kingdom)(b)	15,312	154,192
Gentherm, Inc.(b)	6,612	235,850
GigaCloud Technology, Inc., Class A(b)(c)	15,175	562,992
G-III Apparel Group Ltd.(b)	10,048	292,899
Global Business Travel Group, Inc.(b)(c)	4,919	37,925
Gold com, Inc.(c)	8,482	243,518
Golden Entertainment, Inc.	4,527	135,901
Goodyear Tire & Rubber Co. (The)(b)	30,902	267,611
Graham Holdings Co., Class B	283	313,139
Green Brick Partners, Inc.(b)(c)	3,036	206,084
Group 1 Automotive, Inc.	669	268,296
Groupon, Inc.(b)(c)	5,347	90,418
Hamilton Beach Brands Holding Co., Class A	2,714	43,288
Haverty Furniture Cos., Inc.	4,063	96,699
Helen of Troy Ltd.(b)(c)	6,124	116,050
Hilton Grand Vacations, Inc.(b)(c)	3,618	154,959
Holley, Inc.(b)(c)	20,930	89,162
Hovnanian Enterprises, Inc., Class A(b)	2,210	290,792
Inspired Entertainment, Inc.(b)(c)	11,820	97,160
Installed Building Products, Inc.	801	214,684
J Jill, Inc.(c)	3,395	53,573
Jack in the Box, Inc.(c)	5,438	107,183
JAKKS Pacific, Inc.	4,755	78,125
Johnson Outdoors, Inc., Class A(c)	1,228	50,336
KB Home(c)	5,017	322,744
KinderCare Learning Cos., Inc.(b)(c)	5,925	23,582
Kohl’s Corp.	30,512	750,290
Kontoor Brands, Inc.	2,795	207,808
Krispy Kreme, Inc.(c)	20,350	85,063
Kura Sushi USA, Inc., Class A(b)(c)	727	35,718
Lakeland Industries, Inc.(c)	895	13,586
Lands’ End, Inc.(b)(c)	5,385	85,029
Latham Group, Inc.(b)(c)	12,779	91,370
Laureate Education, Inc., Class A(b)	6,967	215,280
La-Z-Boy, Inc.	6,135	238,774
	Shares	Value
Consumer Discretionary-(continued)
LCI Industries	3,350	$380,794
Legacy Housing Corp.(b)(c)	1,543	30,752
Leggett & Platt, Inc.	24,699	253,412
LGI Homes, Inc.(b)(c)	3,878	201,734
Life Time Group Holdings, Inc.(b)	2,475	69,102
Lincoln Educational Services Corp.(b)(c)	4,592	94,503
Lindblad Expeditions Holdings, Inc.(b)(c)	11,558	139,043
LiveWire Group, Inc.(b)(c)	3,925	16,721
Lovesac Co. (The)(b)(c)	5,420	77,777
M/I Homes, Inc.(b)	2,848	391,856
Malibu Boats, Inc., Class A(b)	3,616	102,658
Marine Products Corp.(c)	2,097	17,762
MarineMax, Inc.(b)(c)	6,614	154,635
Marriott Vacations Worldwide Corp.(c)	4,065	221,949
MasterCraft Boat Holdings, Inc.(b)(c)	4,439	82,033
Matthews International Corp., Class A	7,872	193,179
Meritage Homes Corp.	3,099	226,475
Mister Car Wash, Inc.(b)(c)	8,727	46,602
Monarch Casino & Resort, Inc.	1,379	133,184
Monro, Inc.	8,515	159,316
Motorcar Parts of America, Inc.(b)(c)	7,314	96,399
Movado Group, Inc.(c)	5,373	112,511
Nathan’s Famous, Inc.(c)	365	33,675
National Vision Holdings, Inc.(b)(c)	12,324	355,547
ODP Corp. (The)(b)	8,293	231,955
OneSpaWorld Holdings Ltd. (Bahamas)	8,195	167,342
OneWater Marine, Inc., Class A(b)(c)	3,987	48,442
Outdoor Holding Co.(b)(c)	24,267	44,651
Oxford Industries, Inc.(c)	3,666	139,895
Papa John’s International, Inc.(c)	5,487	230,838
Patrick Industries, Inc.	3,173	343,382
Peloton Interactive, Inc., Class A(b)(c)	17,487	118,737
Perdoceo Education Corp.	5,173	144,637
Petco Health & Wellness Co., Inc.(b)(c)	30,410	97,312
Phinia, Inc.	7,379	399,130
Polaris, Inc.	8,491	563,463
Portillo’s, Inc., Class A(b)(c)	13,643	71,216
Pursuit Attractions and Hospitality, Inc.(b)(c)	1,923	66,017
RCI Hospitality Holdings, Inc.(c)	1,918	46,722
RealReal, Inc. (The)(b)(c)	21,763	315,128
Red Rock Resorts, Inc., Class A(c)	4,371	256,009
Revolve Group, Inc.(b)(c)	7,097	171,534
Rocky Brands, Inc.	2,945	89,440
Rush Street Interactive, Inc.(b)(c)	14,823	273,336
Sabre Corp.(b)	90,270	145,335
Sally Beauty Holdings, Inc.(b)(c)	31,879	505,601
Savers Value Village, Inc.(b)(c)	3,422	31,174
Serve Robotics, Inc.(b)(c)	38,130	391,214
Shake Shack, Inc., Class A(b)(c)	648	56,687
Shoe Carnival, Inc.(c)	4,948	81,741
Signet Jewelers Ltd.(c)	5,066	507,411
Six Flags Entertainment Corp.(b)(c)	7,421	112,651
Sleep Number Corp.(b)(c)	11,269	57,472
Smith & Wesson Brands, Inc.(c)	12,440	108,352
Sonic Automotive, Inc., Class A	4,258	268,382
Sonos, Inc.(b)	19,954	370,346
Standard Motor Products, Inc.(c)	6,681	250,805
Steven Madden Ltd.	8,664	361,982
Stitch Fix, Inc., Class A(b)(c)	31,542	134,053
Strategic Education, Inc.	1,806	140,904
Strattec Security Corp.(b)(c)	1,544	115,800
Stride, Inc.(b)	552	35,069
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Sturm, Ruger & Co., Inc.(c)	2,880	$86,746
Super Group (SGHC) Ltd. (Guernsey)	5,555	60,161
Superior Group of Cos., Inc.	3,482	33,845
Sweetgreen, Inc., Class A(b)(c)	8,750	56,788
Target Hospitality Corp.(b)(c)	15,446	120,479
Taylor Morrison Home Corp., Class A(b)	3,171	198,790
ThredUp, Inc., Class A(b)	22,486	169,095
Tile Shop Holdings, Inc.(b)(c)	6,115	39,686
Topgolf Callaway Brands Corp.(b)(c)	19,529	251,534
Torrid Holdings, Inc.(b)(c)	12,116	15,751
Traeger, Inc.(b)	11,150	10,158
Tri Pointe Homes, Inc.(b)	10,187	347,580
Udemy, Inc.(b)	9,658	49,063
United Parks & Resorts, Inc.(b)(c)	3,021	109,028
Universal Technical Institute, Inc.(b)	3,985	91,735
Upbound Group, Inc.(c)	12,195	218,534
Urban Outfitters, Inc.(b)	1,313	97,254
Victoria’s Secret & Co.(b)(c)	19,954	824,699
Visteon Corp.(c)	3,613	373,042
Warby Parker, Inc., Class A(b)(c)	6,401	126,804
Weyco Group, Inc.	1,584	47,457
Winmark Corp.	201	82,613
Winnebago Industries, Inc.(c)	7,460	269,977
Wolverine World Wide, Inc.	16,925	274,354
XPEL, Inc.(b)(c)(e)	3,539	164,493
Xponential Fitness, Inc., Class A(b)	2,375	15,770
Zumiez, Inc.(b)	4,582	119,132
		32,592,035
Consumer Staples-2.91%
Andersons, Inc. (The)(c)	10,385	534,828
B&G Foods, Inc.(c)	21,783	100,420
Beauty Health Co. (The)(b)(c)	32,973	48,800
BRC, Inc., Class A(b)(c)	18,688	23,734
Calavo Growers, Inc.	3,443	70,547
Cal-Maine Foods, Inc.(c)	1,672	139,311
Central Garden & Pet Co.(b)(c)	1,239	42,324
Central Garden & Pet Co., Class A(b)	7,377	228,244
Chefs’ Warehouse, Inc. (The)(b)	3,957	242,643
Dole PLC	16,165	234,069
Edgewell Personal Care Co.	9,154	163,490
Energizer Holdings, Inc.(c)	11,812	215,333
Fresh Del Monte Produce, Inc.	6,689	241,740
Grocery Outlet Holding Corp.(b)(c)	20,362	226,629
Hain Celestial Group, Inc. (The)(b)	26,084	28,692
Herbalife Ltd.(b)	30,473	387,921
HF Foods Group, Inc.(b)	16,855	42,306
Honest Co., Inc. (The)(b)(c)	21,301	57,300
Ingles Markets, Inc., Class A(c)	4,246	326,602
Interparfums, Inc.(c)	456	37,059
J&J Snack Foods Corp.	1,141	105,371
John B. Sanfilippo & Son, Inc.	1,809	131,388
Lifevantage Corp.	2,688	18,467
Lifeway Foods, Inc.(b)(c)	1,083	26,842
Limoneira Co.(c)	2,621	36,406
Mama’s Creations, Inc.(b)(c)	4,357	49,321
Marzetti Co. (The)	453	75,624
Medifast, Inc.(b)(c)	3,993	43,803
MGP Ingredients, Inc.	2,895	66,035
Mission Produce, Inc.(b)(c)	10,841	130,309
National Beverage Corp.(b)(c)	781	26,601
Natural Grocers by Vitamin Cottage, Inc.(c)	2,369	65,740
Nature’s Sunshine Products, Inc.(b)(c)	3,378	69,519
	Shares	Value
Consumer Staples-(continued)
Nu Skin Enterprises, Inc., Class A	13,270	$131,240
Oil-Dri Corp.of America(c)	1,981	107,826
Olaplex Holdings, Inc.(b)	29,794	33,965
PriceSmart, Inc.(c)	1,694	208,531
Seneca Foods Corp., Class A(b)	1,272	153,848
Simply Good Foods Co. (The)(b)	3,819	75,158
Spectrum Brands Holdings, Inc.	4,292	254,730
SunOpta, Inc. (Canada)(b)	18,921	71,143
Tootsie Roll Industries, Inc.(c)	1,682	64,522
TreeHouse Foods, Inc.(b)	11,705	279,632
Turning Point Brands, Inc.	2,043	204,627
United Natural Foods, Inc.(b)	15,677	584,909
Universal Corp.(c)	4,698	247,867
USANA Health Sciences, Inc.(b)	2,942	58,399
Utz Brands, Inc.(c)	11,841	114,739
Village Super Market, Inc., Class A(c)	3,072	106,168
Vita Coco Co., Inc. (The)(b)(c)	3,038	162,260
Vital Farms, Inc.(b)(c)	3,451	112,848
WD-40 Co.	427	83,607
Weis Markets, Inc.	2,507	162,880
Westrock Coffee Co.(b)(c)	4,084	17,765
Zevia PBC, Class A(b)(c)	6,086	16,311
		7,490,393
Energy-8.06%
Archrock, Inc.	5,962	146,308
Ardmore Shipping Corp. (Ireland)	9,634	117,824
Atlas Energy Solutions, Inc.(c)	11,327	97,639
Berry Corp.	24,543	83,201
BKV Corp. (Thailand)(b)	1,143	31,558
Borr Drilling Ltd. (Mexico)(c)	45,515	150,655
Bristow Group, Inc.(b)	8,091	303,493
Cactus, Inc., Class A	5,068	217,519
California Resources Corp.	5,495	262,551
Calumet, Inc.(b)(c)	15,325	295,773
Centrus Energy Corp., Class A(b)(c)	1,717	445,218
Clean Energy Fuels Corp.(b)	40,236	87,715
CNX Resources Corp.(b)	4,289	166,585
Comstock Resources, Inc.(b)	973	26,135
Core Laboratories, Inc.	11,522	173,982
Core Natural Resources, Inc.	3,174	253,920
Crescent Energy Co., Class A	46,278	436,402
CVR Energy, Inc.(b)	5,474	189,017
Delek US Holdings, Inc.(c)	10,208	394,743
DHT Holdings, Inc.	15,590	203,138
Diversified Energy Co.	9,523	143,226
DMC Global, Inc.(b)(c)	5,080	31,547
Dorian LPG Ltd.	7,107	176,111
Empire Petroleum Corp.(b)(c)	5,401	16,203
enCore Energy Corp. (Canada)(b)	6,549	17,879
Energy Fuels, Inc.(b)(c)	14,679	211,378
Energy Services of America Corp.(c)	8,019	71,770
Epsilon Energy Ltd.	2,986	14,363
Evolution Petroleum Corp.(c)	7,990	31,401
Excelerate Energy, Inc., Class A(c)	6,715	188,557
Expro Group Holdings N.V.(b)(c)	23,819	332,275
FLEX LNG Ltd. (Norway)(b)(c)	5,061	128,398
Flowco Holdings, Inc.	6,041	102,516
Forum Energy Technologies, Inc.(b)(c)	4,121	129,399
FutureFuel Corp.	6,961	22,971
Golar LNG Ltd. (Cameroon)(c)	2,924	108,042
Granite Ridge Resources, Inc.	13,420	69,113
Green Plains, Inc.(b)(c)	17,220	177,883
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Gulfport Energy Corp.(b)(c)	672	$149,513
Helix Energy Solutions Group, Inc.(b)	35,323	235,251
Helmerich & Payne, Inc.	22,402	625,016
HighPeak Energy, Inc.(c)	7,716	51,774
Infinity Natural Resources, Inc., Class A(b)(c)	3,194	42,289
Innovex International, Inc.(b)(c)	7,500	165,150
International Seaways, Inc.	6,634	351,403
Kinetik Holdings, Inc.(c)	7,198	249,627
Kodiak Gas Services, Inc.	3,150	110,880
Kolibri Global Energy, Inc. (Canada)(b)	13,339	53,623
Kosmos Energy Ltd. (Ghana), (Acquired 11/06/2025; Cost $211,183)(b)(d)	148,825	166,684
Liberty Energy, Inc., Class A	33,478	595,239
Lightbridge Corp.(b)	3,632	59,056
Magnolia Oil & Gas Corp., Class A	9,819	227,212
Mammoth Energy Services, Inc.(b)	6,966	12,817
Murphy Oil Corp.(c)	13,942	447,120
Nabors Industries Ltd.(b)(c)	6,127	305,554
NACCO Industries, Inc., Class A	1,109	53,498
National Energy Services Reunited Corp.(b)(c)	20,183	281,351
Natural Gas Services Group, Inc.	2,909	90,092
Navigator Holdings Ltd.	6,749	120,740
New Fortress Energy, Inc.(b)(c)	55,579	67,806
NextDecade Corp.(b)(c)	9,325	56,976
NextNRG, Inc.(b)(c)	6,524	7,959
Noble Corp. PLC	7,001	214,371
Nordic American Tankers Ltd.(c)	51,263	186,597
Northern Oil and Gas, Inc.(c)	13,701	306,765
Oceaneering International, Inc.(b)	15,536	379,078
Oil States International, Inc.(b)	23,518	148,163
OPAL Fuels, Inc., Class A(b)	7,884	19,000
Par Pacific Holdings, Inc.(b)	15,972	729,122
Patterson-UTI Energy, Inc.	50,857	295,479
PBF Energy, Inc., Class A	14,357	495,029
Peabody Energy Corp.(c)	37,493	1,021,309
Prairie Operating Co.(b)(c)	3,676	6,874
PrimeEnergy Resources Corp.(b)(c)	183	33,601
ProFrac Holding Corp., Class A(b)	3,580	12,673
ProPetro Holding Corp.(b)(c)	25,199	241,154
Ranger Energy Services, Inc., Class A	6,246	84,383
REX American Resources Corp.(b)	7,032	231,986
Riley Exploration Permian, Inc.(c)	5,218	142,921
RPC, Inc.(c)	26,653	141,794
Sable Offshore Corp.(b)(c)	1,290	5,637
SandRidge Energy, Inc.	11,366	160,715
Scorpio Tankers, Inc. (Monaco)	6,666	382,162
Seadrill Ltd. (Norway)(b)	11,512	351,346
Select Water Solutions, Inc., Class A	30,473	307,777
SFL Corp. Ltd. (Norway)(c)	24,462	201,322
SM Energy Co.	17,380	331,089
Solaris Energy Infrastructure, Inc., Class B(c)	7,946	380,534
Summit Midstream Corp.(b)	1,076	26,943
Talos Energy, Inc.(b)	30,948	354,664
Teekay Corp. Ltd. (Bermuda)(c)	16,803	163,157
Teekay Tankers Ltd., Class A (Canada)	5,293	305,247
TETRA Technologies, Inc.(b)	62,379	484,685
Tidewater, Inc.(b)	5,502	297,218
Transocean Ltd.(b)	90,413	398,721
Uranium Energy Corp.(b)(c)	16,905	207,424
VAALCO Energy, Inc.(c)	35,704	127,820
Valaris Ltd.(b)	5,785	326,332
Vital Energy, Inc.(b)	11,935	213,995
	Shares	Value
Energy-(continued)
Vitesse Energy, Inc.(c)	5,168	$109,355
W&T Offshore, Inc.	25,807	45,678
World Kinect Corp.	14,205	329,272
		20,784,430
Financials-18.67%
1st Source Corp.	2,509	156,662
Acacia Research Corp.(b)(c)	4,198	15,701
Acadian Asset Management, Inc.	3,704	166,087
ACNB Corp.	1,815	87,846
ACRES Commercial Realty Corp.(b)(c)	1,797	38,114
Adamas Trust, Inc.(c)	7,275	55,436
Advanced Flower Capital, Inc.	4,155	12,133
AG Mortgage Investment Trust, Inc.(c)	9,829	80,401
Alerus Financial Corp.(c)	3,578	77,070
Amalgamated Financial Corp.(c)	4,583	134,511
Amerant Bancorp, Inc.	5,793	108,966
American Coastal Insurance Corp.(c)	15,143	180,959
Ameris Bancorp(c)	2,293	173,718
AMERISAFE, Inc.	2,152	87,802
Ames National Corp.(c)	1,596	34,825
Apollo Commercial Real Estate Finance, Inc.(c)	13,651	138,285
Arbor Realty Trust, Inc.(c)	28,595	254,781
Ares Commercial Real Estate Corp.(c)	6,419	34,021
ARMOUR Residential REIT, Inc.	10,731	188,007
Arrow Financial Corp.	2,901	87,465
Artisan Partners Asset Management, Inc., Class A(c)	4,531	187,946
Associated Banc-Corp	7,926	208,375
Atlantic Union Bankshares Corp., Class B	4,133	139,819
Atlanticus Holdings Corp.(b)(c)	2,198	129,572
Axos Financial, Inc.(b)(c)	2,430	199,697
Bakkt Holdings, Inc.(b)	1,255	19,791
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	3,749	106,884
Banc of California, Inc.	11,579	213,517
BancFirst Corp.(c)	654	72,489
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	5,193	233,166
Bancorp, Inc. (The)(b)	4,070	260,765
Bank First Corp.(c)	1,026	127,973
Bank of Hawaii Corp.	2,580	169,093
Bank of Marin Bancorp(c)	2,035	55,057
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	5,822	270,374
Bank7 Corp.	999	41,389
BankFinancial Corp.	1,643	19,322
BankUnited, Inc.(c)	8,369	361,624
Bankwell Financial Group, Inc.	1,443	66,234
Banner Corp.	3,653	229,445
Bar Harbor Bankshares	3,189	95,160
BayCom Corp.	2,094	61,103
BCB Bancorp, Inc.	4,849	38,744
Beacon Financial Corp.(c)	14,325	366,577
BGC Group, Inc., Class A	15,851	137,904
Blackstone Mortgage Trust, Inc., Class A(c)	6,923	134,791
Blue Foundry Bancorp(b)	1,848	20,993
Blue Ridge Bankshares, Inc.	6,262	27,114
Bowhead Specialty Holdings, Inc.(b)(c)	2,823	78,621
Bread Financial Holdings, Inc.	7,872	533,171
Bridgewater Bancshares, Inc.(b)(c)	4,502	77,930
BrightSpire Capital, Inc.(c)	12,650	70,966
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Burford Capital Ltd.	10,718	$102,571
Burke & Herbert Financial Services Corp.(c)	2,152	140,396
Business First Bancshares, Inc.(c)	5,384	140,092
BV Financial, Inc.(b)	1,617	29,656
Byline Bancorp, Inc.	4,725	131,922
C&F Financial Corp.	820	56,949
Cadence Bank	4,821	192,069
California BanCorp(b)	3,364	65,295
Camden National Corp.(c)	2,984	120,673
Cannae Holdings, Inc.	946	15,231
Cantaloupe, Inc.(b)(c)	7,696	82,116
Capital Bancorp, Inc.	1,965	54,627
Capital City Bank Group, Inc.	2,540	106,477
Capitol Federal Financial, Inc.	16,907	111,755
Carter Bankshares, Inc.(b)	4,573	84,006
Cass Information Systems, Inc.	1,791	75,222
Cathay General Bancorp	4,675	226,457
CB Financial Services, Inc.	833	29,530
Central Pacific Financial Corp.	5,139	152,834
CF Bankshares, Inc.	950	22,715
Chain Bridge Bancorp, Inc.(b)	553	17,547
Chemung Financial Corp.	960	50,563
Chicago Atlantic Real Estate Finance, Inc.	2,880	36,749
Chimera Investment Corp.	16,193	207,108
ChoiceOne Financial Services, Inc.	2,495	75,948
Citizens & Northern Corp.	3,122	62,940
Citizens Community Bancorp, Inc.	2,261	39,002
Citizens Financial Services, Inc.	1,034	57,790
Citizens, Inc.(b)	14,195	84,602
City Holding Co.(c)	1,304	158,188
Civista Bancshares, Inc.(c)	3,724	84,684
Claros Mortgage Trust, Inc.(b)	4,995	16,633
CNB Financial Corp.	6,530	169,258
CNO Financial Group, Inc.	6,720	275,050
Coastal Financial Corp.(b)(c)	2,323	258,666
Cohen & Steers, Inc.(c)	676	42,757
Colony Bankcorp, Inc.	3,595	61,654
Columbia Financial, Inc.(b)(c)	1,856	29,380
Community Financial System, Inc.(c)	3,004	170,507
Community Trust Bancorp, Inc.	2,703	150,016
Community West Bancshares, Class B	2,554	57,848
Compass Diversified Holdings	13,231	97,380
ConnectOne Bancorp, Inc.(c)	6,249	157,912
Consumer Portfolio Services, Inc.(b)(c)	3,518	29,094
Crawford & Co., Class A	4,958	55,430
Customers Bancorp, Inc.(b)	4,848	334,027
CVB Financial Corp.(c)	9,428	185,543
Dave, Inc.(b)	1,747	381,300
Diamond Hill Investment Group, Inc.	420	49,560
DigitalBridge Group, Inc.(c)	10,501	101,965
Dime Community Bancshares, Inc., Class B(c)	5,708	161,822
Donegal Group, Inc., Class A	3,909	78,688
Donnelley Financial Solutions, Inc.(b)(c)	3,428	168,178
Dynex Capital, Inc.	10,262	143,771
Eagle Bancorp Montana, Inc.	2,023	33,582
Eagle Bancorp, Inc.(c)	7,210	136,774
Eagle Financial Services, Inc.	996	37,420
Eastern Bankshares, Inc.	13,481	253,847
ECB Bancorp, Inc.(b)(c)	1,102	19,175
eHealth, Inc.(b)	9,025	36,822
Ellington Financial, Inc.	1,519	20,810
Employers Holdings, Inc.	3,657	145,731
	Shares	Value
Financials-(continued)
Enact Holdings, Inc.	806	$31,200
Encore Capital Group, Inc.(b)(c)	3,995	207,301
Enova International, Inc.(b)(c)	4,017	526,589
Enterprise Financial Services Corp.	4,332	236,571
Equity Bancshares, Inc., Class A	3,028	131,839
Esquire Financial Holdings, Inc.(c)	954	97,365
Essent Group Ltd.	1,987	124,704
EVERTEC, Inc.	5,085	146,956
F&G Annuities & Life, Inc.(c)	1,327	42,875
Farmers & Merchants Bancorp, Inc.	2,590	63,455
Farmers National Banc Corp.(c)	7,714	104,833
FB Bancorp, Inc.(b)	1,802	22,795
FB Financial Corp.(c)	4,507	251,761
Federal Agricultural Mortgage Corp., Class C	1,602	275,160
Fidelis Insurance Holdings Ltd. (United Kingdom)	9,778	186,173
Fidelity D&D Bancorp, Inc.	990	43,342
Finance of America Cos., Inc., Class A(b)(c)	1,361	32,610
Financial Institutions, Inc.	2,988	91,433
Finward Bancorp	755	28,694
Finwise Bancorp(b)	1,054	19,025
First Bancorp	10,012	197,937
First Bancorp, Inc. (The)	2,241	57,347
First Bancorp/Southern Pines NC(c)	4,331	220,924
First Bank	4,539	71,330
First Busey Corp.	7,216	169,865
First Business Financial Services, Inc.	1,937	101,150
First Capital, Inc.	684	34,193
First Commonwealth Financial Corp.(c)	12,235	198,819
First Community Bankshares, Inc.	2,410	80,542
First Community Corp.	1,384	40,164
First Financial Bancorp	9,468	235,564
First Financial Bankshares, Inc.(c)	2,618	81,786
First Financial Corp.	2,146	125,262
First Foundation, Inc.(b)(c)	4,916	26,153
First Internet Bancorp	2,182	41,567
First Interstate BancSystem, Inc., Class A	6,736	221,210
First Merchants Corp.	5,973	220,045
First Mid Bancshares, Inc.	4,046	153,991
First National Corp.	624	15,288
First Savings Financial Group, Inc.	1,900	59,204
First United Corp.	1,423	54,330
First Western Financial, Inc.(b)(c)	1,412	34,382
FirstCash Holdings, Inc.	809	128,154
FirstSun Capital Bancorp(b)(c)	2,349	78,527
Five Star Bancorp	2,652	91,467
Flagstar Bank N.A	4,455	54,529
Flushing Financial Corp.	4,212	69,119
Flywire Corp.(b)(c)	11,950	167,180
Franklin BSP Realty Trust, Inc.	12,069	125,759
Franklin Financial Services Corp.	929	49,711
FS Bancorp, Inc.	1,685	69,001
Fulton Financial Corp.(c)	12,701	230,523
FVCBankcorp, Inc.	3,018	38,359
GBank Financial Holdings, Inc.(b)	1,654	56,004
GCM Grosvenor, Inc., Class A	11,101	121,889
Genworth Financial, Inc., Class A(b)	44,636	387,440
German American Bancorp, Inc.	3,662	145,381
Glacier Bancorp, Inc.	4,291	181,509
Goosehead Insurance, Inc., Class A(c)	1,189	85,073
Great Southern Bancorp, Inc.(c)	1,473	88,616
Green Dot Corp., Class A(b)	17,307	217,549
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Greene County Bancorp, Inc.	1,036	$23,621
Greenlight Capital Re Ltd., Class A(b)(c)	7,158	94,557
HA Sustainable Infrastructure Capital, Inc.(c)	4,600	158,056
Hamilton Insurance Group Ltd., Class B (Bermuda)(b)(c)	10,590	288,895
Hancock Whitney Corp.	3,133	189,828
Hanmi Financial Corp.	5,899	162,930
Hanover Bancorp, Inc.	912	20,748
Hawthorn Bancshares, Inc.	1,350	45,900
HBT Financial, Inc.	2,364	57,209
HCI Group, Inc.(c)	1,210	215,077
Heritage Commerce Corp.	9,944	108,290
Heritage Financial Corp.(c)	5,336	127,744
Heritage Insurance Holdings, Inc.(b)(c)	7,928	230,308
Hilltop Holdings, Inc.	5,687	195,178
Hingham Institution for Savings (The)(c)	236	69,127
Hippo Holdings, Inc.(b)(c)	3,300	108,174
Home Bancorp, Inc.	1,475	81,818
Home BancShares, Inc.	3,786	106,235
HomeTrust Bancshares, Inc.	2,748	112,695
Hope Bancorp, Inc.(c)	19,109	202,938
Horace Mann Educators Corp.(c)	6,642	304,071
Horizon Bancorp, Inc.	6,249	107,108
Independent Bank Corp.(c)	4,437	319,686
Independent Bank Corp.	3,894	127,139
International Bancshares Corp.(c)	2,534	168,460
International Money Express, Inc.(b)	7,433	113,279
Invesco Mortgage Capital, Inc.(c)(f)	20,080	164,656
Investar Holding Corp.	2,162	53,618
Investors Title Co.	254	70,843
Jackson Financial, Inc., Class A	2,753	269,822
John Marshall Bancorp, Inc.(c)	2,145	42,900
Kearny Financial Corp.	5,674	38,980
Kingstone Cos., Inc.(c)	4,357	66,314
Kingsway Financial Services, Inc. (Canada)(b)(c)	1,820	23,660
KKR Real Estate Finance Trust, Inc.(c)	13,421	113,944
Ladder Capital Corp.(c)	14,233	157,275
Lakeland Financial Corp.	2,455	143,028
Landmark Bancorp, Inc./Manhattan KS(c)	894	25,962
LCNB Corp.	4,237	67,241
Lemonade, Inc.(b)(c)	3,823	298,653
LendingClub Corp.(b)	2,123	38,426
LendingTree, Inc.(b)	3,799	216,657
LINKBANCORP, Inc.	4,679	35,654
Live Oak Bancshares, Inc.	8,537	272,501
Lument Finance Trust, Inc.(c)	12,914	21,050
MainStreet Bancshares, Inc.	1,112	21,673
Marex Group PLC (United Kingdom)	3,549	123,470
Marqeta, Inc., Class A(b)	22,564	108,082
Medallion Financial Corp.	6,203	61,658
Mercantile Bank Corp.	3,378	155,320
Merchants Bancorp(c)	609	19,908
Mercury General Corp.	2,311	215,200
Meridian Corp.(c)	2,359	37,697
MetroCity Bankshares, Inc.(c)	3,232	86,133
Metropolitan Bank Holding Corp.	2,806	209,356
MFA Financial, Inc.	22,738	218,740
Mid Penn Bancorp, Inc.	3,627	105,872
Middlefield Banc Corp.	1,329	46,249
Midland States Bancorp, Inc.	3,530	57,398
MidWestOne Financial Group, Inc.	2,182	86,342
	Shares	Value
Financials-(continued)
Moelis & Co., Class A	2,276	$146,051
MVB Financial Corp.	1,992	53,904
National Bank Holdings Corp., Class A	5,157	191,892
National Bankshares, Inc.(c)	942	27,817
Navient Corp.	16,255	201,562
NB Bancorp, Inc.(c)	6,611	129,509
NBT Bancorp, Inc.	4,238	175,707
NCR Atleos Corp.(b)(c)	12,749	472,605
Nelnet, Inc., Class A	991	128,077
NerdWallet, Inc., Class A(b)	11,296	169,553
Nexpoint Real Estate Finance, Inc.	1,515	21,937
NI Holdings, Inc.(b)	1,233	16,744
Nicolet Bankshares, Inc.	1,283	161,632
NMI Holdings, Inc., Class A(b)(c)	4,871	185,829
Northeast Bank(c)	988	87,813
Northeast Community Bancorp, Inc.	3,086	65,300
Northfield Bancorp, Inc.	6,502	69,896
Northpointe Bancshares, Inc.	2,430	42,379
Northrim BanCorp, Inc.	2,906	71,371
Northwest Bancshares, Inc.(c)	18,174	217,361
Norwood Financial Corp.(c)	1,296	37,143
Oak Valley Bancorp	1,471	41,335
OceanFirst Financial Corp.(c)	10,535	198,585
Octave Specialty Group, Inc.(b)	8,354	75,102
OFG Bancorp	5,609	222,846
Ohio Valley Banc Corp.	778	30,171
Old National Bancorp	4,912	106,738
Old Second Bancorp, Inc.	9,481	178,717
Onity Group, Inc.(b)(c)	1,301	57,960
OP Bancorp(c)	3,257	43,807
Oportun Financial Corp.(b)(c)	21,661	111,987
OppFi, Inc.	12,105	119,839
Orange County Bancorp, Inc.	2,007	54,410
Orchid Island Capital, Inc.	16,702	120,755
Origin Bancorp, Inc.	4,745	172,671
Orrstown Financial Services, Inc.	2,797	100,021
Oscar Health, Inc., Class A(b)(c)	33,864	608,536
P10, Inc., Class A(c)	6,707	62,912
Pagseguro Digital Ltd., Class A (Brazil)	18,927	198,355
Palomar Holdings, Inc.(b)	691	85,829
Park National Corp.(c)	890	136,659
Parke Bancorp, Inc.	2,429	55,600
Pathward Financial, Inc.	3,659	263,082
Patria Investments Ltd., Class A (Cayman Islands)	7,228	108,926
Payoneer Global, Inc.(b)	22,322	129,021
Paysafe Ltd.(b)(c)	12,632	97,140
Paysign, Inc.(b)	6,109	31,828
PCB Bancorp	2,608	56,646
Peapack-Gladstone Financial Corp.	3,830	103,410
PennyMac Mortgage Investment Trust(c)	1,420	18,233
Peoples Bancorp of North Carolina, Inc.	1,001	32,783
Peoples Bancorp, Inc.(c)	6,428	190,462
Peoples Financial Services Corp.	1,391	67,867
Perella Weinberg Partners	12,612	230,295
Pioneer Bancorp, Inc.(b)	1,757	23,368
Piper Sandler Cos.	473	158,881
PJT Partners, Inc., Class A	1,180	198,252
Plumas Bancorp	1,102	47,838
Ponce Financial Group, Inc.(b)	2,890	46,067
PRA Group, Inc.(b)	7,187	116,429
Preferred Bank(c)	2,258	213,178
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Primis Financial Corp.	3,326	$37,351
Princeton Bancorp, Inc.	898	30,882
Priority Technology Holdings, Inc.(b)(c)	8,481	49,614
ProAssurance Corp.(b)(c)	7,210	173,617
PROG Holdings, Inc.	10,176	292,865
Provident Financial Services, Inc.(c)	14,944	286,626
QCR Holdings, Inc.	3,986	325,377
Radian Group, Inc.	2,027	72,060
RBB Bancorp	4,271	84,609
Ready Capital Corp.(c)	8,186	20,711
Red River Bancshares, Inc.	882	61,784
Redwood Trust, Inc.	2,789	15,367
Regional Management Corp.	3,149	119,788
Remitly Global, Inc.(b)(c)	4,278	57,946
Renasant Corp.(c)	3,964	140,484
Repay Holdings Corp., Class A(b)(c)	19,144	63,558
Republic Bancorp, Inc., Class A	1,259	86,884
Richmond Mutual BanCorp, Inc.	1,834	25,254
Riverview Bancorp, Inc.	3,863	20,358
Root, Inc., Class A(b)(c)	8,373	677,292
S&T Bancorp, Inc.	5,555	219,311
Safety Insurance Group, Inc.	2,265	172,185
SB Financial Group, Inc.	1,226	26,230
Seacoast Banking Corp. of Florida	6,814	215,050
Security National Financial Corp., Class A(b)	5,037	43,520
Selective Insurance Group, Inc.	1,804	141,722
Selectquote, Inc.(b)	98,634	143,019
ServisFirst Bancshares, Inc.(c)	1,833	130,381
Seven Hills Realty Trust	2,906	25,457
Seven Hills Realty Trust, Rts., expiring 12/04/2025(b)(c)	2,906	81
Sezzle, Inc.(b)(c)	3,870	238,972
Shore Bancshares, Inc.	6,627	115,774
Siebert Financial Corp.(b)(c)	2,971	9,537
Sierra Bancorp	3,015	93,646
Silvercrest Asset Management Group, Inc., Class A	1,848	25,502
Simmons First National Corp., Class A(c)	13,427	249,071
SiriusPoint Ltd. (Sweden)(b)	11,026	229,341
Skyward Specialty Insurance Group, Inc.(b)	2,921	143,012
SmartFinancial, Inc.	2,735	99,171
Sound Financial Bancorp, Inc.(c)	287	12,717
South Plains Financial, Inc.	2,460	92,963
Southern First Bancshares, Inc.(b)	1,586	80,505
Southern Missouri Bancorp, Inc.	1,895	106,670
Southside Bancshares, Inc.	5,394	158,206
Stellar Bancorp, Inc.	6,471	204,548
StepStone Group, Inc., Class A	1,213	76,613
Stewart Information Services Corp.(c)	3,958	303,302
Stock Yards Bancorp, Inc.(c)	1,998	132,208
StoneCo Ltd., Class A (Brazil)(b)(c)	3,455	58,217
StoneX Group, Inc.(b)(c)	2,899	262,678
Sunrise Realty Trust, Inc.(c)	1,242	12,482
Texas Capital Bancshares, Inc.(b)(c)	2,776	250,312
Third Coast Bancshares, Inc.(b)(c)	2,963	112,920
Timberland Bancorp, Inc.	1,468	50,206
Tiptree, Inc.	7,775	146,014
Tompkins Financial Corp.	2,419	167,177
Towne Bank	5,026	168,622
TPG RE Finance Trust, Inc.	15,441	140,359
TriCo Bancshares	4,068	195,671
Triumph Financial, Inc.(b)(c)	1,926	105,179
	Shares	Value
Financials-(continued)
Trupanion, Inc.(b)(c)	3,818	$134,737
TrustCo Bank Corp.	3,380	142,399
Trustmark Corp.	5,338	207,648
Two Harbors Investment Corp.(c)	24,470	248,126
UMB Financial Corp.	669	74,313
Union Bankshares, Inc.	754	17,440
United Bankshares, Inc.(c)	3,450	128,478
United Community Banks, Inc.(c)	6,384	195,095
United Fire Group, Inc.	6,808	248,832
United Security Bancshares	2,976	29,433
Unity Bancorp, Inc.	1,492	74,645
Universal Insurance Holdings, Inc.	7,775	257,586
Univest Financial Corp.(c)	5,248	166,886
Upstart Holdings, Inc.(b)(c)	7,255	326,185
USCB Financial Holdings, Inc., Class A	2,130	37,893
Valley National Bancorp	16,704	189,089
Velocity Financial, Inc.(b)	2,084	40,284
Victory Capital Holdings, Inc., Class A	1,469	92,385
Virginia National Bankshares Corp.(c)	858	34,835
Virtus Investment Partners, Inc.	820	130,864
WaFd, Inc.(c)	9,064	286,966
Walker & Dunlop, Inc.	2,102	135,873
Washington Trust Bancorp, Inc.(c)	2,778	78,895
Waterstone Financial, Inc.	3,886	60,855
WesBanco, Inc.	5,082	163,996
West Bancorporation, Inc.	3,217	71,482
Westamerica Bancorporation	3,502	168,026
Western New England Bancorp, Inc.	3,486	42,669
Westwood Holdings Group, Inc.	1,639	27,765
WisdomTree, Inc.(c)	12,030	132,811
World Acceptance Corp.(b)(c)	947	146,463
WSFS Financial Corp.	3,551	198,181
		48,132,323
Health Care-11.26%
10X Genomics, Inc., Class A(b)(c)	5,145	96,777
Acadia Pharmaceuticals, Inc.(b)(c)	5,638	141,176
Accuray, Inc.(b)	27,718	29,935
Acme United Corp.	881	32,597
AdaptHealth Corp.(b)(c)	26,867	259,535
Adaptive Biotechnologies Corp.(b)	6,739	132,489
Addus HomeCare Corp.(b)(c)	1,682	202,176
ADMA Biologics, Inc.(b)	5,555	106,545
agilon health, inc.(b)	80,523	52,429
Agios Pharmaceuticals, Inc.(b)	4,311	125,881
AirSculpt Technologies, Inc.(b)	3,134	11,063
Akebia Therapeutics, Inc.(b)(c)	51,314	81,076
Akero Therapeutics, Inc.(b)	4,613	250,763
Alignment Healthcare, Inc.(b)(c)	7,190	138,120
Alkermes PLC(b)	4,460	131,927
Alpha Teknova, Inc.(b)(c)	2,546	11,915
Alphatec Holdings, Inc.(b)(c)	5,786	130,474
Amicus Therapeutics, Inc.(b)	12,472	123,847
AMN Healthcare Services, Inc.(b)	9,996	166,433
Amneal Pharmaceuticals, Inc.(b)	16,903	211,626
Amphastar Pharmaceuticals, Inc.(b)(c)	6,305	174,648
Anavex Life Sciences Corp.(b)(c)	6,211	23,788
ANI Pharmaceuticals, Inc.(b)(c)	2,063	175,046
Apogee Therapeutics, Inc.(b)(c)	1,238	89,099
Aquestive Therapeutics, Inc.(b)(c)	6,319	39,115
Arbutus Biopharma Corp.(b)	4,942	21,794
Arcellx, Inc.(b)(c)	2,354	171,159
Arcutis Biotherapeutics, Inc.(b)(c)	6,304	193,218
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Ardelyx, Inc.(b)	21,284	$123,447
Ardent Health, Inc.(b)(c)	4,574	40,160
ArriVent Biopharma, Inc.(b)	807	18,513
ARS Pharmaceuticals, Inc.(b)(c)	6,278	59,892
Artivion, Inc.(b)(c)	3,308	154,351
Astrana Health, Inc.(b)(c)	7,927	182,638
AtriCure, Inc.(b)(c)	3,027	109,335
aTyr Pharma, Inc.(b)	3,353	2,617
Aurinia Pharmaceuticals, Inc. (Canada)(b)	16,311	262,933
Avadel Pharmaceuticals PLC(b)(c)	4,901	105,322
Aveanna Healthcare Holdings, Inc.(b)(c)	16,217	151,467
Avidity Biosciences, Inc.(b)	1,726	123,754
Axogen, Inc.(b)(c)	6,071	173,934
Axsome Therapeutics, Inc.(b)	723	109,535
Azenta, Inc.(b)(c)	2,114	75,174
Benitec Biopharma, Inc. (Australia)(b)(c)	1,695	21,967
BioCryst Pharmaceuticals, Inc.(b)(c)	9,632	69,158
BioLife Solutions, Inc.(b)(c)	3,482	92,273
biote Corp., Class A(b)(c)	8,793	23,785
Bioventus, Inc., Class A(b)	16,209	123,026
BridgeBio Pharma, Inc.(b)(c)	1,036	74,602
Bright Minds Biosciences, Inc. (Canada)(b)	2,619	183,330
BrightSpring Health Services, Inc.(b)	5,677	205,280
Brookdale Senior Living, Inc.(b)(c)	41,860	465,902
Butterfly Network, Inc.(b)(c)	14,513	44,990
Candel Therapeutics, Inc.(b)(c)	7,322	34,926
Capricor Therapeutics, Inc.(b)(c)	7,726	41,334
CareDx, Inc.(b)(c)	9,712	173,553
Castle Biosciences, Inc.(b)	7,030	280,848
Catalyst Pharmaceuticals, Inc.(b)(c)	6,658	155,864
Celldex Therapeutics, Inc.(b)(c)	1,288	34,802
Ceribell, Inc.(b)(c)	3,085	52,352
Cerus Corp.(b)	25,218	44,384
CG Oncology, Inc.(b)(c)	2,359	105,778
Claritev Corp.(b)(c)	430	23,250
ClearPoint Neuro, Inc.(b)(c)	2,450	35,427
Clover Health Investments Corp.(b)(c)	99,664	248,163
Coherus Oncology, Inc.(b)	39,290	53,434
Collegium Pharmaceutical, Inc.(b)(c)	7,859	366,858
Community Health Systems, Inc.(b)(c)	69,347	239,941
Concentra Group Holdings Parent, Inc.	9,792	201,324
CONMED Corp.	3,931	170,684
CorMedix, Inc.(b)(c)	10,006	98,159
CorVel Corp.(b)(c)	348	25,467
Corvus Pharmaceuticals, Inc.(b)(c)	4,268	39,138
Crinetics Pharmaceuticals, Inc.(b)(c)	1,359	61,916
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,072	57,320
Cross Country Healthcare, Inc.(b)(c)	12,613	129,409
Cytek Biosciences, Inc.(b)(c)	18,200	102,830
Cytokinetics, Inc.(b)(c)	1,521	103,626
Day One Biopharmaceuticals, Inc.(b)	1,985	18,838
Delcath Systems, Inc.(b)(c)	2,791	27,073
Denali Therapeutics, Inc.(b)(c)	1,078	20,989
Dianthus Therapeutics, Inc.(b)(c)	721	31,710
Disc Medicine, Inc.(b)(c)	2,219	207,166
DocGo, Inc.(b)(c)	29,506	30,391
Dynavax Technologies Corp.(b)(c)	12,448	141,534
Edgewise Therapeutics, Inc.(b)(c)	3,054	79,526
Electromed, Inc.(b)(c)	1,034	27,680
Embecta Corp.(c)	19,819	252,791
Emergent BioSolutions, Inc.(b)(c)	20,361	227,432
Enhabit, Inc.(b)	8,106	72,468
	Shares	Value
Health Care-(continued)
Enliven Therapeutics, Inc.(b)(c)	1,470	$31,752
Enovis Corp.(b)(c)	874	26,456
Ensign Group, Inc. (The)(c)	408	75,700
Entrada Therapeutics, Inc.(b)(c)	7,247	74,427
Esperion Therapeutics, Inc.(b)(c)	12,108	48,553
Eton Pharmaceuticals, Inc.(b)(c)	5,634	90,989
Evolent Health, Inc., Class A(b)(c)	22,558	94,744
Evolus, Inc.(b)	5,287	37,855
Fennec Pharmaceuticals, Inc. (Canada)(b)	3,883	31,802
Fortrea Holdings, Inc.(b)	25,616	325,579
Fulcrum Therapeutics, Inc.(b)(c)	19,893	217,629
Fulgent Genetics, Inc.(b)(c)	2,556	75,606
GeneDx Holdings Corp.(b)	3,678	614,042
Glaukos Corp.(b)	771	81,950
Gossamer Bio., Inc.(b)(c)	12,616	42,137
Guardant Health, Inc.(b)	1,325	143,657
Guardian Pharmacy Services, Inc., Class A(b)(c)	1,658	48,546
Gyre Therapeutics, Inc.(b)(c)	7,902	61,241
Haemonetics Corp.(b)(c)	2,094	170,347
Harmony Biosciences Holdings, Inc.(b)	4,759	167,945
Harrow, Inc.(b)(c)	3,282	137,122
Health Catalyst, Inc.(b)	5,577	16,675
HealthEquity, Inc.(b)(c)	418	43,965
HealthStream, Inc.	2,849	71,652
Heron Therapeutics, Inc.(b)	16,902	19,606
Hims & Hers Health, Inc.(b)(c)	592	23,538
ICU Medical, Inc.(b)(c)	1,063	157,792
Ideaya Biosciences, Inc.(b)	840	29,921
ImmunityBio, Inc.(b)(c)	10,066	23,756
Indivior PLC (United Kingdom)(b)	10,705	359,688
Inhibrx Biosciences, Inc.(b)(c)	925	77,811
Innovage Holding Corp.(b)	3,504	18,501
Innoviva, Inc.(b)(c)	8,583	186,509
Inogen, Inc.(b)	3,600	25,488
Integer Holdings Corp.(b)	1,032	74,490
Integra LifeSciences Holdings Corp.(b)	12,388	162,531
iRadimed Corp.	901	83,991
iRhythm Technologies, Inc.(b)	852	160,185
Ironwood Pharmaceuticals, Inc.(b)	45,885	160,598
Janux Therapeutics, Inc.(b)(c)	8,880	302,719
Joint Corp. (The)(b)(c)	1,570	13,219
Journey Medical Corp.(b)(c)	2,385	19,247
KORU Medical Systems, Inc.(b)	4,372	25,882
Krystal Biotech, Inc.(b)(c)	777	169,386
Kura Oncology, Inc.(b)(c)	4,100	49,774
Kymera Therapeutics, Inc.(b)(c)	2,162	146,757
Lantheus Holdings, Inc.(b)	1,918	112,913
LeMaitre Vascular, Inc.(c)	1,371	113,724
LENZ Therapeutics, Inc.(b)(c)	1,275	38,913
Lifecore Biomedical, Inc.(b)(c)	5,019	39,650
LifeMD, Inc.(b)(c)	11,801	45,198
LifeStance Health Group, Inc.(b)(c)	9,943	64,630
Ligand Pharmaceuticals, Inc.(b)	1,227	249,302
Liquidia Corp.(b)(c)	3,927	128,138
LivaNova PLC(b)	3,968	253,198
Madrigal Pharmaceuticals, Inc.(b)	937	559,370
MannKind Corp.(b)	35,873	191,921
MaxCyte, Inc.(b)(c)	9,578	16,857
Maze Therapeutics, Inc.(b)(c)	1,795	67,761
MediWound Ltd. (Israel)(b)	759	13,601
Merit Medical Systems, Inc.(b)(c)	876	75,853
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Mesa Laboratories, Inc.	803	$64,401
Metsera, Inc.(b)(c)(g)	483	0
MiMedx Group, Inc.(b)	20,068	138,068
Mind Medicine (MindMed), Inc.(b)	4,343	54,939
Mirum Pharmaceuticals, Inc.(b)(c)	2,082	152,090
Monopar Therapeutics, Inc.(b)	632	54,466
Monte Rosa Therapeutics, Inc.(b)(c)	7,177	116,052
Myomo, Inc.(b)	7,190	6,399
Myriad Genetics, Inc.(b)	6,137	46,825
Nano-X Imaging Ltd. (Israel)(b)(c)	5,201	23,300
National HealthCare Corp.(c)	1,519	207,025
National Research Corp.(c)	2,113	35,900
Neogen Corp.(b)(c)	19,178	114,684
NeoGenomics, Inc.(b)(c)	11,846	143,337
Neuronetics, Inc.(b)	3,390	5,051
NeuroPace, Inc.(b)(c)	2,997	49,031
Niagen Bioscience, Inc.(b)(c)	8,266	55,961
Novavax, Inc.(b)(c)	30,699	216,428
Novocure Ltd.(b)(c)	5,094	65,254
Nutex Health, Inc.(b)	2,778	319,776
Nuvalent, Inc., Class A(b)	671	73,374
Ocular Therapeutix, Inc.(b)(c)	8,014	97,370
Omnicell, Inc.(b)	7,040	257,030
Oncology Institute, Inc. (The)(b)(c)	13,301	41,765
OPKO Health, Inc.(b)(c)	17,397	23,660
OptimizeRx Corp.(b)(c)	1,953	29,822
Option Care Health, Inc.(b)(c)	4,138	128,692
OraSure Technologies, Inc.(b)	13,222	31,468
Organogenesis Holdings, Inc.(b)(c)	22,406	116,063
Orthofix Medical, Inc.(b)	4,529	72,872
OrthoPediatrics Corp.(b)(c)	1,079	19,951
Owens & Minor, Inc.(b)(c)	24,481	66,588
Pacira BioSciences, Inc.(b)(c)	5,526	130,248
PACS Group, Inc.(b)(c)	9,062	302,761
Palvella Therapeutics, Inc.(b)(c)	997	102,482
Pediatrix Medical Group, Inc.(b)	18,164	437,571
Pennant Group, Inc. (The)(b)	5,344	148,029
Personalis, Inc.(b)(c)	5,490	58,908
Phibro Animal Health Corp., Class A	4,314	180,670
Phreesia, Inc.(b)(c)	4,517	92,553
Praxis Precision Medicines, Inc.(b)(c)	305	59,920
Prestige Consumer Healthcare, Inc.(b)	1,477	87,955
Privia Health Group, Inc.(b)	7,526	183,409
PROCEPT BioRobotics Corp.(b)(c)	2,341	74,163
Pro-Dex, Inc.(b)(c)	373	13,592
Progyny, Inc.(b)	7,269	191,684
Protagonist Therapeutics, Inc.(b)	5,385	484,650
Protalix BioTherapeutics, Inc.(b)(c)	15,471	27,538
PTC Therapeutics, Inc.(b)(c)	1,279	109,981
Pulse Biosciences, Inc.(b)(c)	2,079	28,462
Puma Biotechnology, Inc.(b)	20,747	104,772
QuidelOrtho Corp.(b)(c)	391	10,694
RadNet, Inc.(b)	1,980	163,924
Recursion Pharmaceuticals, Inc., Class A(b)(c)	2,949	13,654
Rhythm Pharmaceuticals, Inc.(b)	1,693	184,689
Rigel Pharmaceuticals, Inc.(b)(c)	7,384	372,818
RxSight, Inc.(b)(c)	5,078	57,991
SANUWAVE Health, Inc.(b)	4,357	147,789
Scholar Rock Holding Corp.(b)(c)	17,770	782,946
Schrodinger, Inc.(b)(c)	1,487	26,112
Select Medical Holdings Corp.	19,552	302,860
Semler Scientific, Inc.(b)(c)	2,808	60,990
	Shares	Value
Health Care-(continued)
SI-BONE, Inc.(b)(c)	3,465	$67,429
SIGA Technologies, Inc.(c)	9,993	60,558
Simulations Plus, Inc.(b)	1,534	26,078
Soleno Therapeutics, Inc.(b)	2,795	141,008
Sonida Senior Living, Inc.(b)(c)	1,181	38,264
Spyre Therapeutics, Inc.(b)(c)	1,968	59,040
STAAR Surgical Co., (Acquired 06/27/2025 - 11/06/2025; Cost $106,258)(b)(c)(d)	4,328	114,865
Stoke Therapeutics, Inc.(b)(c)	1,068	33,012
Strata Critical Medical, Inc.(b)(c)	7,670	33,288
Supernus Pharmaceuticals, Inc.(b)(c)	5,639	257,082
Surgery Partners, Inc.(b)(c)	5,369	91,649
Tactile Systems Technology, Inc.(b)	6,857	176,293
Talkspace, Inc.(b)(c)	17,892	60,475
Tandem Diabetes Care, Inc.(b)(c)	5,131	107,802
Tarsus Pharmaceuticals, Inc.(b)	2,551	203,978
Taysha Gene Therapies, Inc.(b)(c)	26,749	126,790
Tectonic Therapeutic, Inc.(b)(c)	1,017	21,804
Teladoc Health, Inc.(b)(c)	11,002	83,505
Tevogen Bio Holdings, Inc.(b)	16,712	7,373
TG Therapeutics, Inc.(b)(c)	3,914	130,180
Theravance Biopharma, Inc.(b)(c)	1,905	38,672
TransMedics Group, Inc.(b)(c)	905	132,411
Treace Medical Concepts, Inc.(b)	2,535	7,554
Trevi Therapeutics, Inc.(b)(c)	28,642	377,788
TruBridge, Inc.(b)(c)	1,907	41,878
Twist Bioscience Corp.(b)(c)	1,801	57,650
U.S. Physical Therapy, Inc.(c)	1,954	144,303
UFP Technologies, Inc.(b)(c)	615	139,414
Utah Medical Products, Inc.	453	25,527
Vanda Pharmaceuticals, Inc.(b)	7,242	38,817
Varex Imaging Corp.(b)	10,005	115,758
Vaxcyte, Inc.(b)(c)	854	42,367
Vera Therapeutics, Inc.(b)	4,255	143,606
Veracyte, Inc.(b)(c)	5,763	272,820
Vericel Corp.(b)(c)	2,852	114,793
Viemed Healthcare, Inc.(b)	7,941	54,872
Viridian Therapeutics, Inc.(b)	1,203	38,448
WaVe Life Sciences Ltd.(b)(c)	4,915	38,140
Waystar Holding Corp.(b)	895	33,034
Xenon Pharmaceuticals, Inc. (Canada)(b)	1,539	68,824
Xeris Biopharma Holdings, Inc.(b)(c)	13,376	96,040
XOMA Royalty Corp.(b)	637	20,467
Zevra Therapeutics, Inc.(b)(c)	1,521	12,822
Zymeworks, Inc.(b)(c)	1,684	44,980
		29,046,125
Industrials-15.58%
AAR Corp.(b)	3,398	282,748
ABM Industries, Inc.	5,414	232,802
ACCO Brands Corp.	28,734	98,845
ACV Auctions, Inc., Class A(b)(c)	6,313	49,557
AeroVironment, Inc.(b)	458	127,993
AerSale Corp.(b)	6,900	44,643
Airjoule Technologies Corp.(b)	5,482	17,871
Alamo Group, Inc.	846	135,673
Albany International Corp., Class A(c)	2,742	130,739
Alight, Inc., Class A	23,215	53,627
Allegiant Travel Co.(b)(c)	3,865	293,740
Allient, Inc.(c)	3,405	183,393
Alta Equipment Group, Inc.(c)	6,730	32,842
Ameresco, Inc., Class A(b)(c)	11,264	390,973
American Superconductor Corp.(b)(c)	4,806	149,419
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
American Woodmark Corp.(b)	3,902	$215,117
Amprius Technologies, Inc.(b)	7,573	85,726
Apogee Enterprises, Inc.	5,926	215,766
ArcBest Corp.(c)	4,961	318,347
Archer Aviation, Inc., Class A(b)(c)	11,537	89,873
Arcosa, Inc.	2,024	215,637
Argan, Inc.(c)	755	298,376
Array Technologies, Inc.(b)	18,937	142,217
Astec Industries, Inc.(c)	4,494	198,904
Astronics Corp.(b)(c)	4,249	231,868
Asure Software, Inc.(b)(c)	2,992	23,936
Atkore, Inc.	4,876	326,448
Atmus Filtration Technologies, Inc.	5,177	262,008
AZZ, Inc.	2,131	224,650
Barrett Business Services, Inc.(c)	3,577	125,517
BlackSky Technology, Inc.(b)(c)	2,426	42,989
Bloom Energy Corp., Class A(b)(c)	9,497	1,037,452
Blue Bird Corp.(b)	6,547	341,884
BlueLinx Holdings, Inc.(b)(c)	3,236	201,894
Boise Cascade Co.	3,195	243,587
Bowman Consulting Group Ltd.(b)	2,721	98,446
BrightView Holdings, Inc.(b)	11,970	151,061
Brink’s Co. (The)	2,799	314,412
Brookfield Business Corp., Class A (Canada)	2,178	75,925
Byrna Technologies, Inc.(b)(c)	2,857	52,140
Cadre Holdings, Inc.(c)	3,398	145,027
Casella Waste Systems, Inc., Class A(b)	461	44,436
CBIZ, Inc.(b)(c)	2,203	107,286
CECO Environmental Corp.(b)(c)	4,156	216,735
Centuri Holdings, Inc.(b)	2,307	51,884
Chart Industries, Inc.(b)	695	141,745
Cimpress PLC (Ireland)(b)(c)	3,697	254,538
Columbus McKinnon Corp.	7,138	117,349
Concrete Pumping Holdings, Inc.	7,013	44,112
Conduent, Inc.(b)	53,898	104,562
Construction Partners, Inc., Class A(b)(c)	1,091	118,919
CoreCivic, Inc.(b)(c)	11,733	211,781
Costamare, Inc. (Monaco)	11,413	174,277
Covenant Logistics Group, Inc., Class A	4,999	99,680
CRA International, Inc.(c)	692	122,027
CSG Systems International, Inc.(c)	3,020	237,885
CSW Industrials, Inc.	274	74,492
Custom Truck One Source, Inc.(b)(c)	15,473	98,872
Deluxe Corp.(c)	13,690	278,181
Distribution Solutions Group, Inc.(b)(c)	1,505	41,779
DNOW, Inc.(b)(c)	46,303	646,390
Douglas Dynamics, Inc.	4,805	155,250
Ducommun, Inc.(b)(c)	1,901	174,303
DXP Enterprises, Inc.(b)(c)	2,954	277,646
Dycom Industries, Inc.(b)	439	158,712
Eastern Co. (The)	1,741	33,950
Energy Recovery, Inc.(b)	5,931	85,703
Enerpac Tool Group Corp.(c)	3,274	123,986
EnerSys	2,867	410,296
Ennis, Inc.(c)	5,145	89,729
Enovix Corp.(b)(c)	5,731	44,644
Enpro, Inc.	679	151,315
Enviri Corp.(b)(c)	22,013	403,718
ESCO Technologies, Inc.	569	121,146
EVE Holding, Inc.(b)(c)	2,087	8,223
EVI Industries, Inc.(c)	1,508	30,824
Exponent, Inc.	1,210	87,483
	Shares	Value
Industrials-(continued)
Federal Signal Corp.	926	$105,564
First Advantage Corp.(b)(c)	3,239	44,957
Fluence Energy, Inc.(b)	31,580	620,231
Fluor Corp.(b)(c)	4,567	196,061
Forrester Research, Inc.(b)	2,310	16,609
Forward Air Corp.(b)(c)	1,648	37,855
Franklin Covey Co.(b)(c)	2,605	40,951
Franklin Electric Co., Inc.	1,327	126,264
Frontier Group Holdings, Inc., Class H(b)(c)	31,747	144,766
GATX Corp.	719	114,990
Genco Shipping & Trading Ltd.(c)	9,690	183,335
Gencor Industries, Inc.(b)	1,588	21,295
GEO Group, Inc. (The)(b)(c)	6,060	95,506
Gibraltar Industries, Inc.(b)	3,772	188,449
Global Industrial Co.	2,497	71,514
Gorman-Rupp Co. (The)	3,184	148,024
Graham Corp.(b)(c)	1,620	93,150
Granite Construction, Inc.(c)	2,307	248,072
Great Lakes Dredge & Dock Corp.(b)	15,483	197,718
Greenbrier Cos., Inc. (The)(c)	7,981	354,995
Griffon Corp.	2,707	203,025
Healthcare Services Group, Inc.(b)(c)	14,736	276,742
Heartland Express, Inc.(c)	10,745	84,456
Heidrick & Struggles International, Inc.	4,378	257,733
Helios Technologies, Inc.	5,293	285,769
Herc Holdings, Inc.(c)	2,236	300,228
Hertz Global Holdings, Inc.(b)(c)	33,400	175,016
Hillenbrand, Inc.	10,099	321,552
Hillman Solutions Corp.(b)(c)	29,829	261,004
Himalaya Shipping Ltd. (Bermuda)(b)	6,835	61,447
HNI Corp.(c)	5,212	216,402
Hub Group, Inc., Class A	7,921	305,513
Hudson Technologies, Inc.(b)	13,207	89,808
Huron Consulting Group, Inc.(b)	1,391	228,973
Hyster-Yale, Inc.	3,469	100,879
IBEX Holdings Ltd.(b)	2,992	105,288
ICF International, Inc.	2,540	198,222
IES Holdings, Inc.(b)(c)	233	97,527
Innodata, Inc.(b)(c)	7,218	414,818
Insperity, Inc.	4,982	176,213
Insteel Industries, Inc.	3,474	106,235
Interface, Inc.	12,265	342,316
Intuitive Machines, Inc.(b)(c)	30,344	288,268
Janus International Group, Inc.(b)(c)	23,580	146,432
JBT Marel Corp.(c)	683	95,982
JELD-WEN Holding, Inc.(b)	21,918	58,521
JetBlue Airways Corp.(b)(c)	55,406	253,205
Joby Aviation, Inc.(b)(c)	5,196	74,978
Kadant, Inc.(c)	391	108,745
Karat Packaging, Inc.	1,176	25,919
Kelly Services, Inc., Class A	10,386	89,735
Kennametal, Inc.	12,442	344,395
Kforce, Inc.	4,097	120,452
Korn Ferry(c)	2,600	171,002
Kratos Defense & Security Solutions, Inc.(b)	2,178	165,746
KULR Technology Group, Inc.(b)(c)	27,174	88,044
LB Foster Co., Class A(b)(c)	3,381	91,219
Legalzoom.com, Inc.(b)	11,682	108,993
Limbach Holdings, Inc.(b)(c)	1,171	82,848
Lindsay Corp.	1,132	130,101
Liquidity Services, Inc.(b)(c)	4,637	139,295
LSI Industries, Inc.	6,406	117,166
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Luxfer Holdings PLC (United Kingdom)	7,293	$91,163
Manitowoc Co., Inc. (The)(b)(c)	13,942	157,266
Marten Transport Ltd.	9,216	94,464
MasterBrand, Inc.(b)(c)	31,580	350,222
Matrix Service Co.(b)	9,967	116,514
Matson, Inc.(c)	2,215	241,391
Maximus, Inc.(c)	2,774	238,814
Mayville Engineering Co., Inc.(b)(c)	4,540	77,135
McGrath RentCorp	1,774	182,864
Mercury Systems, Inc.(b)	2,026	141,597
Microvast Holdings, Inc.(b)(c)	51,089	179,833
Miller Industries, Inc.	2,916	112,966
MillerKnoll, Inc.	17,213	272,482
Mistras Group, Inc.(b)(c)	5,990	71,820
Modine Manufacturing Co.(b)	1,615	261,840
Montrose Environmental Group, Inc.(b)	4,188	107,422
Moog, Inc., Class A	625	143,550
Mueller Water Products, Inc., Class A	5,571	135,041
MYR Group, Inc.(b)	1,461	327,732
NANO Nuclear Energy, Inc.(b)(c)	12,470	407,769
National Presto Industries, Inc.(c)	534	50,116
Nextracker, Inc., Class A(b)(c)	1,334	122,221
NL Industries, Inc.	2,069	11,690
NPK International, Inc.(b)	14,935	183,850
NuScale Power Corp.(b)(c)	3,101	62,020
NWPX Infrastructure, Inc.(b)	2,574	150,888
Omega Flex, Inc.	474	12,845
OPENLANE, Inc.(b)	9,659	245,725
Orion Group Holdings, Inc.(b)(c)	11,814	118,140
Palladyne AI Corp.(b)(c)	1,853	10,562
PAMT Corp.(b)	2,091	18,777
Pangaea Logistics Solutions Ltd.	9,874	69,315
Park Aerospace Corp.(c)	1,887	36,589
Park-Ohio Holdings Corp.	3,601	77,097
Perma-Fix Environmental Services, Inc.(b)(c)	1,967	24,135
Pitney Bowes, Inc.(c)	38,905	383,603
Planet Labs PBC(b)	13,345	158,805
Powell Industries, Inc.(c)	1,038	335,502
Power Solutions International, Inc.(b)(c)	3,219	174,084
Preformed Line Products Co.(c)	469	96,262
Primoris Services Corp.(c)	3,600	455,616
Proficient Auto Logistics, Inc.(b)	7,205	58,793
Proto Labs, Inc.(b)	4,119	209,328
Quad/Graphics, Inc.	12,315	70,688
Quanex Building Products Corp.(c)	16,174	209,615
Radiant Logistics, Inc.(b)(c)	11,936	74,481
RCM Technologies, Inc.(b)(c)	1,988	38,925
Redwire Corp.(b)(c)	2,222	12,243
Resideo Technologies, Inc.(b)	17,776	586,430
Resolute Holdings Management, Inc.(b)(c)	394	69,990
Resources Connection, Inc.	9,201	44,487
REV Group, Inc.	7,330	390,469
Richtech Robotics, Inc., Class B(b)(c)	66,206	235,031
Rush Enterprises, Inc., Class A(c)	4,405	229,324
Rush Enterprises, Inc., Class B(c)	632	33,730
RXO, Inc.(b)(c)	20,196	266,991
Safe Bulkers, Inc. (Monaco)	18,610	98,447
Satellogic, Inc., Class A(b)(c)	27,795	45,862
Shoals Technologies Group, Inc., Class A(b)(c)	40,475	339,585
Skillsoft Corp.(b)(c)	855	8,541
Sky Harbour Group Corp.(b)(c)	1,677	15,495
SkyWest, Inc.(b)	2,385	242,125
	Shares	Value
Industrials-(continued)
SPX Technologies, Inc.(b)	434	$93,327
Standex International Corp.(c)	981	240,502
Steelcase, Inc., Class A	21,569	351,359
Sterling Infrastructure, Inc.(b)	655	225,523
Sun Country Airlines Holdings, Inc.(b)(c)	17,500	239,750
Tecnoglass, Inc.(c)	840	41,815
Tennant Co.	2,430	177,706
Terex Corp.	8,678	401,010
Thermon Group Holdings, Inc.(b)(c)	5,283	185,433
TIC Solutions, Inc. (Virgin Islands (British))(b)(c)	19,651	191,008
Titan International, Inc.(b)(c)	23,469	189,864
Titan Machinery, Inc.(b)(c)	8,042	148,938
Transcat, Inc.(b)(c)	1,052	59,480
TriNet Group, Inc.(c)	1,376	80,634
Trinity Industries, Inc.	12,676	336,168
TrueBlue, Inc.(b)(c)	3,532	17,307
Tutor Perini Corp.(b)	8,798	603,103
UFP Industries, Inc.	1,404	130,558
UniFirst Corp.	988	170,479
Universal Logistics Holdings, Inc.	2,380	35,748
Upwork, Inc.(b)(c)	16,233	320,439
V2X, Inc.(b)	3,835	210,350
Verra Mobility Corp., Class A(b)	4,444	96,968
Vestis Corp.(c)	35,736	231,569
Vicor Corp.(b)(c)	2,168	193,711
Virco Mfg. Corp.(c)	3,949	27,801
VSE Corp.(c)	1,109	199,831
Wabash National Corp.(c)	11,579	97,727
Watts Water Technologies, Inc., Class A	319	88,006
Werner Enterprises, Inc.(c)	10,344	264,393
Willdan Group, Inc.(b)	2,860	288,574
Willis Lease Finance Corp.(c)	1,043	127,987
Worthington Enterprises, Inc.	2,307	126,562
Xometry, Inc., Class A(b)(c)	4,934	288,491
Zurn Elkay Water Solutions Corp.	1,933	92,204
		40,173,080
Information Technology-14.32%
8x8, Inc.(b)	54,398	105,532
A10 Networks, Inc.(c)	7,978	137,381
ACI Worldwide, Inc.(b)	2,689	126,007
ACM Research, Inc., Class A(b)(c)	11,821	394,940
Adeia, Inc.	16,408	202,967
ADTRAN Holdings, Inc.(b)(c)	2,126	16,859
Advanced Energy Industries, Inc.	1,000	211,190
Aehr Test Systems(b)(c)	20,168	463,259
Aeluma, Inc.(b)	832	11,665
Aeva Technologies, Inc.(b)(c)	1,083	12,075
Agilysys, Inc.(b)	941	115,705
Alarm.com Holdings, Inc.(b)	2,602	135,200
Alkami Technology, Inc.(b)(c)	2,201	46,925
Alpha & Omega Semiconductor Ltd.(b)	4,588	93,045
Ambarella, Inc.(b)	1,850	137,233
Amplitude, Inc., Class A(b)(c)	6,983	71,785
Appian Corp., Class A(b)	3,160	127,664
Applied Digital Corp.(b)(c)	57,447	1,556,814
Applied Optoelectronics, Inc.(b)(c)	3,605	96,542
Arlo Technologies, Inc.(b)(c)	9,126	132,327
Arteris, Inc.(b)	2,592	37,169
Asana, Inc., Class A(b)	4,370	56,286
ASGN, Inc.(b)	5,163	232,387
Atomera, Inc.(b)(c)	5,852	14,513
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
AudioEye, Inc.(b)	1,500	$18,540
AvePoint, Inc.(b)	3,586	46,618
Aviat Networks, Inc.(b)	3,399	75,152
Axcelis Technologies, Inc.(b)(c)	3,434	284,232
Backblaze, Inc., Class A(b)	5,546	26,288
Badger Meter, Inc.	191	34,101
Bel Fuse, Inc., Class A	391	51,432
Bel Fuse, Inc., Class B(c)	2,695	415,111
Belden, Inc.	1,575	178,605
Benchmark Electronics, Inc.	7,315	328,663
BigBear.ai Holdings, Inc.(b)(c)	64,444	408,575
Bit Digital, Inc.(b)	138,083	328,638
BK Technologies Corp.(b)(c)	679	43,449
Blackbaud, Inc.(b)(c)	1,290	72,730
BlackLine, Inc.(b)(c)	1,884	107,369
Blend Labs, Inc., Class A(b)(c)	25,882	81,787
Box, Inc., Class A(b)(c)	2,508	74,086
Braze, Inc., Class A(b)	2,276	65,321
C3.ai, Inc., Class A(b)(c)	3,508	50,691
Calix, Inc.(b)	2,830	156,414
CEVA, Inc.(b)	2,235	48,254
Chaince Digital Holdings, Inc. (China)(b)(c)	18,289	176,306
Cipher Mining, Inc.(b)(c)	96,216	1,957,996
CleanSpark, Inc.(b)(c)	43,166	651,807
Clear Secure, Inc., Class A	9,414	334,197
Clearfield, Inc.(b)(c)	1,468	43,100
Clearwater Analytics Holdings, Inc., Class A(b)(c)	2,975	65,628
Climb Global Solutions, Inc.(c)	819	82,768
Cohu, Inc.(b)(c)	3,411	82,956
Commerce.com, Inc., Series 1(b)(c)	13,828	63,471
CommScope Holding Co., Inc.(b)	98,813	1,950,569
Commvault Systems, Inc.(b)	240	29,640
CompoSecure, Inc., Class A(b)(c)	5,744	114,133
Consensus Cloud Solutions, Inc.(b)(c)	8,009	174,917
Core Scientific, Inc.(b)(c)	2,839	47,951
Corsair Gaming, Inc.(b)(c)	6,912	45,066
CPI Card Group, Inc.(b)(c)	2,887	39,003
Credo Technology Group Holding Ltd.(b)	758	134,621
Crexendo, Inc.(b)	2,405	16,787
CSP, Inc.(c)	934	10,704
CTS Corp.	3,510	148,578
Daily Journal Corp.(b)(c)	188	86,177
Daktronics, Inc.(b)(c)	9,062	171,544
Diebold Nixdorf, Inc.(b)(c)	4,270	275,500
Digi International, Inc.(b)(c)	4,346	181,793
Digital Turbine, Inc.(b)(c)	3,881	18,590
DigitalOcean Holdings, Inc.(b)	5,818	259,017
Diodes, Inc.(b)	3,512	162,290
Domo, Inc., Class B(b)(c)	3,334	38,141
D-Wave Quantum, Inc. (Canada)(b)(c)	44,022	997,979
Eastman Kodak Co.(b)(c)	117,164	895,133
eGain Corp.(b)(c)	3,329	34,688
ePlus, Inc.	3,706	332,058
Evolv Technologies Holdings, Inc.(b)	10,735	68,597
Expensify, Inc., Class A(b)	16,159	25,046
Extreme Networks, Inc.(b)	8,989	157,307
Fabrinet (Thailand)(b)	237	108,880
Fastly, Inc., Class A(b)(c)	11,649	135,827
Five9, Inc.(b)(c)	6,324	123,887
FormFactor, Inc.(b)	4,358	239,777
Frequency Electronics, Inc.(b)(c)	962	27,552
	Shares	Value
Information Technology-(continued)
Freshworks, Inc., Class A(b)(c)	5,757	$69,890
Grid Dynamics Holdings, Inc.(b)	7,863	68,880
Hackett Group, Inc. (The)(c)	3,747	69,207
Harmonic, Inc.(b)	15,110	144,452
Hut 8 Corp. (Canada)(b)	41,870	1,884,150
i3 Verticals, Inc., Class A(b)(c)	2,009	47,553
Ichor Holdings Ltd.(b)	6,726	112,997
Immersion Corp.(c)	5,679	40,378
Impinj, Inc.(b)(c)	1,210	207,963
Information Services Group, Inc.	8,102	43,589
Inseego Corp.(b)(c)	8,302	90,741
Insight Enterprises, Inc.(b)	1,630	141,109
Intapp, Inc.(b)	1,124	48,546
InterDigital, Inc.(c)	430	153,832
IonQ, Inc.(b)(c)	1,276	62,907
Itron, Inc.(b)	956	94,682
Jamf Holding Corp.(b)	4,889	63,215
Kaltura, Inc.(b)	10,783	15,851
Kimball Electronics, Inc.(b)	8,018	231,720
Knowles Corp.(b)	4,654	104,622
Kopin Corp.(b)(c)	9,772	23,844
Kulicke & Soffa Industries, Inc. (Singapore)	2,833	127,797
Life360, Inc.(b)(c)	408	32,481
LiveRamp Holdings, Inc.(b)	4,292	123,824
MARA Holdings, Inc.(b)(c)	22,391	264,438
MaxLinear, Inc.(b)	2,323	36,169
Methode Electronics, Inc.	8,853	67,106
Mirion Technologies, Inc.(b)	4,738	123,283
Mitek Systems, Inc.(b)(c)	6,489	57,493
M-tron Industries, Inc.(b)(c)	560	28,935
N-able, Inc.(b)	6,089	43,841
Napco Security Technologies, Inc.(c)	3,325	134,330
Navitas Semiconductor Corp.(b)(c)	23,371	204,263
NCR Voyix Corp.(b)(c)	34,830	352,131
Neonode, Inc.(b)	4,901	10,929
NETGEAR, Inc.(b)(c)	6,301	166,661
NetScout Systems, Inc.(b)	3,667	98,569
NextNav, Inc.(b)(c)	8,515	120,998
nLight, Inc.(b)	3,649	128,554
Novanta, Inc.(b)	742	84,336
NVE Corp.(c)	560	35,806
ON24, Inc.(b)(c)	2,511	14,212
OneSpan, Inc.(c)	7,254	88,499
Ooma, Inc.(b)(c)	3,974	44,668
OSI Systems, Inc.(b)(c)	527	142,738
Ouster, Inc.(b)(c)	3,416	78,431
Pagaya Technologies Ltd., Class A(b)	9,657	240,942
PagerDuty, Inc.(b)	8,520	102,240
PAR Technology Corp.(b)(c)	2,485	85,757
PC Connection, Inc.	1,874	108,767
PDF Solutions, Inc.(b)(c)	2,758	74,742
Penguin Solutions, Inc.(b)(c)	11,106	224,674
Photronics, Inc.(b)(c)	14,405	330,019
Plexus Corp.(b)	1,642	234,724
Porch Group, Inc.(b)	33,821	327,725
Power Integrations, Inc.	1,980	66,528
Powerfleet, Inc.(b)(c)	8,084	40,177
Progress Software Corp.(b)(c)	2,765	114,499
PROS Holdings, Inc.(b)(c)	4,253	98,840
Q2 Holdings, Inc.(b)	876	63,186
Qualys, Inc.(b)(c)	637	89,721
Quantum Computing, Inc.(b)(c)	34,325	401,602
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Rackspace Technology, Inc.(b)	20,340	$21,560
Rambus, Inc.(b)	1,413	135,040
Rapid7, Inc.(b)(c)	7,923	124,233
Red Cat Holdings, Inc.(b)(c)	37,554	278,651
Red Violet, Inc.	1,257	68,117
ReposiTrak, Inc.	1,212	16,338
Ribbon Communications, Inc.(b)(c)	19,827	56,705
Richardson Electronics Ltd.(c)	3,017	31,558
Rigetti Computing, Inc.(b)(c)	36,775	940,337
Rimini Street, Inc.(b)	5,248	19,995
Riot Platforms, Inc.(b)(c)	31,772	512,482
Rogers Corp.(b)	2,247	188,321
Sanmina Corp.(b)	2,609	407,434
Sapiens International Corp. N.V. (Israel)	2,652	114,752
ScanSource, Inc.(b)	5,957	244,952
SEMrush Holdings, Inc., Class A(b)(c)	4,127	48,822
Semtech Corp.(b)	4,438	329,122
Silicon Laboratories, Inc.(b)	558	71,190
SiTime Corp.(b)	383	114,019
SkyWater Technology, Inc.(b)(c)	9,149	140,803
SoundHound AI, Inc., Class A(b)(c)	72,836	877,674
SoundThinking, Inc.(b)	1,591	9,896
Sprinklr, Inc., Class A(b)	12,686	91,720
Sprout Social, Inc., Class A(b)(c)	4,153	41,405
SPS Commerce, Inc.(b)(c)	483	40,244
Synaptics, Inc.(b)(c)	3,249	222,589
Synchronoss Technologies, Inc.(b)(c)	5,699	27,640
Tenable Holdings, Inc.(b)(c)	3,194	84,705
Terawulf, Inc.(b)(c)	53,085	823,348
TSS, Inc.(b)(c)	5,941	57,212
TTM Technologies, Inc.(b)	6,920	485,646
Turtle Beach Corp.(b)(c)	6,305	87,513
Ultra Clean Holdings, Inc.(b)	10,056	255,020
Unisys Corp.(b)	30,535	81,834
Varonis Systems, Inc.(b)	1,548	51,192
Veeco Instruments, Inc.(b)(c)	6,975	203,879
Vertex, Inc., Class A(b)(c)	2,528	49,726
Viant Technology, Inc., Class A(b)(c)	5,915	62,758
Viasat, Inc.(b)	36,398	1,249,543
Viavi Solutions, Inc.(b)	17,131	307,330
Vishay Intertechnology, Inc.	16,590	226,785
Vishay Precision Group, Inc.(b)(c)	2,131	72,752
VTEX, Class A (Brazil)(b)	7,629	31,660
Weave Communications, Inc.(b)(c)	6,034	38,497
WM Technology, Inc.(b)	43,800	37,099
Workiva, Inc.(b)(c)	1,462	135,323
Xerox Holdings Corp.(c)	32,000	88,960
Xperi, Inc.(b)(c)	5,905	34,190
Yext, Inc.(b)	14,771	124,372
Zeta Global Holdings Corp., Class A(b)(c)	15,417	281,360
		36,922,573
Materials-4.65%
AdvanSix, Inc.	8,242	126,844
Alpha Metallurgical Resources, Inc.(b)(c)	3,394	540,359
Ardagh Metal Packaging S.A.	20,008	75,030
Arq, Inc.(b)(c)	5,243	19,504
Ascent Industries Co.(b)	1,591	22,545
ASP Isotopes, Inc.(b)(c)	12,961	80,617
Aspen Aerogels, Inc.(b)(c)	17,135	55,175
Avient Corp.	5,458	166,960
Balchem Corp.	443	69,201
Cabot Corp.	2,778	173,819
	Shares	Value
Materials-(continued)
Caledonia Mining Corp. PLC (South Africa)	3,746	$115,414
Century Aluminum Co.(b)(c)	14,786	443,136
Chemours Co. (The)(c)	18,487	236,449
Clearwater Paper Corp.(b)	4,794	87,203
Coeur Mining, Inc.(b)	13,312	229,898
Commercial Metals Co.(c)	4,223	269,343
Compass Minerals International, Inc.(b)(c)	3,064	58,185
Constellium SE(b)	27,171	456,745
Core Molding Technologies, Inc.(b)	2,887	54,564
Dakota Gold Corp.(b)(c)	3,023	14,117
Ecovyst, Inc.(b)(c)	19,798	182,142
Ferroglobe PLC(c)	48,270	213,836
Flotek Industries, Inc.(b)(c)	3,662	52,330
Friedman Industries, Inc.	3,386	68,702
Greif, Inc., Class A(c)	2,948	193,477
Greif, Inc., Class B(c)	537	38,224
H.B. Fuller Co.	3,868	225,427
Hawkins, Inc.	1,074	139,642
Hecla Mining Co.	27,378	460,498
Idaho Strategic Resources, Inc.(b)(c)	2,241	88,945
Ingevity Corp.(b)(c)	1,698	88,687
Innospec, Inc.	2,033	151,987
Intrepid Potash, Inc.(b)	458	11,587
Ivanhoe Electric, Inc.(b)	2,473	35,389
Kaiser Aluminum Corp.(c)	4,080	391,884
Knife River Corp.(b)(c)	1,306	97,741
Koppers Holdings, Inc.	6,119	181,551
Kronos Worldwide, Inc.(c)	5,523	28,002
LSB Industries, Inc.(b)(c)	14,801	132,173
Magnera Corp.(b)	8,712	123,362
Materion Corp.(c)	2,243	274,072
Mativ Holdings, Inc., Class A	15,964	199,390
Metallus, Inc.(b)(c)	9,105	153,966
Minerals Technologies, Inc.(c)	4,401	258,119
Myers Industries, Inc.	13,236	239,042
NioCorp Developments Ltd.(b)(c)	10,732	67,182
Novagold Resources, Inc. (Canada)(b)	15,236	155,255
O-I Glass, Inc.(b)(c)	29,590	398,873
Olympic Steel, Inc.	4,050	157,505
Orion S.A. (Germany)	15,363	78,044
Perimeter Solutions, Inc.(b)	14,387	401,110
Perpetua Resources Corp.(b)(c)	4,628	119,125
PureCycle Technologies, Inc.(b)(c)	3,253	28,626
Quaker Chemical Corp.(c)	1,568	216,149
Ramaco Resources, Inc., Class A(b)(c)	12,673	198,839
Ranpak Holdings Corp.(b)(c)	11,846	58,519
Rayonier Advanced Materials, Inc.(b)(c)	30,586	199,727
Ryerson Holding Corp.	11,325	259,682
Sensient Technologies Corp.(c)	1,310	127,712
Smith-Midland Corp.(b)(c)	459	15,982
Solesence, Inc.(b)	4,587	10,504
SSR Mining, Inc. (Canada)(b)	9,058	210,870
Stepan Co.	3,987	180,731
SunCoke Energy, Inc.(c)	28,792	187,724
Sylvamo Corp.	5,257	249,024
Titan America S.A. (Belgium)(b)	2,113	34,315
Tredegar Corp.(b)(c)	5,451	42,518
TriMas Corp.	4,658	158,698
Trinseo PLC	4,120	4,014
Tronox Holdings PLC, Class A(c)	29,586	122,486
United States Antimony Corp.(b)(c)	27,047	165,257
United States Lime & Minerals, Inc.	511	62,122
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Valhi, Inc.	921	$11,678
Vox Royalty Corp. (Canada)	4,051	19,404
Warrior Met Coal, Inc.	5,745	449,776
Worthington Steel, Inc.(c)	8,050	271,688
		11,988,422
Real Estate-5.19%
Acadia Realty Trust(c)	6,454	132,759
Alexander & Baldwin, Inc.	7,273	113,677
Alexander’s, Inc.(c)	202	42,810
Alpine Income Property Trust, Inc.	1,861	32,270
American Assets Trust, Inc.	7,678	149,721
American Healthcare REIT, Inc.(c)	2,436	123,700
Anywhere Real Estate, Inc.(b)	42,781	609,629
Apartment Investment & Management Co., Class A(c)	8,325	47,536
Apple Hospitality REIT, Inc.	16,360	194,520
Armada Hoffler Properties, Inc.(c)	18,032	118,470
Braemar Hotels & Resorts, Inc.	21,788	58,174
Brandywine Realty Trust(c)	20,711	71,039
Broadstone Net Lease, Inc.	9,341	164,121
BRT Apartments Corp.	1,354	19,823
CareTrust REIT, Inc.	2,642	99,154
CBL & Associates Properties, Inc.	4,451	148,752
Centerspace(c)	1,646	109,887
Chatham Lodging Trust	10,490	71,122
City Office REIT, Inc.	9,253	63,013
Clipper Realty, Inc.	5,005	18,018
Community Healthcare Trust, Inc.(c)	3,549	55,293
Compass, Inc., Class A(b)	96,826	1,008,927
COPT Defense Properties(c)	5,684	174,669
CTO Realty Growth, Inc.(c)	3,891	70,349
Curbline Properties Corp.(c)	4,624	110,699
Cushman & Wakefield Ltd.(b)	35,390	592,782
DiamondRock Hospitality Co.(c)	26,739	243,592
Diversified Healthcare Trust	31,127	150,343
Douglas Elliman, Inc.(b)	31,456	83,358
Douglas Emmett, Inc.(c)	13,802	168,246
Easterly Government Properties, Inc.(c)	5,396	117,633
Elme Communities(c)	6,905	119,871
Empire State Realty Trust, Inc., Class A(c)	22,053	155,033
Essential Properties Realty Trust, Inc.(c)	1,954	61,864
eXp World Holdings, Inc.	26,321	298,743
Farmland Partners, Inc.(c)	5,393	53,067
Forestar Group, Inc.(b)(c)	2,751	70,206
Four Corners Property Trust, Inc.(c)	4,354	104,670
FrontView REIT, Inc.(c)	2,078	31,752
FRP Holdings, Inc.(b)	1,179	27,482
Getty Realty Corp.(c)	4,356	124,015
Gladstone Commercial Corp.	5,723	63,296
Gladstone Land Corp.	3,605	33,563
Global Medical REIT, Inc.	2,041	67,700
Global Net Lease, Inc.(c)	17,567	144,225
Hudson Pacific Properties, Inc.(b)	87,731	173,707
Independence Realty Trust, Inc.(c)	5,152	88,357
Innovative Industrial Properties, Inc.(c)	3,240	160,218
InvenTrust Properties Corp.(c)	12,249	349,586
JBG SMITH Properties, (Acquired 07/05/2024 - 06/27/2025; Cost $94,992)(c)(d)	5,945	108,377
Kennedy-Wilson Holdings, Inc.(c)	11,445	111,360
Kite Realty Group Trust(c)	4,325	100,080
LTC Properties, Inc.(c)	3,886	141,800
	Shares	Value
Real Estate-(continued)
LXP Industrial Trust	2,997	$145,354
Macerich Co. (The)	7,260	126,034
Marcus & Millichap, Inc.	2,258	66,159
Maui Land & Pineapple Co., Inc.(b)	707	11,206
Modiv Industrial, Inc.	1,693	25,226
National Health Investors, Inc.	1,714	136,229
NET Lease Office Properties	1,734	51,136
NETSTREIT Corp.	6,332	116,066
Newmark Group, Inc., Class A	16,237	282,199
NexPoint Residential Trust, Inc.	2,673	85,028
One Liberty Properties, Inc.(c)	2,496	52,017
Outfront Media, Inc.	11,586	272,619
Paramount Group, Inc.(b)(c)	27,088	178,510
Peakstone Realty Trust(c)	9,219	126,024
Pebblebrook Hotel Trust(c)	23,372	265,038
Phillips Edison & Co., Inc.	2,823	100,216
Piedmont Realty Trust, Inc., Class A(c)	20,271	177,169
Plymouth Industrial REIT, Inc.(c)	7,980	175,081
Postal Realty Trust, Inc., Class A	3,139	48,780
PotlatchDeltic Corp.	3,167	127,440
RE/MAX Holdings, Inc., Class A(b)	6,044	49,682
Real Brokerage, Inc. (The) (Canada)(b)(c)	102,410	406,568
RLJ Lodging Trust(c)	31,377	236,583
RMR Group, Inc. (The), Class A(c)	3,662	55,846
Ryman Hospitality Properties, Inc.	1,041	99,343
Sabra Health Care REIT, Inc.	6,716	131,029
Safehold, Inc.	6,755	93,692
Saul Centers, Inc.	1,940	60,334
Service Properties Trust	41,225	71,732
Sila Realty Trust, Inc.(c)	6,542	156,485
SITE Centers Corp.(c)	15,105	111,173
SL Green Realty Corp.	1,729	81,488
SmartStop Self Storage REIT, Inc.	2,937	95,981
St. Joe Co. (The)	1,672	100,872
Stratus Properties, Inc.(b)	609	13,489
Strawberry Fields REIT, Inc.	2,361	29,583
Summit Hotel Properties, Inc.(c)	31,264	167,575
Sunstone Hotel Investors, Inc.	17,192	160,917
Tanger, Inc.	4,502	151,177
Tejon Ranch Co.(b)(c)	1,968	31,941
Terreno Realty Corp.(c)	1,155	72,522
UMH Properties, Inc.	6,208	93,927
Universal Health Realty Income Trust	1,684	68,455
Urban Edge Properties(c)	7,740	148,763
Veris Residential, Inc.	5,516	83,071
Whitestone REIT	6,510	86,518
Xenia Hotels & Resorts, Inc.(c)	15,105	211,168
		13,390,503
Utilities-1.74%
ALLETE, Inc.	2,572	173,919
American States Water Co.	1,783	131,532
Avista Corp.	6,052	250,432
Black Hills Corp.	3,304	243,802
Brookfield Infrastructure Corp. (Canada)(c)	4,956	226,241
California Water Service Group	3,853	174,811
Chesapeake Utilities Corp.(c)	1,316	183,003
Consolidated Water Co. Ltd.(c)	2,544	87,081
Genie Energy Ltd., Class B(c)	4,355	63,060
Global Water Resources, Inc.	1,633	13,995
H2O America	3,334	154,798
Hallador Energy Co.(b)(c)	2,307	47,040
Hawaiian Electric Industries, Inc.(b)(c)	6,845	80,497
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
MGE Energy, Inc.	1,618	$134,003
Middlesex Water Co.	2,004	102,825
Montauk Renewables, Inc.(b)	15,218	24,805
New Jersey Resources Corp.	3,115	149,769
Northwest Natural Holding Co.(c)	5,496	271,887
NorthWestern Energy Group, Inc.	3,510	242,506
Oklo, Inc.(b)(c)	1,201	109,747
ONE Gas, Inc.	2,047	171,416
Ormat Technologies, Inc.	1,659	187,318
Otter Tail Corp.	2,423	199,171
Portland General Electric Co.	4,359	221,524
Pure Cycle Corp.(b)(c)	2,240	25,491
RGC Resources, Inc.	1,472	33,208
Southwest Gas Holdings, Inc.	2,454	203,805
Spire, Inc.	2,685	238,052
TXNM Energy, Inc.	2,375	138,819
Unitil Corp.	2,965	148,932
York Water Co. (The)	1,857	60,594
		4,494,083
Total Common Stocks & Other Equity Interests (Cost $235,358,779)		257,733,102
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(f)(h) (Cost $356,334)	356,334	356,334
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $235,715,113)		258,089,436
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.90%
Invesco Private Government Fund, 4.00%(f)(h)(i)	21,695,003	$21,695,003
Invesco Private Prime Fund, 4.12%(f)(h)(i)	60,553,963	60,572,129
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,267,310)		82,267,132
TOTAL INVESTMENTS IN SECURITIES-131.99% (Cost $317,982,423)		340,356,568
OTHER ASSETS LESS LIABILITIES-(31.99)%		(82,492,650)
NET ASSETS-100.00%		$257,863,918

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Restricted security. The aggregate value of these securities at November 30, 2025 was $396,315, which represented less than 1% of the Fund’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented less than 1% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$45,559	$111,263	$(1,348)	$9,191	$(9)	$164,656	$1,972
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,299	2,033,929	(1,788,894)	-	-	356,334	1,808
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,927,485	$33,445,568	$(28,678,050)	$-	$-	$21,695,003	$193,049 *
Invesco Private Prime Fund	43,996,033	74,641,680	(58,065,589)	(3,614)	3,619	60,572,129	518,420 *
Total	$61,080,376	$110,232,440	$(88,533,881)	$5,577	$3,610	$82,788,122	$715,249

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,560,318	$620,176,941	$-	$654,737,259
Money Market Funds	257,890	46,091,613	-	46,349,503
Total Investments	$34,818,208	$666,268,554	$-	$701,086,762
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,874,762,576	$-	$0	$4,874,762,576
Money Market Funds	-	195,418,531	-	195,418,531
Total Investments	$4,874,762,576	$195,418,531	$0	$5,070,181,107
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$257,733,102	$-	$0	$257,733,102
Money Market Funds	356,334	82,267,132	-	82,623,466
Total Investments	$258,089,436	$82,267,132	$0	$340,356,568